UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2018

Item 1. Reports to Stockholders.

December 31, 2018

Semi Annual Report

Victory Integrity Discovery Fund

Victory Integrity Mid-Cap Value Fund

Victory Integrity Small-Cap Value Fund

Victory Integrity Small/Mid-Cap Value Fund

Victory Munder Multi-Cap Fund

Victory S&P 500 Index Fund

Victory Munder Mid-Cap Core Growth Fund

Victory Munder Small Cap Growth Fund

Victory Trivalent Emerging Markets Small-Cap Fund

Victory Trivalent International Fund-Core Equity

Victory Trivalent International Small-Cap Fund

Victory INCORE Total Return Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

You may elect to receive shareholder reports and other communications from the Victory Funds or your financial intermediary electronically sooner than January 1, 2021 by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-539-3863 or by sending an e-mail request to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Table of Contents

Financial Statements
Victory Integrity Discovery Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	7
Statement of Assets and Liabilities	83
Statement of Operations	87
Statements of Changes in Net Assets	91-93
Financial Highlights	103-106
Victory Integrity Mid-Cap Value Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	11
Statement of Assets and Liabilities	83
Statement of Operations	87
Statements of Changes in Net Assets	91-93
Financial Highlights	107-109
Victory Integrity Small-Cap Value Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	15
Statement of Assets and Liabilities	83
Statement of Operations	87
Statements of Changes in Net Assets	91-93
Financial Highlights	110-114
Victory Integrity Small/Mid-Cap Value Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	19
Statement of Assets and Liabilities	84
Statement of Operations	88
Statements of Changes in Net Assets	94-96
Financial Highlights	115-117
Victory Munder Multi-Cap Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	23
Statement of Assets and Liabilities	84
Statement of Operations	88
Statements of Changes in Net Assets	94-96
Financial Highlights	118-121
Victory S&P 500 Index Fund
Investment Objectives & Portfolio Holdings	5
Schedule of Portfolio Investments	26
Statement of Assets and Liabilities	84
Statement of Operations	88
Statements of Changes in Net Assets	94-96
Financial Highlights	122-124
Victory Munder Mid-Cap Core Growth Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	38
Statement of Assets and Liabilities	85
Statement of Operations	89
Statements of Changes in Net Assets	97-99
Financial Highlights	125-129

Table of Contents (continued)

Victory Munder Small Cap Growth Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	41
Statement of Assets and Liabilities	85
Statement of Operations	89
Statements of Changes in Net Assets	97-99
Financial Highlights	130-132
Victory Trivalent Emerging Markets Small-Cap Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	45
Statement of Assets and Liabilities	85
Statement of Operations	89
Statements of Changes in Net Assets	97-99
Financial Highlights	133-134
Victory Trivalent International Fund-Core Equity
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	53
Statement of Assets and Liabilities	86
Statement of Operations	90
Statements of Changes in Net Assets	100-102
Financial Highlights	135-139
Victory Trivalent International Small-Cap Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	65
Statement of Assets and Liabilities	86
Statement of Operations	90
Statements of Changes in Net Assets	100-102
Financial Highlights	140-144
Victory INCORE Total Return Bond Fund
Investment Objectives & Portfolio Holdings	6
Schedule of Portfolio Investments	76
Statement of Assets and Liabilities	86
Statement of Operations	90
Statements of Changes in Net Assets	100-102
Financial Highlights	145-148
Notes to Financial Statements	149
Supplemental Information
Trustee and Officer Information	170
Proxy Voting and Form N-Q Information	173
Expense Examples	173
Advisory Contract Approval	176
Privacy Policy (inside back cover)

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios	December 31, 2018

  (Unaudited)

Investment Objectives & Portfolio Holdings:

(As a Percentage of Total Investments)

Integrity Discovery Fund Seeks to provide capital appreciation.	Integrity Mid-Cap Value Fund Seeks to provide capital appreciation.

Integrity Small-Cap Value Fund Seeks to provide long-term capital growth.	Integrity Small/Mid-Cap Value Fund Seeks to provide capital appreciation.

Munder Multi-Cap Fund Seeks to provide long-term capital appreciation.	S&P 500 Index Fund Seeks to provide performance and income that is comparable to the S&P 500 Index.

Victory Portfolios	December 31, 2018

  (Unaudited)

Munder Mid-Cap Core Growth Fund Seeks to provide long-term capital appreciation.	Munder Small Cap Growth Fund Seeks to provide long-term capital appreciation.

Trivalent Emerging Markets Small-Cap Fund Seeks to provide long-term growth of capital.	Trivalent International Fund-Core Equity Seeks to provide long-term growth of capital.

Trivalent International Small-Cap Fund Seeks to provide long-term growth of capital.	INCORE Total Return Bond Fund Seeks to provide a high level of current income together with capital appreciation.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Banks (24.9%):
Atlantic Capital Bancshares, Inc. (a)	51,200	$838
Banc of California, Inc. (b)	48,300	643
Bridge Bancorp, Inc.	33,450	853
Civista Bancshares, Inc.	30,135	525
Financial Institutions, Inc.	28,700	738
First BanCorp	19,300	630
First Bank Williamstown NJ	63,500	770
First Foundation, Inc. (a)	77,900	1,002
First Internet Bancorp	32,650	667
First Mid-Illinois Bancshares, Inc.	25,600	817
Franklin Financial Network, Inc. (a) (b)	29,050	766
German American BanCorp	42,750	1,187
Guaranty Bancorp	40,161	833
HarborOne BanCorp, Inc. (a)	55,000	874
Heritage Commerce Corp.	76,319	865
Heritage Financial Corp.	48,700	1,447
Hometrust Bancshares, Inc.	47,399	1,241
Howard BanCorp, Inc. (a)	62,500	894
Independent Bank Corp.	60,450	1,271
Mercantile Bank Corp.	46,500	1,314
Northeast BanCorp	19,024	318
Origin BanCorp, Inc.	29,436	1,003
Peoples BanCorp, Inc.	41,500	1,249
People's Utah Bancorp	25,449	767
Qcr Holdings, Inc.	30,700	985
SB One BanCorp	40,600	830
Smartfinancial, Inc. (a)	44,000	804
Southern National BanCorp of Virginia, Inc.	86,600	1,145
Trico Bancshares	42,450	1,434
Univest Corp. of Pennsylvania	50,858	1,097
Washington Trust BanCorp, Inc.	24,700	1,174
		28,981
Capital Markets (1.9%):
Cowen Group, Inc., Class A (a)	97,000	1,294
Diamond Hill Investment Group, Inc.	6,000	897
		2,191
Communication Services (2.0%):
Entravision Communications Corp., Class A	171,657	500
Marcus Corp.	48,275	1,907
		2,407
Consumer Discretionary (12.1%):
Carrols Restaurant Group, Inc. (a) (b)	152,736	1,503
K12, Inc. (a)	71,300	1,768
Kirkland's, Inc. (a)	89,173	850
M/I Homes, Inc. (a)	31,593	664

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Malibu Boats, Inc., Class A (a)	41,887	$1,458
MarineMax, Inc. (a) (b)	76,064	1,393
Modine Manufacturing Co. (a)	89,600	969
Motorcar Parts of America, Inc. (a) (b)	74,900	1,246
Nautilus, Inc. (a)	93,250	1,016
Ruth's Hospitality Group, Inc. (b)	64,147	1,458
Tower International, Inc.	39,500	940
Unifi, Inc. (a)	40,085	916
		14,181
Consumer Finance (0.9%):
Ezcorp, Inc. (a) (b)	129,800	1,003
Energy (4.7%):
Earthstone Energy, Inc., Class A (a)	141,523	640
Lilis Energy, Inc. (a) (b)	245,288	336
Matrix Service Co. (a)	55,664	999
Natural Gas Services Group, Inc. (a)	52,493	863
Newpark Resources, Inc. (a)	182,920	1,257
Pioneer Energy Services Corp. (a)	308,360	379
Ring Energy, Inc. (a) (b)	93,880	477
Solaris Oilfield Infrastructure, Inc., Class A	51,560	623
		5,574
Health Care (4.5%):
Addus HomeCare Corp. (a) (b)	21,450	1,456
Capital Senior Living Corp. (a) (b)	145,440	989
Invacare Corp. (b)	76,408	329
Orthofix Medical, Inc. (a)	26,100	1,370
RTI Surgical, Inc. (a)	294,692	1,090
		5,234
Industrials (15.4%):
Columbus McKinnon Corp.	37,635	1,135
Covenant Transport Group, Inc., Class A (a)	58,438	1,121
CRA International, Inc.	24,000	1,021
CSW Industrials, Inc. (a)	14,600	706
Daseke, Inc. (a)	96,066	354
Ducommon, Inc. (a)	39,700	1,442
DXP Enterprise, Inc. (a)	24,400	679
Eagle Bulk Shipping, Inc. (a) (b)	211,300	974
Echo Global Logistics, Inc. (a)	40,379	821
Foundation Building Materials, Inc. (a)	93,600	778
Global Brass & Copper Holdings, Inc.	28,400	714
Great Lakes Dredge & Dock Corp. (a)	151,000	1,000
Kelly Services, Inc., Class A	60,763	1,245
MYR Group, Inc. (a)	28,800	811
NN, Inc.	43,650	293
Orion Group Holdings, Inc. (a)	129,700	556
Park-Ohio Holdings Corp.	23,100	709
SP Plus Corp. (a)	32,700	966

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Spartan Motors, Inc.	114,000	$824
Team, Inc. (a) (b)	54,900	804
Titan International, Inc.	139,900	652
USA Truck, Inc. (a)	35,724	535
		18,140
Information Technology (9.5%):
ADTRAN, Inc.	36,700	394
Applied Optoelectronics, Inc. (a) (b)	17,851	275
Cohu, Inc.	61,774	993
Control4 Corp. (a)	32,400	570
Diebold, Inc.	89,669	223
Digi International, Inc. (a)	86,547	873
Extreme Networks, Inc. (a)	142,897	872
FormFactor, Inc. (a)	99,520	1,402
Harmonic, Inc. (a) (b)	235,000	1,110
I3 Verticals, Inc. (a)	54,150	1,305
Neophotonics Corp. (a)	108,729	705
Photronics, Inc. (a)	89,260	864
Rudolph Technologies, Inc. (a)	30,599	626
ScanSource, Inc. (a)	24,646	848
		11,060
Insurance (2.0%):
HCI Group, Inc.	20,275	1,030
Heritage Insurance Holdings, Inc. (b)	92,000	1,354
		2,384
Materials (4.1%):
Haynes International, Inc.	36,700	969
Koppers Holdings, Inc. (a)	32,500	554
Rayonier Advanced Materials, Inc.	56,700	604
Ryerson Holding Corp. (a)	88,850	563
Schnitzer Steel Industries, Inc.	53,000	1,143
SunCoke Energy, Inc. (a)	117,000	1,000
		4,833
Real Estate (8.9%):
Bluerock Residential Growth REIT, Inc. (b)	142,000	1,280
Cedar Realty Trust, Inc.	319,000	1,002
City Office REIT, Inc.	95,500	979
Community Healthcare Trust, Inc. (b)	35,000	1,009
Independence Realty Trust, Inc.	95,400	876
MedEquities Realty Trust, Inc.	93,240	638
NexPoint Residential Trust, Inc.	47,800	1,674
Tier REIT, Inc.	42,200	871
Umh Properties, Inc.	70,600	836
Urstadt Biddle Properties, Inc., Class A	62,300	1,197
		10,362

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Thrifts & Mortgage Finance (7.8%):
Bridgewater Bancshares, Inc. (a)	90,000	$950
First Defiance Financial Corp.	42,100	1,032
Home BanCorp, Inc.	28,774	1,019
Homestreet, Inc. (a)	45,261	961
PCSB Financial Corp.	71,500	1,398
Territorial BanCorp, Inc. (b)	33,400	868
United Community Financial Corp.	155,100	1,372
United Financial Bancorp, Inc.	95,000	1,396
		8,996
Total Common Stocks (Cost $120,932)		115,346
Collateral for Securities Loaned^ (9.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (c)	2,020,380	2,020
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	2,919,352	2,919
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (c)	90,151	90
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (c)	1,122,510	1,123
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (c)	1,795,801	1,796
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (c)	2,693,870	2,694
Total Collateral for Securities Loaned (Cost $10,642)		10,642
Total Investments (Cost $131,574) — 107.8%		125,988
Liabilities in excess of other assets — (7.8)%		(9,101)
NET ASSETS — 100.00%		$116,887

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2018.

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.6%)
Communication Services (2.5%):
CenturyLink, Inc.	34,443	$522
Cinemark Holdings, Inc.	16,228	581
TEGNA, Inc.	47,537	517
		1,620
Consumer Discretionary (7.2%):
Aramark	21,766	630
Brunswick Corp.	12,366	574
Caesars Entertainment Corp. (a) (b)	62,257	423
Foot Locker, Inc.	10,182	541
Kohl's Corp.	8,555	568
Royal Caribbean Cruises Ltd.	6,309	617
Tapestry, Inc.	19,703	665
Tiffany & Co.	5,909	476
Wyndham Worldwide Corp.	10,178	365
		4,859
Consumer Staples (6.0%):
Conagra Brands, Inc.	19,028	406
Constellation Brands, Inc., Class A	3,577	575
Lamb Weston Holdings, Inc.	8,132	598
McCormick & Co., Inc.	4,006	558
Post Holdings, Inc. (a)	5,372	479
The Kroger Co.	28,937	796
US Foods Holding Corp. (a)	19,511	617
		4,029
Energy (4.8%):
Diamondback Energy, Inc.	6,768	627
Hess Corp.	11,215	454
HollyFrontier Corp.	12,259	627
Marathon Oil Corp.	45,416	651
Noble Energy, Inc.	23,164	435
WPX Energy, Inc. (a)	40,029	454
		3,248
Financials (17.9%):
Affiliated Managers Group, Inc.	4,153	405
Ally Financial, Inc.	31,034	703
American Financial Group, Inc.	8,451	765
Arthur J. Gallagher & Co.	11,296	833
Assurant, Inc.	6,277	561
CIT Group, Inc.	15,875	608
Comerica, Inc.	8,798	604
Everest Re Group Ltd.	3,105	676
FNB Corp.	53,031	522
Hanover Insurance Group, Inc.	5,404	631

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Huntington Bancshares, Inc.	58,822	$701
Lincoln National Corp.	12,665	650
LPL Financial Holdings, Inc.	8,651	528
Raymond James Financial, Inc.	8,351	621
SunTrust Banks, Inc.	16,754	845
Synovus Financial Corp. (b)	22,559	722
Voya Financial, Inc.	18,162	729
Zions BanCorp	24,295	990
		12,094
Health Care (8.2%):
Cardinal Health, Inc.	11,983	534
Encompass Health Corp.	10,205	630
Hill-Rom Holdings, Inc.	9,910	878
Hologic, Inc. (a)	13,658	561
Laboratory Corp. of America Holdings (a)	6,346	802
Molina Healthcare, Inc. (a)	5,479	637
Perrigo Co. PLC	13,053	506
Zimmer Biomet Holdings, Inc.	8,949	928
		5,476
Industrials (14.1%):
Arconic, Inc.	18,273	308
Beacon Roofing Supply, Inc. (a)	11,832	375
Cummins, Inc.	5,141	687
Dycom Industries, Inc. (a)	10,041	542
Huntington Ingalls Industries, Inc.	4,762	906
Kansas City Southern	7,198	687
L3 Technologies, Inc.	4,612	801
Navistar International Corp. (a)	2,224	58
Old Dominion Freight Line, Inc.	4,255	525
Oshkosh Corp.	8,503	521
Owens Corning, Inc.	14,124	621
Parker-Hannifin Corp.	4,671	697
Quanta Services, Inc.	15,767	475
Stanley Black & Decker, Inc.	7,335	878
Timken Co.	16,548	618
United Continental Holdings, Inc. (a)	8,468	709
		9,408
Information Technology (10.7%):
Analog Devices, Inc.	7,371	632
Arrow Electronics, Inc. (a)	9,046	624
Avnet, Inc.	18,588	671
Corning, Inc.	22,088	667
Flextronics International Ltd. (a)	59,586	453
Motorola Solutions, Inc.	5,432	625
NCR Corp. (a)	24,799	572
Nuance Communications, Inc. (a)	41,215	545

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Symantec Corp.	40,893	$773
SYNNEX Corp.	6,867	555
Teradyne, Inc. (b)	15,896	499
Worldpay, Inc. (a)	6,821	521
		7,137
Materials (4.5%):
Allegheny Technologies, Inc. (a) (b)	23,697	516
Cabot Corp.	7,685	330
Carpenter Technology Corp.	11,054	394
FMC Corp.	8,562	634
Methanex Corp.	11,658	562
The Mosaic Co.	19,186	560
		2,996
Real Estate (10.6%):
Alexandria Real Estate Equities, Inc.	8,038	926
Apartment Investment & Management Co., Class A	14,652	643
Camden Property Trust	9,733	857
Duke Realty Investments, Inc.	34,477	893
HCP, Inc.	39,317	1,099
Host Hotels & Resorts, Inc.	51,696	862
Kimco Realty Corp.	47,137	691
Site Centers Corp.	54,487	603
Welltower, Inc.	8,906	618
		7,192
Utilities (10.1%):
Alliant Energy Corp.	17,154	725
Atmos Energy Corp.	6,707	622
DTE Energy Co.	7,802	861
Edison International (b)	10,974	623
Evergy, Inc.	12,532	711
FirstEnergy Corp.	20,032	752
Pinnacle West Capital Corp.	9,724	829
PPL Corp.	37,355	1,059
UGI Corp.	11,068	590
		6,772
Total Common Stocks (Cost $70,129)		64,831
Collateral for Securities Loaned^ (3.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (c)	447,499	447
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	646,761	647
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (c)	19,972	20
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (c)	248,670	249
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (c)	397,847	398

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (c)	596,807	$597
Total Collateral for Securities Loaned (Cost $2,358)		2,358
Total Investments (Cost $72,487) — 100.1%		67,189
Liabilities in excess of other assets — (0.1)%		(50)
NET ASSETS — 100.00%		$67,139

^   Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2018.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Banks (19.4%):
Banc of California, Inc. (a)	279,770	$3,724
BancorpSouth Bank	758,953	19,839
BankUnited, Inc.	536,905	16,075
Centerstate Banks, Inc.	899,820	18,932
Central Pacific Financial Corp.	630,870	15,362
Chemical Financial Corp.	221,461	8,108
Eagle Bancorp, Inc. (a) (b)	318,785	15,528
First Commonwealth Financial Corp.	1,211,380	14,633
First Financial Bancorp	843,468	20,007
First Hawaiian, Inc.	557,132	12,541
FNB Corp.	1,787,539	17,589
Fulton Financial Corp. (a)	1,583,348	24,510
Hancock Holding Co.	544,486	18,866
IBERIABANK Corp.	290,393	18,666
LegacyTexas Financial Group, Inc.	515,796	16,552
Pacific Premier Bancorp, Inc. (b)	823,894	21,026
PacWest Bancorp	303,400	10,097
People's United Financial, Inc. (a)	1,070,718	15,450
Prosperity Bancshares, Inc.	266,400	16,597
State Bank Financial Corp.	581,672	12,558
Sterling BanCorp	771,279	12,734
Synovus Financial Corp. (a)	732,998	23,449
United Community Banks, Inc.	855,316	18,355
Westamerica BanCorp (a)	98,700	5,496
Western Alliance BanCorp (b)	522,223	20,623
		397,317
Capital Markets (2.9%):
LPL Financial Holdings, Inc.	379,738	23,194
Piper Jaffray	178,213	11,734
Stifel Financial Corp.	579,439	24,000
		58,928
Communication Services (1.9%):
AMC Entertainment Holdings, Inc., Class A (a)	894,101	10,980
Gray Television, Inc. (b)	797,280	11,752
TEGNA, Inc.	1,469,916	15,978
		38,710
Consumer Discretionary (8.4%):
Adtalem Global Education, Inc. (b)	495,791	23,461
American Eagle Outfitters, Inc.	825,581	15,958
Asbury Automotive Group, Inc. (b)	280,002	18,665
Big Lots, Inc. (a)	168,440	4,871
Brunswick Corp.	322,886	14,998
Caleres, Inc.	685,147	19,068
Cooper Tire & Rubber Co.	432,672	13,988
G-III Apparel Group Ltd. (b)	454,410	12,673
Jack in the Box, Inc.	230,941	17,928

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Penn National Gaming, Inc. (b)	1,182,577	$22,268
Signet Jewelers Ltd.	250,349	7,954
		171,832
Consumer Staples (3.3%):
Calavo Growers, Inc. (a)	130,698	9,536
Cott Corp.	1,047,818	14,607
Energizer Holdings, Inc.	261,454	11,805
Lancaster Colony Corp.	71,321	12,614
Performance Food Group Co. (b)	576,386	18,600
		67,162
Energy (4.3%):
Callon Petroleum Co. (b)	2,584,636	16,775
Delek US Holdings, Inc.	444,453	14,449
Golar LNG Ltd.	872,954	18,995
Helix Energy Solutions Group, Inc. (b)	1,457,202	7,883
Magnolia Oil & Gas Corp. (a) (b)	1,416,094	15,874
Oasis Petroleum, Inc. (b)	2,373,312	13,124
		87,100
Health Care (5.0%):
Brookdale Senior Living, Inc. (a) (b)	1,524,126	10,212
Charles River Laboratories International, Inc. (b)	140,389	15,889
CONMED Corp. (a)	316,324	20,308
Endo International PLC (b)	771,700	5,633
Magellan Health, Inc. (b)	381,606	21,709
Orthofix Medical, Inc. (b)	173,900	9,128
Select Medical Holdings Corp. (b)	1,231,067	18,897
		101,776
Industrials (13.5%):
Aerojet Rocketdyne Holdings, Inc. (b)	362,467	12,770
Beacon Roofing Supply, Inc. (b)	369,872	11,732
BMC Stock Holdings, Inc. (b)	850,638	13,168
Dycom Industries, Inc. (a) (b)	371,422	20,072
EMCOR Group, Inc.	358,456	21,396
EnerSys	162,286	12,595
Genesee & Wyoming, Inc., Class A (a) (b)	143,304	10,607
GMS, Inc. (b)	622,985	9,258
Hub Group, Inc., Class A (b)	279,952	10,378
KBR, Inc.	911,189	13,832
Manitowoc Co., Inc. (b)	816,761	12,064
Meritor, Inc. (b)	1,009,878	17,077
Navistar International Corp. (b)	50,250	1,304
REV Group, Inc. (a)	612,700	4,601
Saia, Inc. (b)	302,081	16,863
SkyWest, Inc.	442,401	19,674
Spirit Airlines, Inc. (b)	217,475	12,596
Team, Inc. (a) (b)	638,282	9,351
The Greenbrier Cos., Inc. (a)	365,543	14,454

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Timken Co.	609,723	$22,754
Werner Enterprises, Inc. (a)	314,868	9,301
		275,847
Information Technology (10.9%):
Anixter International, Inc. (b)	234,907	12,758
Belden, Inc. (a)	270,910	11,316
CACI International, Inc., Class A (b)	70,100	10,097
Ciena Corp. (b)	309,400	10,492
Diodes, Inc. (b)	405,556	13,083
Flextronics International Ltd. (b)	1,870,596	14,235
FormFactor, Inc. (b)	1,106,676	15,593
NCR Corp. (b)	837,839	19,337
Nuance Communications, Inc. (b)	920,645	12,180
Perspecta, Inc.	978,728	16,854
Plexus Corp. (b)	349,500	17,852
Sanmina Corp. (b)	432,585	10,408
SYNNEX Corp.	215,925	17,455
Teradata Corp. (b)	320,812	12,306
TTM Technologies, Inc. (b)	1,527,930	14,867
Verint Systems, Inc. (b)	321,746	13,613
		222,446
Insurance (5.2%):
American Equity Investment Life Holding Co.	617,631	17,257
CNO Financial Group, Inc.	913,423	13,592
Hanover Insurance Group, Inc.	174,067	20,326
Kemper Corp.	274,259	18,205
Primerica, Inc.	189,880	18,553
RLI Corp. (a)	262,113	18,083
		106,016
Materials (4.2%):
Allegheny Technologies, Inc. (a) (b)	982,330	21,385
Carpenter Technology Corp. (a)	346,379	12,335
Ferro Corp. (b)	608,744	9,545
Ingevity Corp. (b)	135,421	11,333
Orion Engineered Carbons SA	413,306	10,448
Platform Specialty Products Corp. (b)	1,867,542	19,292
		84,338
Real Estate (10.9%):
Americold Realty Trust	501,784	12,816
Cousins Properties, Inc.	2,711,261	21,419
DiamondRock Hospitality Co.	1,917,741	17,413
First Industrial Realty Trust, Inc.	777,797	22,447
Kite Realty Group Trust	1,256,998	17,711
Mack Cali Realty Corp.	1,106,835	21,683
Pennsylvania Real Estate Invesment Trust (a)	1,160,305	6,892
Physicians Realty Trust	1,210,582	19,406
Retail Value, Inc.	176,115	4,507
Site Centers Corp. (a)	1,401,921	15,519

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Stag Industrial, Inc. (a)	920,737	$22,908
Summit Hotel Properties, Inc.	1,465,905	14,263
Sunstone Hotel Investors, Inc.	1,018,742	13,254
Tier REIT, Inc.	566,023	11,677
		221,915
Thrifts & Mortgage Finance (1.3%):
Homestreet, Inc. (b)	477,470	10,137
Oceanfirst Financial Corp.	690,228	15,537
		25,674
Utilities (7.8%):
ALLETE, Inc.	349,569	26,644
Black Hills Corp. (a)	450,423	28,277
New Jersey Resources Corp. (a)	387,485	17,696
NorthWestern Corp.	288,591	17,154
ONE Gas, Inc.	238,301	18,969
PNM Resources, Inc.	572,375	23,519
Southwest Gas Corp. (a)	350,070	26,781
		159,040
Total Common Stocks (Cost $2,086,191)		2,018,101
Exchange-Traded Funds (0.8%)
iShares Russell 2000 Value Index Fund (a)	148,538	15,974
Total Exchange-Traded Funds (Cost $16,766)		15,974
Collateral for Securities Loaned^ (5.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (c)	20,854,354	20,854
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	30,133,539	30,134
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (c)	930,530	931
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (c)	11,585,881	11,586
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (c)	18,536,251	18,536
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (c)	27,806,113	27,806
Total Collateral for Securities Loaned (Cost $109,847)		109,847
Total Investments (Cost $2,212,804) — 105.2%		2,143,922
Liabilities in excess of other assets — (5.2)%		(105,493)
NET ASSETS — 100.00%		$2,038,429

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on December 31, 2018.

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)
Banks (13.6%):
BankUnited, Inc.	39,584	$1,185
CIT Group, Inc.	32,126	1,230
Comerica, Inc.	16,756	1,151
Eagle Bancorp, Inc. (a) (b)	17,309	843
First Hawaiian, Inc.	24,410	549
FNB Corp.	93,340	918
Fulton Financial Corp.	68,273	1,057
Hancock Holding Co.	17,903	620
IBERIABANK Corp.	10,765	692
PacWest Bancorp	24,568	818
People's United Financial, Inc.	58,291	841
Sterling BanCorp	52,252	863
Synovus Financial Corp. (b)	58,830	1,883
Western Alliance BanCorp (a)	29,327	1,158
Zions BanCorp	49,000	1,997
		15,805
Capital Markets (2.4%):
Affiliated Managers Group, Inc.	5,933	578
LPL Financial Holdings, Inc.	10,884	665
Raymond James Financial, Inc.	11,199	833
Stifel Financial Corp.	17,667	732
		2,808
Communication Services (1.6%):
Cinemark Holdings, Inc.	30,050	1,076
TEGNA, Inc.	77,764	845
		1,921
Consumer Discretionary (7.7%):
American Eagle Outfitters, Inc.	41,628	805
Aramark	37,204	1,078
Big Lots, Inc.	8,026	232
Brunswick Corp.	21,831	1,014
Caesars Entertainment Corp. (a) (b)	107,620	731
Caleres, Inc.	28,434	791
Foot Locker, Inc.	17,301	920
G-III Apparel Group Ltd. (a)	20,217	564
Kohl's Corp.	16,840	1,117
Wyndham Hotels & Resorts, Inc.	16,050	728
Wyndham Worldwide Corp.	21,097	756
		8,736
Consumer Finance (1.2%):
Ally Financial, Inc.	60,567	1,372
Consumer Staples (4.0%):
Conagra Brands, Inc.	9,938	212
Energizer Holdings, Inc.	12,856	580
Lamb Weston Holdings, Inc.	15,889	1,169

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Lancaster Colony Corp.	4,275	$756
Performance Food Group Co. (a)	34,999	1,129
Post Holdings, Inc. (a)	8,872	791
		4,637
Diversified Financial Services (1.1%):
Voya Financial, Inc.	31,373	1,259
Energy (3.7%):
Delek US Holdings, Inc.	24,485	796
Diamondback Energy, Inc.	7,316	678
Helix Energy Solutions Group, Inc. (a)	78,953	427
HollyFrontier Corp.	15,610	798
Parsley Energy, Inc., Class A (a)	45,198	722
WPX Energy, Inc. (a)	69,123	785
		4,206
Health Care (6.4%):
Brookdale Senior Living, Inc. (a)	76,349	512
Charles River Laboratories International, Inc. (a)	7,683	870
Encompass Health Corp.	17,741	1,094
Hill-Rom Holdings, Inc.	16,763	1,485
Hologic, Inc. (a)	22,733	934
Magellan Health, Inc. (a)	16,884	961
Molina Healthcare, Inc. (a)	9,149	1,063
Perrigo Co. PLC	13,289	515
		7,434
Industrials (15.7%):
Acuity Brands, Inc.	6,744	775
Aerojet Rocketdyne Holdings, Inc. (a) (b)	18,024	635
Alaska Air Group, Inc.	12,417	756
Beacon Roofing Supply, Inc. (a)	19,876	630
Dycom Industries, Inc. (a)	19,063	1,031
EMCOR Group, Inc.	15,033	897
EnerSys	13,152	1,021
Genesee & Wyoming, Inc., Class A (a)	12,225	905
Huntington Ingalls Industries, Inc.	9,394	1,788
Kirby Corp. (a)	12,225	823
Knight-Swift Transportation Holdings, Inc.	33,311	835
Manitowoc Co., Inc. (a)	45,469	672
Meritor, Inc. (a)	65,614	1,110
Navistar International Corp. (a)	3,899	101
Old Dominion Freight Line, Inc.	7,537	931
Oshkosh Corp.	15,182	931
Owens Corning, Inc.	31,553	1,388
Quanta Services, Inc.	30,207	909
SkyWest, Inc.	17,912	796
Timken Co.	33,418	1,246
		18,180

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (10.0%):
Arrow Electronics, Inc. (a)	15,157	$1,045
Avnet, Inc.	31,271	1,129
Ciena Corp. (a)	17,470	592
Cypress Semiconductor Corp. (b)	67,727	861
Flextronics International Ltd. (a)	101,800	775
NCR Corp. (a)	42,117	972
Nuance Communications, Inc. (a)	81,973	1,085
Perspecta, Inc.	49,074	845
Plexus Corp. (a)	16,460	841
SYNNEX Corp.	11,826	956
Teradata Corp. (a)	23,775	912
Teradyne, Inc. (b)	26,482	831
Verint Systems, Inc. (a)	17,798	753
		11,597
Insurance (6.0%):
American Equity Investment Life Holding Co.	20,980	586
American Financial Group, Inc.	18,178	1,645
Arthur J. Gallagher & Co.	15,878	1,170
Assurant, Inc.	9,781	875
Everest Re Group Ltd.	3,473	756
Hanover Insurance Group, Inc.	8,715	1,018
Primerica, Inc.	8,501	831
		6,881
Materials (4.0%):
Allegheny Technologies, Inc. (a) (b)	48,300	1,051
Cabot Corp.	14,000	601
Carpenter Technology Corp.	16,761	597
Ferro Corp. (a)	32,616	511
Ingevity Corp. (a)	7,177	601
Orion Engineered Carbons SA	22,714	574
Platform Specialty Products Corp. (a)	65,423	676
		4,611
Mortgage Real Estate Investment Trusts (1.3%):
Agnc Investment Corp.	85,188	1,494
Real Estate (11.4%):
Alexandria Real Estate Equities, Inc.	10,766	1,241
American Campus Communities, Inc.	22,059	913
Apartment Investment & Management Co., Class A	37,002	1,624
Camden Property Trust	17,715	1,560
DiamondRock Hospitality Co.	95,017	863
Duke Realty Investments, Inc.	65,912	1,707
Highwoods Properties, Inc.	32,782	1,268
Kimco Realty Corp.	84,589	1,239
Mack Cali Realty Corp.	47,362	928
Retail Value, Inc.	13,092	335
Site Centers Corp. (b)	136,007	1,506
		13,184

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (7.2%):
Alliant Energy Corp.	34,542	$1,460
Atmos Energy Corp.	12,269	1,138
Black Hills Corp.	19,482	1,223
Evergy, Inc.	19,471	1,105
Pinnacle West Capital Corp.	14,472	1,233
PNM Resources, Inc.	27,723	1,139
UGI Corp.	18,652	995
		8,293
Total Common Stocks (Cost $124,279)		112,418
Exchange-Traded Funds (1.2%)
iShares Russell 2000 Value Index Fund (b)	13,091	1,408
Total Exchange-Traded Funds (Cost $1,590)		1,408
Collateral for Securities Loaned^ (5.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (c)	1,228,118	1,228
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	1,774,572	1,775
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (c)	54,799	55
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (c)	682,296	682
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (c)	1,091,605	1,092
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (c)	1,637,490	1,637
Total Collateral for Securities Loaned (Cost $6,469)		6,469
Total Investments (Cost $132,338) — 104.1%		120,295
Liabilities in excess of other assets — (4.1)%		(4,778)
NET ASSETS — 100.00%		$115,517

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2018.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Munder Multi-Cap Fund	Schedule of Portfolio Investments December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.4%)
Communication Services (10.1%):
Alphabet, Inc., Class A (a)	8,793	$9,188
Comcast Corp., Class A	210,950	7,183
Netflix, Inc. (a)	5,600	1,499
Nexstar Broadcasting Group, Inc., Class A (b)	66,600	5,237
The Walt Disney Co.	32,300	3,542
T-Mobile US, Inc. (a)	77,700	4,942
Verizon Communications, Inc.	75,065	4,220
		35,811
Consumer Discretionary (10.3%):
Amazon.com, Inc. (a)	5,610	8,426
Asbury Automotive Group, Inc. (a)	56,300	3,753
Burlington Stores, Inc. (a)	27,735	4,511
Dollar General Corp.	45,620	4,931
O'Reilly Automotive, Inc. (a)	10,875	3,745
Penske Automotive Group, Inc.	77,965	3,144
Ross Stores, Inc.	30,370	2,527
The Home Depot, Inc.	29,515	5,070
		36,107
Consumer Staples (4.0%):
PepsiCo, Inc.	36,900	4,077
The Procter & Gamble Co.	30,600	2,813
Wal-Mart Stores, Inc.	74,265	6,918
		13,808
Energy (7.0%):
Chevron Corp.	68,110	7,410
EOG Resources, Inc.	36,090	3,147
Exxon Mobil Corp.	45,900	3,130
Occidental Petroleum Corp.	46,370	2,846
Phillips 66	56,275	4,848
Valero Energy Corp.	42,300	3,171
		24,552
Financials (16.5%):
Ally Financial, Inc.	211,165	4,785
Athene Holding Ltd., Class A (a)	109,800	4,373
Bank of America Corp.	161,770	3,986
Berkshire Hathaway, Inc., Class B (a)	42,540	8,686
Cathay General Bancorp	131,055	4,394
E*TRADE Financial Corp.	78,435	3,442
Essent Group Ltd. (a)	150,255	5,136
FCB Financial Holdings, Inc. (a)	77,285	2,595
JPMorgan Chase & Co.	55,290	5,397
Regions Financial Corp.	287,520	3,847
ServisFirst Bancshares, Inc.	60,200	1,919

See notes to financial statements.

Victory Portfolios Victory Munder Multi-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
SVB Financial Group (a)	21,600	$4,102
TD Ameritrade Holding Corp.	107,355	5,256
		57,918
Health Care (13.7%):
AbbVie, Inc.	81,450	7,509
Biogen, Inc. (a)	20,400	6,139
Cigna Corp.	16,715	3,175
CVS Health Corp.	24,510	1,606
HCA Holdings, Inc.	39,900	4,966
Innoviva, Inc. (a)	159,115	2,777
Johnson & Johnson	27,305	3,523
Medtronic PLC	19,400	1,765
Merck & Co., Inc.	33,525	2,562
Pfizer, Inc.	85,235	3,720
UnitedHealth Group, Inc.	19,725	4,914
Universal Health Services, Inc., Class B	45,100	5,256
		47,912
Industrials (14.7%):
Air Lease Corp.	102,000	3,081
Allison Transmission Holdings, Inc.	127,230	5,587
Atkore International Group, Inc. (a)	91,520	1,816
Comfort Systems USA, Inc.	69,115	3,019
J.B. Hunt Transport Services, Inc.	47,102	4,382
Marten Transport Ltd.	90,415	1,464
Norfolk Southern Corp.	32,755	4,898
PACCAR, Inc.	81,255	4,643
SkyWest, Inc.	60,060	2,671
The Boeing Co.	18,500	5,966
Union Pacific Corp.	47,640	6,586
United Rentals, Inc. (a)	36,040	3,696
United Technologies Corp.	35,460	3,776
		51,585
Information Technology (19.4%):
Apple, Inc.	45,120	7,117
Broadcom, Inc.	25,700	6,535
Cisco Systems, Inc.	175,800	7,617
Intel Corp.	173,930	8,163
KEMET Corp. (b)	246,745	4,328
Mastercard, Inc., Class A	13,500	2,547
Microsoft Corp.	150,660	15,303
ON Semiconductor Corp. (a)	223,455	3,689
PayPal Holdings, Inc. (a)	22,700	1,909
Visa, Inc., Class A	19,800	2,612
Vishay Intertechnology, Inc.	185,280	3,337
Zebra Technologies Corp., Class A (a)	31,850	5,071
		68,228
See notes to financial statements.

Victory Portfolios Victory Munder Multi-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.7%):
Packaging Corp. of America	28,725	$2,397
Total Common Stocks (Cost $330,278)		338,318
Exchange-Traded Funds (2.0%)
iShares Russell 3000 ETF (b)	47,700	7,008
Total Exchange-Traded Funds (Cost $7,140)		7,008
Collateral for Securities Loaned^ (0.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (c)	570,671	571
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	824,593	825
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (c)	25,464	25
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (c)	317,043	317
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (c)	507,237	507
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (c)	760,904	761
Total Collateral for Securities Loaned (Cost $3,006)		3,006
Total Investments (Cost $340,424) — 99.3%		348,332
Other assets in excess of liabilities — 0.7%		2,581
NET ASSETS — 100.00%		$350,913

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2018.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (10.0%):
Activision Blizzard, Inc.	7,410	$345
Alphabet, Inc., Class A (a)	2,905	3,036
Alphabet, Inc., Class C (a)	2,992	3,098
AT&T, Inc.	70,578	2,014
CBS Corp., Class B	3,290	144
CenturyLink, Inc.	9,238	140
Charter Communications, Inc., Class A (a)	1,735	494
Comcast Corp., Class A	44,439	1,512
Discovery Communications, Inc., Class A (a) (b)	1,519	38
Discovery Communications, Inc., Class C (a)	3,496	81
DISH Network Corp. (a)	2,226	56
Electronic Arts, Inc. (a)	2,962	234
Facebook, Inc., Class A (a)	23,439	3,072
Netflix, Inc. (a)	4,232	1,133
News Corp., Class A	3,726	42
News Corp., Class B	1,203	14
Omnicom Group, Inc.	2,181	160
Take-Two Interactive Software, Inc. (a)	1,106	114
The Interpublic Group of Co., Inc.	3,730	77
The Walt Disney Co.	14,454	1,585
TripAdvisor, Inc. (a)	994	54
Twenty-First Century Fox, Inc., Class A	10,244	493
Twenty-First Century Fox, Inc., Class B	4,734	226
Twitter, Inc. (a)	6,997	201
Verizon Communications, Inc.	40,158	2,258
Viacom, Inc., Class B	3,435	88
		20,709
Consumer Discretionary (9.9%):
Advance Auto Parts, Inc.	720	113
Amazon.com, Inc. (a)	3,982	5,981
Aptiv PLC	2,573	158
AutoZone, Inc. (a)	257	215
Best Buy Co., Inc.	2,362	125
Booking Holdings, Inc. (a)	461	794
BorgWarner, Inc.	2,030	71
CarMax, Inc. (a)	1,716	108
Carnival Corp., Class A	3,919	193
Chipotle Mexican Grill, Inc. (a)	238	103
D.R. Horton, Inc.	3,335	116
Darden Restaurants, Inc.	1,206	120
Dollar General Corp.	2,581	279
Dollar Tree, Inc. (a)	2,312	209
eBay, Inc. (a)	9,040	254
Expedia, Inc.	1,155	130
Foot Locker, Inc.	1,136	60
Ford Motor Co.	38,048	291
Garmin Ltd.	1,174	74

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
General Motors Co.	12,752	$427
Genuine Parts Co.	1,426	137
H&R Block, Inc.	1,997	51
Hanesbrands, Inc.	3,504	44
Harley-Davidson, Inc.	1,619	55
Hasbro, Inc. (b)	1,135	93
Hilton Worldwide Holdings, Inc.	2,898	208
Kohl's Corp.	1,620	107
L Brands, Inc.	2,219	57
Leggett & Platt, Inc.	1,265	45
Lennar Corp., Class A	2,835	111
LKQ Corp. (a)	3,091	73
Lowe's Co., Inc.	7,882	728
Macy's, Inc.	2,983	89
Marriott International, Inc., Class A	2,799	304
Mattel, Inc. (a) (b)	3,345	33
McDonald's Corp.	7,540	1,340
MGM Resorts International	4,966	120
Michael Kors Holdings Ltd. (a)	1,451	55
Mohawk Industries, Inc. (a)	616	72
Newell Brands, Inc. (b)	4,225	79
Nike, Inc., Class B	12,445	923
Nordstrom, Inc. (b)	1,114	52
Norwegian Cruise Line Holdings Ltd. (a)	2,130	90
O'Reilly Automotive, Inc. (a)	783	270
PulteGroup, Inc.	2,540	66
PVH Corp.	746	69
Ralph Lauren Corp.	537	56
Ross Stores, Inc.	3,660	305
Royal Caribbean Cruises Ltd.	1,665	163
Starbucks Corp.	12,056	776
Tapestry, Inc.	2,799	94
Target Corp.	5,116	338
The Gap, Inc.	2,109	54
The Goodyear Tire & Rubber Co.	2,304	47
The Home Depot, Inc.	11,120	1,912
The TJX Co., Inc.	12,188	545
Tiffany & Co.	1,059	85
Tractor Supply Co.	1,184	99
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	552	135
Under Armour, Inc., Class A (a)	1,808	32
Under Armour, Inc., Class C (a)	1,854	30
VF Corp.	3,160	225
Whirlpool Corp.	627	67
Wynn Resorts Ltd.	950	94
Yum! Brands, Inc.	3,084	283
		20,432
Consumer Staples (7.4%):
Altria Group, Inc.	18,322	905
Archer-Daniels-Midland Co.	5,440	223

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Brown-Forman Corp., Class B	1,638	$78
Campbell Soup Co. (b)	1,870	62
Church & Dwight Co., Inc.	2,385	157
Colgate-Palmolive Co.	8,433	502
Conagra Brands, Inc.	4,558	97
Constellation Brands, Inc., Class A	1,631	262
Costco Wholesale Corp.	4,262	868
Coty, Inc., Class A	4,378	29
General Mills, Inc.	5,792	226
Hormel Foods Corp. (b)	2,642	113
Kellogg Co.	2,460	140
Kimberly-Clark Corp.	3,379	385
Lamb Weston Holdings, Inc.	1,421	105
McCormick & Co., Inc. (b)	1,179	164
Molson Coors Brewing Co., Class B	1,819	102
Mondelez International, Inc., Class A	14,253	570
Monster Beverage Corp. (a)	3,866	190
PepsiCo, Inc.	13,746	1,519
Philip Morris International, Inc.	15,108	1,009
Sysco Corp.	4,647	291
The Clorox Co.	1,245	192
The Coca-Cola Co.	37,200	1,762
The Estee Lauder Cos., Inc., Class A	2,178	283
The Hershey Co.	1,358	146
The J.M. Smucker Co.	1,105	103
The Kraft Heinz Co.	6,043	259
The Kroger Co.	7,743	213
The Procter & Gamble Co.	24,192	2,223
Tyson Foods, Inc., Class A	2,876	154
Walgreens Boots Alliance, Inc.	8,198	560
Wal-Mart Stores, Inc.	13,947	1,300
		15,192
Energy (5.2%):
Anadarko Petroleum Corp.	4,977	218
Apache Corp. (b)	3,717	98
Baker Hughes, Inc.	4,940	106
Cabot Oil & Gas Corp.	4,288	96
Chevron Corp.	18,623	2,026
Cimarex Energy Co.	927	57
Concho Resources, Inc. (a)	1,946	200
ConocoPhillips	11,294	704
Devon Energy Corp.	4,549	103
Diamondback Energy, Inc.	1,475	137
EOG Resources, Inc.	5,629	491
Exxon Mobil Corp.	41,148	2,805
Halliburton Co.	8,552	227
Helmerich & Payne, Inc.	1,059	51
Hess Corp.	2,447	99
HollyFrontier Corp.	1,575	81
Kinder Morgan, Inc.	18,445	284

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Marathon Oil Corp.	8,301	$119
Marathon Petroleum Corp.	6,580	388
National Oilwell Varco, Inc.	3,719	96
Newfield Exploration Co. (a)	1,942	28
Noble Energy, Inc.	4,695	88
Occidental Petroleum Corp.	7,432	456
ONEOK, Inc.	3,997	216
Phillips 66	4,151	358
Pioneer Natural Resources Co.	1,656	218
Schlumberger Ltd.	13,452	485
TechnipFMC PLC	4,152	81
The Williams Cos., Inc.	11,754	259
Valero Energy Corp.	4,154	311
		10,886
Financials (13.4%):
Affiliated Managers Group, Inc.	519	51
Aflac, Inc.	7,462	340
American Express Co.	6,862	655
American International Group, Inc.	8,635	340
Ameriprise Financial, Inc.	1,379	144
Aon PLC	2,358	343
Arthur J. Gallagher & Co.	1,775	131
Assurant, Inc.	513	46
Bank of America Corp.	90,279	2,224
BB&T Corp.	7,527	326
Berkshire Hathaway, Inc., Class B (a)	18,946	3,868
BlackRock, Inc., Class A	1,194	469
Brighthouse Financial, Inc. (a) (b)	1,164	35
Capital One Financial Corp.	4,650	351
CBOE Holdings, Inc.	1,087	106
Chubb Ltd.	4,502	582
Cincinnati Financial Corp. (b)	1,470	114
Citigroup, Inc.	24,458	1,273
Citizens Financial Group, Inc.	4,626	138
CME Group, Inc.	3,495	658
Comerica, Inc.	1,571	108
Discover Financial Services	3,330	196
E*TRADE Financial Corp.	2,524	111
Everest Re Group Ltd.	397	86
Fifth Third BanCorp	6,476	152
Franklin Resources, Inc.	2,971	88
Hartford Financial Services Group, Inc.	3,483	155
Huntington Bancshares, Inc.	10,732	128
Intercontinental Exchange, Inc.	5,573	420
Invesco Ltd.	3,993	67
Jefferies Financial Group, Inc.	2,818	49
JPMorgan Chase & Co.	32,664	3,190
KeyCorp	10,225	151
Lincoln National Corp.	2,106	108
Loews Corp.	2,702	123

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
M&T Bank Corp.	1,397	$200
Marsh & McLennan Co., Inc.	4,908	391
MetLife, Inc.	9,669	397
Moody's Corp.	1,623	227
Morgan Stanley	12,888	511
MSCI, Inc.	863	127
Nasdaq, Inc.	1,119	91
Northern Trust Corp.	2,170	181
People's United Financial, Inc.	3,622	52
Principal Financial Group, Inc.	2,574	114
Prudential Financial, Inc.	4,053	331
Raymond James Financial, Inc.	1,276	95
Regions Financial Corp.	10,046	134
S&P Global, Inc.	2,444	415
State Street Corp.	3,687	233
SunTrust Banks, Inc.	4,478	226
SVB Financial Group (a)	517	98
Synchrony Financial	6,623	155
T. Rowe Price Group, Inc.	2,364	218
The Allstate Corp.	3,365	278
The Bank of New York Mellon Corp.	8,941	421
The Charles Schwab Corp.	11,686	485
The Goldman Sachs Group, Inc.	3,413	571
The PNC Financial Services Group, Inc.	4,512	527
The Progressive Corp.	5,667	342
The Travelers Co., Inc.	2,602	312
Torchmark Corp.	1,008	75
U.S. Bancorp	14,882	680
Unum Group	2,126	62
Wells Fargo & Co.	42,126	1,941
Willis Towers Watson PLC	1,271	193
Zions BanCorp	1,889	77
		27,486
Health Care (15.6%):
Abbott Laboratories	17,050	1,232
AbbVie, Inc.	14,717	1,357
ABIOMED, Inc. (a)	436	142
Agilent Technologies, Inc.	3,098	209
Alexion Pharmaceuticals, Inc. (a)	2,166	211
Align Technology, Inc. (a)	710	149
Allergan PLC	3,101	414
AmerisourceBergen Corp.	1,556	116
Amgen, Inc.	6,291	1,225
Anthem, Inc.	2,526	663
Baxter International, Inc.	4,829	318
Becton, Dickinson & Co.	2,600	586
Biogen, Inc. (a)	1,958	589
Boston Scientific Corp. (a)	13,440	475
Bristol-Myers Squibb Co.	15,860	824
Cardinal Health, Inc.	3,001	134

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Celgene Corp. (a)	6,836	$438
Centene Corp. (a)	1,995	230
Cerner Corp. (a)	3,198	168
Cigna Corp.	3,694	702
CVS Health Corp.	12,557	822
Danaher Corp.	5,985	617
DaVita, Inc. (a)	1,233	63
Dentsply Sirona, Inc.	2,161	80
Edwards Lifesciences Corp. (a)	2,035	312
Eli Lilly & Co.	9,290	1,075
Gilead Sciences, Inc.	12,599	788
HCA Holdings, Inc.	2,623	326
Henry Schein, Inc. (a)	1,488	117
Hologic, Inc. (a)	2,645	109
Humana, Inc.	1,339	384
IDEXX Laboratories, Inc. (a)	842	157
Illumina, Inc. (a)	1,429	429
Incyte Pharmaceuticals, Inc. (a)	1,715	109
Intuitive Surgical, Inc. (a)	1,105	529
IQVIA Holdings, Inc. (a)	1,575	183
Johnson & Johnson	26,073	3,366
Laboratory Corp. of America Holdings (a)	990	125
McKesson Corp.	1,942	215
Medtronic PLC	13,125	1,193
Merck & Co., Inc.	25,847	1,975
Mettler-Toledo International, Inc. (a)	245	139
Mylan NV (a)	5,011	137
Nektar Therapeutics (a)	1,676	55
PerkinElmer, Inc.	1,076	85
Perrigo Co. PLC	1,223	47
Pfizer, Inc.	56,973	2,487
Quest Diagnostics, Inc.	1,328	111
Regeneron Pharmaceuticals, Inc. (a)	753	281
ResMed, Inc.	1,387	158
Stryker Corp.	3,017	473
The Cooper Co., Inc.	478	122
Thermo Fisher Scientific, Inc.	3,915	875
UnitedHealth Group, Inc.	9,354	2,329
Universal Health Services, Inc., Class B	837	98
Varian Medical Systems, Inc. (a)	890	101
Vertex Pharmaceuticals, Inc. (a)	2,484	412
Waters Corp. (a)	749	141
WellCare Health Plans, Inc. (a)	486	115
Zimmer Biomet Holdings, Inc.	1,978	205
Zoetis, Inc.	4,683	401
		31,928
Industrials (9.2%):
3M Co.	5,701	1,086
A.O. Smith Corp.	1,405	60
Alaska Air Group, Inc.	1,197	73

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Allegion PLC	923	$74
American Airlines Group, Inc.	3,983	128
AMETEK, Inc.	2,254	153
Arconic, Inc.	4,177	70
C.H. Robinson Worldwide, Inc.	1,346	113
Caterpillar, Inc.	5,776	734
Cintas Corp.	837	141
Copart, Inc. (a)	1,987	95
CSX Corp.	7,929	493
Cummins, Inc.	1,460	195
Deere & Co.	3,126	466
Delta Air Lines, Inc.	6,114	305
Dover Corp.	1,436	102
Eaton Corp. PLC, ADR	4,211	289
Emerson Electric Co.	6,108	365
Equifax, Inc.	1,170	109
Expeditors International of Washington, Inc.	1,694	115
Fastenal Co.	2,789	146
FedEx Corp.	2,364	381
Flowserve Corp.	1,272	48
Fluor Corp.	1,367	44
Fortive Corp.	2,989	202
Fortune Brands Home & Security, Inc.	1,384	53
General Dynamics Corp.	2,707	426
General Electric Co.	84,467	639
Harris Corp.	1,142	154
Honeywell International, Inc.	7,217	954
Huntington Ingalls Industries, Inc.	421	80
IHS Markit Ltd. (a)	3,467	167
Illinois Tool Works, Inc.	2,999	380
Ingersoll-Rand PLC	2,384	218
J.B. Hunt Transport Services, Inc.	850	79
Jacobs Engineering Group, Inc.	1,158	67
Johnson Controls International PLC	8,989	266
Kansas City Southern	993	95
L3 Technologies, Inc.	761	132
Lockheed Martin Corp.	2,408	631
Masco Corp.	2,988	87
Nielsen Holdings PLC	3,462	81
Norfolk Southern Corp.	2,722	407
Northrop Grumman Corp.	1,692	414
PACCAR, Inc.	3,407	195
Parker-Hannifin Corp.	1,286	192
Pentair PLC	1,568	59
Quanta Services, Inc.	1,446	44
Raytheon Co.	2,772	425
Republic Services, Inc., Class A	2,119	153
Robert Half International, Inc.	1,190	68
Rockwell Automation, Inc.	1,197	180
Rollins, Inc.	1,431	52

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Roper Technologies, Inc.	1,004	$268
Snap-on, Inc. (b)	548	80
Southwest Airlines Co.	5,012	233
Stanley Black & Decker, Inc.	1,487	178
Textron, Inc.	2,414	111
The Boeing Co.	5,193	1,675
TransDigm Group, Inc. (a)	471	160
Union Pacific Corp.	7,187	993
United Continental Holdings, Inc. (a)	2,225	186
United Parcel Service, Inc., Class B	6,739	658
United Rentals, Inc. (a)	804	82
United Technologies Corp.	7,908	842
Verisk Analytics, Inc., Class A (a)	1,601	174
W.W. Grainger, Inc.	442	125
Waste Management, Inc.	3,833	340
Xylem, Inc.	1,746	116
		18,906
Information Technology (20.1%):
Accenture PLC, Class A	6,227	878
Adobe Systems, Inc. (a)	4,759	1,077
Advanced Micro Devices, Inc. (a)	8,338	154
Akamai Technologies, Inc. (a)	1,647	101
Alliance Data Systems Corp.	459	69
Amphenol Corp., Class A	2,919	236
Analog Devices, Inc.	3,612	310
ANSYS, Inc. (a)	819	117
Apple, Inc.	44,594	7,034
Applied Materials, Inc.	9,554	313
Arista Networks, Inc. (a)	502	106
Autodesk, Inc. (a)	2,125	273
Automatic Data Processing, Inc.	4,258	558
Broadcom, Inc.	4,195	1,067
Broadridge Financial Solutions, Inc.	1,131	109
Cadence Design Systems, Inc. (a)	2,749	120
Cisco Systems, Inc.	44,428	1,925
Citrix Systems, Inc.	1,253	128
Cognizant Technology Solutions Corp., Class A	5,639	358
Corning, Inc.	7,872	238
DXC Technology Co.	2,733	145
F5 Networks, Inc. (a)	591	96
Fidelity National Information Services, Inc.	3,196	328
Fiserv, Inc. (a)	3,935	289
FleetCor Technologies, Inc. (a)	859	160
FLIR Systems, Inc.	1,341	58
Fortinet, Inc. (a)	1,406	99
Gartner, Inc. (a)	883	113
Global Payments, Inc.	1,537	159
Hewlett Packard Enterprises Co.	14,303	189
HP, Inc.	15,379	315
Intel Corp.	44,814	2,103

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
International Business Machines Corp.	8,871	$1,008
Intuit, Inc.	2,514	495
IPG Photonics Corp. (a) (b)	350	40
Jack Henry & Associates, Inc.	747	95
Juniper Networks, Inc.	3,351	90
Keysight Technologies, Inc. (a)	1,821	113
KLA-Tencor Corp.	1,517	136
Lam Research Corp.	1,531	208
Mastercard, Inc., Class A	8,866	1,672
Maxim Integrated Products, Inc.	2,700	137
Microchip Technology, Inc. (b)	2,289	165
Micron Technology, Inc. (a)	11,272	358
Microsoft Corp.	74,526	7,569
Motorola Solutions, Inc.	1,577	181
NetApp, Inc.	2,520	150
Nvidia Corp.	5,909	789
Oracle Corp.	24,886	1,123
Paychex, Inc.	3,111	203
PayPal Holdings, Inc. (a)	11,504	967
Qorvo, Inc. (a)	1,221	74
QUALCOMM, Inc.	11,779	670
Red Hat, Inc. (a)	1,724	303
Salesforce.com, Inc. (a)	7,354	1,007
Seagate Technology PLC	2,540	98
Skyworks Solutions, Inc.	1,739	117
Symantec Corp.	6,041	114
Synopsys, Inc. (a)	1,444	122
TE Connectivity Ltd.	3,387	256
Texas Instruments, Inc.	9,449	893
The Western Union Co.	4,347	74
Total System Services, Inc.	1,631	133
VeriSign, Inc. (a)	1,043	155
Visa, Inc., Class A	17,267	2,277
Western Digital Corp.	2,832	105
Xerox Corp.	2,014	40
Xilinx, Inc.	2,458	209
		41,371
Materials (2.6%):
Air Products & Chemicals, Inc.	2,131	341
Albemarle Corp. (b)	1,054	81
Avery Dennison Corp.	850	76
Ball Corp.	3,342	154
Celanese Corp., Series A	1,306	118
CF Industries Holdings, Inc.	2,269	99
DowDuPont, Inc.	22,425	1,200
Eastman Chemical Co.	1,373	100
Ecolab, Inc.	2,471	364
FMC Corp.	1,308	97
Freeport-McMoRan, Inc.	14,083	145
International Flavors & Fragrances, Inc. (b)	983	132

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
International Paper Co.	3,974	$159
Linde PLC	5,352	836
Lyondellbasell Industries NV, Class A	3,103	258
Martin Marietta Materials, Inc.	612	105
Newmont Mining Corp.	5,184	180
Nucor Corp.	3,074	159
Packaging Corp. of America	918	77
PPG Industries, Inc.	2,352	240
Sealed Air Corp. (b)	1,543	54
The Mosaic Co.	3,447	101
The Sherwin-Williams Co.	799	314
Vulcan Materials Co.	1,285	127
WestRock Co.	2,479	94
		5,611
Real Estate (3.0%):
Alexandria Real Estate Equities, Inc.	1,028	118
American Tower Corp.	4,284	678
Apartment Investment & Management Co., Class A	1,529	67
AvalonBay Communities, Inc.	1,343	234
Boston Properties, Inc.	1,501	169
CBRE Group, Inc., Class A (a)	3,071	123
Crown Castle International Corp.	4,032	438
Digital Realty Trust, Inc.	2,003	213
Duke Realty Investments, Inc.	3,472	90
Equinix, Inc.	773	273
Equity Residential	3,579	236
Essex Property Trust, Inc.	642	157
Extra Space Storage, Inc.	1,229	111
Federal Realty Investment Trust	714	84
HCP, Inc.	4,566	128
Host Hotels & Resorts, Inc.	7,208	120
Iron Mountain, Inc.	2,781	90
Kimco Realty Corp.	4,095	60
Mid-America Apartment Communities, Inc.	1,106	106
Prologis, Inc.	6,118	359
Public Storage	1,456	295
Realty Income Corp.	2,819	178
Regency Centers Corp.	1,647	97
SBA Communications Corp. (a)	1,116	181
Simon Property Group, Inc.	3,005	505
SL Green Realty Corp.	841	67
The Macerich Co.	1,028	44
UDR, Inc.	2,601	103
Ventas, Inc.	3,464	203
Vornado Realty Trust	1,682	104
Welltower, Inc.	3,616	251
Weyerhaeuser Co.	7,364	161
		6,043

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (3.2%):
AES Corp.	6,431	$93
Alliant Energy Corp.	2,272	96
Ameren Corp.	2,372	155
American Electric Power Co., Inc.	4,791	358
American Water Works Co., Inc.	1,754	159
CenterPoint Energy, Inc.	4,810	136
CMS Energy Corp.	2,753	137
Consolidated Edison, Inc.	3,024	231
Dominion Resources, Inc.	6,354	453
DTE Energy Co.	1,767	195
Duke Energy Corp.	6,923	597
Edison International	3,167	180
Entergy Corp.	1,758	151
Evergy, Inc.	2,640	150
Eversource Energy	3,080	200
Exelon Corp.	9,387	423
FirstEnergy Corp.	4,724	177
NextEra Energy, Inc.	4,583	798
NiSource, Inc.	3,528	89
NRG Energy, Inc.	2,949	117
PG&E Corp. (a)	5,026	119
Pinnacle West Capital Corp.	1,088	93
PPL Corp.	6,799	193
Public Service Enterprise Group, Inc.	4,911	256
Sempra Energy	2,658	288
The Southern Co.	9,856	433
WEC Energy Group, Inc.	3,067	212
Xcel Energy, Inc.	4,948	244
		6,733
Total Common Stocks (Cost $57,522)		205,297
Collateral for Securities Loaned^ (0.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (c)	251,506	252
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	363,414	363
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (c)	11,222	11
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (c)	139,727	140
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (c)	223,549	224
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (c)	335,345	335
Total Collateral for Securities Loaned (Cost $1,325)		1,325
Total Investments (Cost $58,847) — 100.2%		206,622
Liabilities in excess of other assets — (0.2)%		(318)
NET ASSETS — 100.00%		$206,304

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2018.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	4	3/15/19	$520,154	$501,040	$(19,114)

Total unrealized appreciation	$—
Total unrealized depreciation	(19,114)
Total net unrealized appreciation(depreciation)	$(19,114)

See notes to financial statements.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Communication Services (2.8%):
Liberty Sirius XM Group, Class A (a)	163,199	$6,006
Liberty Sirius XM Group, Class C (a)	552,166	20,419
Live Nation Entertainment, Inc. (a) (b)	699,744	34,462
		60,887
Consumer Discretionary (13.5%):
AutoZone, Inc. (a)	36,300	30,432
Burlington Stores, Inc. (a)	224,281	36,484
Dollar General Corp.	299,000	32,316
Grand Canyon Education, Inc. (a) (b)	311,700	29,967
Marriott Vacations Worldwide Corp.	206,021	14,527
PVH Corp.	181,373	16,859
Ross Stores, Inc.	823,236	68,494
Tractor Supply Co.	225,000	18,774
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	128,288	31,410
Yeti Holdings, Inc. (a) (b)	658,600	9,774
		289,037
Consumer Staples (1.4%):
Monster Beverage Corp. (a)	612,167	30,131
Energy (2.5%):
Cheniere Energy, Inc. (a)	609,465	36,075
Delek US Holdings, Inc.	534,278	17,369
		53,444
Financials (10.9%):
Brown & Brown, Inc.	982,700	27,083
Northern Trust Corp.	454,040	37,953
Radian Group, Inc.	1,392,377	22,779
Reinsurance Group of America, Inc.	180,198	25,269
SLM Corp. (a) (b)	3,410,943	28,345
SVB Financial Group (a)	234,108	44,462
TD Ameritrade Holding Corp.	568,305	27,824
Zions BanCorp	479,786	19,546
		233,261
Health Care (13.4%):
ABIOMED, Inc. (a)	91,363	29,697
Agilent Technologies, Inc.	289,993	19,563
Align Technology, Inc. (a)	128,063	26,820
Baxter International, Inc.	688,099	45,291
BioMarin Pharmaceutical, Inc. (a)	389,234	33,143
Centene Corp. (a)	470,324	54,228
Encompass Health Corp. (b)	683,348	42,163
Zoetis, Inc.	424,330	36,297
		287,202

See notes to financial statements.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (15.5%):
A.O. Smith Corp.	630,629	$26,928
AMETEK, Inc.	506,818	34,312
Fortive Corp.	454,324	30,740
Harris Corp.	204,354	27,517
HEICO Corp. (b)	138,700	10,746
Ingersoll-Rand PLC	351,200	32,040
KAR Auction Services, Inc.	727,126	34,698
L3 Technologies, Inc.	149,052	25,884
Roper Technologies, Inc.	142,203	37,900
Verisk Analytics, Inc., Class A (a)	333,736	36,391
XPO Logistics, Inc. (a)	582,564	33,229
		330,385
Information Technology (21.5%):
Amphenol Corp., Class A	456,710	37,002
CDW Corp. of Delaware	439,059	35,586
EPAM Systems, Inc. (a)	236,100	27,390
Fidelity National Information Services, Inc.	595,233	61,040
GoDaddy, Inc., Class A (a)	443,394	29,096
Microchip Technology, Inc. (b)	583,787	41,985
ON Semiconductor Corp. (a)	315,672	5,212
Palo Alto Networks, Inc. (a)	165,076	31,092
PTC, Inc. (a)	619,097	51,324
ServiceNow, Inc. (a)	100,900	17,965
Splunk, Inc. (a)	303,560	31,828
SS&C Technologies Holdings, Inc.	617,679	27,863
Tyler Technologies, Inc. (a)	153,878	28,594
Universal Display Corp. (b)	38,000	3,556
Worldpay, Inc. (a)	396,592	30,312
		459,845
Materials (5.5%):
Ball Corp. (b)	707,459	32,529
CF Industries Holdings, Inc.	655,613	28,525
FMC Corp. (b)	294,532	21,784
Freeport-McMoRan, Inc.	1,326,616	13,677
Vulcan Materials Co.	228,072	22,534
		119,049
Real Estate (7.0%):
CBRE Group, Inc., Class A (a)	720,290	28,840
Cyrusone, Inc. (b)	377,300	19,952
Digital Realty Trust, Inc.	296,146	31,554
SBA Communications Corp. (a)	295,303	47,806
Sun Communities, Inc.	216,916	22,063
		150,215
Utilities (4.2%):
Atmos Energy Corp.	237,800	22,049
CenterPoint Energy, Inc.	776,034	21,907

See notes to financial statements.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Sempra Energy (b)	208,139	$22,519
Southwest Gas Corp.	300,500	22,988
		89,463
Total Common Stocks (Cost $1,646,062)		2,102,919
Exchange-Traded Funds (1.6%)
SPDR S&P MidCap 400 ETF	110,015	33,298
Total Exchange-Traded Funds (Cost $32,948)		33,298
Collateral for Securities Loaned^ (3.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (c)	13,076,867	13,077
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	18,895,501	18,896
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (c)	583,495	583
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (c)	7,265,007	7,265
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (c)	11,623,284	11,623
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (c)	17,436,016	17,436
Total Collateral for Securities Loaned (Cost $68,880)		68,880
Total Investments (Cost $1,747,890) — 103.0%		2,205,097
Liabilities in excess of other assets — (3.0)%		(63,272)
NET ASSETS — 100.00%		$2,141,825

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2018.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Biotechnology (12.7%):
Abeona Therapeutics, Inc. (a)	1,071	$8
Adamas Pharmaceuticals, Inc. (a)	973	8
Aduro Biotech, Inc. (a)	1,210	3
Array BioPharma, Inc. (a)	2,930	42
Arrowhead Pharmaceuticals, Inc. (a) (b)	2,513	31
Athenex, Inc. (a) (b)	1,662	21
Avrobio, Inc. (a)	2,901	48
Bluebird Bio, Inc. (a) (b)	226	22
Cara Therapeutics, Inc. (a) (b)	1,428	19
Caredx, Inc. (a)	1,010	25
Cellectis SA, ADR (a)	660	11
Cidara Therapeutics, Inc. (a)	2,541	6
Deciphera Pharmaceuticals, Inc. (a)	708	15
Dynavax Technologies Corp. (a) (b)	1,505	14
Esperion Therapeutics, Inc. (a) (b)	273	13
Gamida Cell Ltd. (a)	1,000	10
Iovance Biotherapeutics, Inc. (a)	1,205	11
Kezar Life Sciences, Inc. (a)	1,982	47
Lexicon Pharmaceuticals (a)	1,505	10
Logicbio Therapeutics, Inc. (a)	3,000	31
Madrigal Pharmaceuticals, Inc. (a) (b)	224	25
Orchard Therapeutics PLC, ADR (a)	6,720	106
Portola Pharmaceuticals, Inc. (a) (b)	1,539	30
Principia Biopharma Inc. (a)	2,917	79
Rigel Pharmaceuticals, Inc. (a)	8,121	19
Stemline Therapeutics, Inc. (a)	1,609	15
Sutro Biopharma Inc. (a)	6,000	54
TG Therapeutics, Inc. (a)	2,119	9
Twist Bioscience Corp. (a)	2,631	61
UroGen Pharma Ltd. (a)	853	36
Viking Therapeutics, Inc. (a) (b)	5,623	43
Xencor, Inc. (a)	822	30
Zai Lab Ltd., ADR (a)	984	23
		925
Communication Services (2.1%):
Eventbrite, Inc. (a) (b)	1,000	28
Liberty Broadband Corp., Class A (a)	959	69
Vonage Holdings Corp. (a)	6,679	58
		155
Consumer Discretionary (9.8%):
At Home Group, Inc. (a)	3,679	69
Burlington Stores, Inc. (a)	777	126
Cavco Industries, Inc. (a)	330	43
Dave & Buster's Entertainment, Inc.	2,155	96
Five Below, Inc. (a)	716	73
Legacy Housing Corp. (a)	8,580	102

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Planet Fitness, Inc., Class A (a)	1,546	$83
Skyline Champion Corp.	3,061	45
Stoneridge, Inc. (a)	1,520	37
Tenneco, Inc. (b)	1,334	37
		711
Energy (1.0%):
Abraxas Petroleum Corp. (a)	14,485	16
Lonestar Resources US, Inc., Class A (a)	14,914	54
		70
Financials (13.2%):
American Business Bank (a)	728	23
Bank Ozk	1,311	30
Capital Bancorp Inc. (a)	8,400	96
Coastal Financial Corp./Wa (a)	8,400	128
Colony Bankcorp, Inc.	2,215	32
Crawford & Co., Class A	5,701	51
First Western Financial, Inc. (a)	9,051	106
Mercantil Bank Holding Corp. (a)	9,000	117
Morningstar, Inc.	668	73
Radian Group, Inc.	4,070	67
Silvercrest Asset Management Group, Inc.	3,935	52
SLM Corp. (a)	5,481	46
Southwest Georgia Financial Corp.	1,625	33
WTB Financial Corp., Class B	360	113
		967
Health Care Equipment & Supplies (11.6%):
AtriCure, Inc. (a)	3,158	97
Axogen, Inc. (a)	1,370	28
Dexcom, Inc. (a)	459	55
GenMark Diagnostics, Inc. (a)	7,413	36
Merit Medical Systems, Inc. (a)	3,199	179
Neuronetics, Inc. (a)	3,996	77
Nuvectra Corp. (a)	2,334	38
Quidel Corp. (a) (b)	911	44
Senseonics Holdings, Inc. (a) (b)	11,574	30
SI-BONE, Inc. (a)	12,500	261
		845
Health Care Providers & Services (3.2%):
Encompass Health Corp.	778	48
Guardant Health, Inc. (a) (b)	3,311	125
RadNet, Inc. (a)	6,007	61
		234
Health Care Technology (0.8%):
Veeva Systems, Inc. (a)	677	60
Industrials (11.1%):
Apogee Enterprises, Inc.	2,082	61
ASGN, Inc. (a)	1,743	95
See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Astronics Corp. (a)	1,805	$55
Astronics Corp., Class B (a)	322	10
Brightview Holdings, Inc. (a)	2,901	30
BWX Technologies, Inc.	1,070	41
Casella Waste Systems, Inc. (a)	3,626	103
Comfort Systems USA, Inc.	1,322	57
Construction Partners, Inc. (a)	5,757	51
Knight-Swift Transportation Holdings, Inc.	1,520	38
Marten Transport Ltd.	4,570	74
Owens Corning, Inc.	881	39
PGT, Inc. (a)	3,825	61
Trex Co., Inc. (a)	637	38
Tutor Perini Corp. (a) (b)	1,665	27
US Xpress Enterprise, Inc., Class A (a)	5,756	32
		812
Information Technology (23.7%):
Box, Inc. (a)	3,588	61
Carbon Black, Inc. (a)	1,156	16
Docusign, Inc. (a) (b)	3,002	121
Dropbox, Inc. (a)	1,247	25
Elastic NV (a)	588	42
EPAM Systems, Inc. (a)	1,171	136
Fabrinet (a)	1,373	70
Globant SA (a)	1,483	84
GoDaddy, Inc., Class A (a)	730	48
ID Systems, Inc. (a)	9,414	53
LivePerson, Inc. (a)	2,825	53
LogMeIn, Inc.	551	45
Lumentum Holdings, Inc. (a)	792	33
Marvell Technology Group Ltd., ADR	1,167	19
Napco Security Systems, Inc. (a)	6,825	107
ON Semiconductor Corp. (a)	5,499	91
Proofpoint, Inc. (a)	577	48
QAD, Inc.	3,137	124
RealPage, Inc. (a)	695	33
Silicom Ltd. (a)	1,645	58
Smartsheet, Inc. (a)	3,840	96
SS&C Technologies Holdings, Inc.	1,692	76
StoneCo Ltd., Class A (a) (b)	2,520	46
WNS Holdings Ltd., ADR (a)	3,344	139
Zendesk, Inc. (a)	859	50
Zix Corp. (a)	10,270	59
		1,733
Life Sciences Tools & Services (0.6%):
BioNano Genomics, Inc. (a) (b)	8,136	43
Materials (2.3%):
FMC Corp.	875	65
Summit Materials, Inc., Class A (a)	2,157	27

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Trinseo SA	968	$44
US Concrete, Inc. (a) (b)	906	32
		168
Pharmaceuticals (2.8%):
Aquestive Therapeutics, Inc. (a)	5,000	32
Collegium Pharmaceutical, Inc. (a) (b)	1,187	20
Cymabay Therapeutics, Inc. (a)	1,278	10
Foamix Pharmaceuticals Ltd. (a)	4,125	15
Omeros Corp. (a)	1,518	17
Reata Pharmaceuticals, Inc. (a)	967	54
Xeris Pharmaceuticals, Inc. (a) (b)	3,454	59
		207
Real Estate (3.1%):
Firstservice Corp.	868	59
Retail Opportunity Investments Corp.	2,745	44
Rexford Industrial Realty, Inc.	1,918	57
Sun Communities, Inc.	651	65
		225
Total Common Stocks (Cost $6,894)		7,155
Warrants (0.1%)
Health Care (0.1%):
Bionano Genomics, Inc.	8,136	10
Total Warrants (Cost $—)		10
Collateral for Securities Loaned^ (10.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (c)	142,618	143
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	206,076	206
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (c)	6,364	6
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (c)	79,233	79
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (c)	126,765	127
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (c)	190,159	190
Total Collateral for Securities Loaned (Cost $751)		751
Total Investments (Cost $7,645) — 108.4%		7,916
Liabilities in excess of other assets — (8.4)%		(615)
NET ASSETS — 100.00%		$7,301

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2018.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.2%)
Brazil (6.3%):
Consumer Discretionary (2.3%):
Construtora Tenda SA	14,500	$120
Tupy SA	13,700	71
		191
Consumer Staples (0.8%):
Sao Martinho SA	13,800	65
Energy (0.6%):
Qgep Paticipacoes SA	21,400	52
Financials (1.0%):
Banco Do Estado Do Rio Grande Do SUL SA	13,900	79
Health Care (0.6%):
Notre Dame Intermedica Participacoes SA (b)	6,700	50
Utilities (1.0%):
Eneva SA (b)	18,900	78
		515
Chile (0.8%):
Utilities (0.8%):
AES Gener SA	231,683	64
China (8.0%):
Communication Services (0.8%):
China Communications Services Corp. Ltd.	74,000	61
Consumer Discretionary (1.5%):
China Lilang Ltd.	51,000	43
Tianneng Power International Ltd.	46,000	38
Zhongsheng Group Holdings Ltd.	21,000	42
		123
Energy (0.4%):
Hilong Holdings Ltd.	352,000	33
Health Care (1.1%):
Shanghai Haohai Biological Technology Co. Ltd. (c)	8,300	41
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H (c)	14,800	50
		91
Industrials (1.5%):
China Lesso Group Holdings Ltd.	68,000	34
Lonking Holdings Ltd.	108,000	28
Shenzhen Expressway Co. Ltd., Class H	52,000	57
		119
Information Technology (1.4%):
Chinasoft International Ltd.	68,000	34
Hua Hong Semiconductor Ltd. (c)	28,000	51
Yangtze Optical Fibre and Cable Joint Stock Co. Ltd. (c) (d)	12,000	33
		118

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Real Estate (0.8%):
China Sce Property Holdings	184,000	$67
Utilities (0.5%):
China Tian Lun Gas Holdings Ltd.	51,000	42
		654
Cyprus (0.6%):
Financials (0.6%):
TCS Group Holding PLC, GDR	3,021	47
Egypt (1.3%):
Communication Services (0.7%):
Telecom Egypt Co.	82,361	58
Financials (0.6%):
Credit Agricole Egypt	21,572	50
		108
Greece (1.1%):
Industrials (0.5%):
Mytilineos Holdings SA	4,742	39
Utilities (0.6%):
Terna Energy SA	7,774	50
		89
Hong Kong (5.4%):
Consumer Discretionary (0.5%):
Chow Sang Sang Holdings International Ltd.	29,000	43
Consumer Staples (1.0%):
China Agri-Industries Holdings Ltd.	125,000	45
Health And Happiness H&H International Holdings Ltd. (b)	7,000	40
		85
Financials (0.6%):
Far East Horizon Ltd.	47,000	47
Industrials (0.6%):
Sinotruk Hong Kong Ltd.	30,500	46
Materials (1.4%):
China Resources Cement Holdings Ltd.	78,000	70
Lee & Man Paper Manufacturing Ltd.	48,000	41
		111
Utilities (1.3%):
Canvest Environmental Protection Group Co. Ltd. (d)	97,000	51
China Water Affairs Group Ltd.	54,000	58
		109
		441

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
India (14.7%):
Consumer Discretionary (2.0%):
Mahindra CIE Automotive Ltd. (b)	26,245	$97
Trident Ltd.	72,166	69
		166
Energy (0.6%):
Mangalore Refinery and Petrochemicals Ltd.	47,580	51
Financials (2.8%):
City Union Bank Ltd.	20,011	56
Muthoot Finance Ltd.	14,265	105
Power Finance Corp. Ltd.	41,894	65
		226
Health Care (2.1%):
Granules India Ltd.	34,243	44
Ipca Laboratories Ltd.	4,888	56
Jubilant Life Sciences Ltd.	7,230	74
		174
Industrials (3.1%):
HEG Ltd.	1,203	64
KEC International Ltd.	10,580	45
NCC, Ltd.	48,590	61
NRB Bearings Ltd.	28,546	85
		255
Information Technology (1.7%):
Mindtree Ltd.	4,606	57
Mphasis Ltd.	5,571	81
		138
Materials (0.9%):
National Aluminium Co. Ltd.	82,359	78
Real Estate (0.8%):
Sobha Ltd.	9,743	64
Utilities (0.7%):
Mahanagar Gas Ltd.	4,169	54
		1,206
Indonesia (2.9%):
Communication Services (0.8%):
PT Link Net TBK	187,400	64
Consumer Discretionary (0.7%):
PT ACE Hardware Indonesia TBK	597,800	62
Consumer Staples (0.6%):
Japfa Comfeed Indonesia TBK PT	321,600	48

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (0.8%):
PT Wijaya Karya Persero TBK	569,300	$66
		240
Jersey (0.7%):
Information Technology (0.7%):
WNS Holdings Ltd., ADR (b)	1,494	62
Korea, Republic Of (15.8%):
Communication Services (1.1%):
Innocean Worldwide, Inc.	780	44
NHN Entertainment Corp. (b)	846	44
		88
Consumer Discretionary (2.8%):
F&F Co. Ltd.	1,464	53
Fila Korea Ltd.	1,706	82
GS Home Shopping, Inc.	297	48
SL Corp.	2,591	46
		229
Consumer Staples (1.7%):
Dongwon Industries Co. Ltd.	224	41
Maeil Dairies Co. Ltd.	1,462	103
		144
Financials (0.6%):
KIWOOM Securities Co. Ltd.	713	50
Health Care (3.3%):
Chong Kun Dang Pharmaceutical Corp. (b)	522	48
Dentium Co. Ltd.	1,019	52
Korea United Pharmaceuticals, Inc.	2,656	55
Samjin Pharmaceutical Co. Ltd.	1,933	70
Value Added Technology Co. Ltd.	2,282	44
		269
Industrials (0.5%):
Doosan Infracore Co. Ltd. (b)	5,666	39
Information Technology (2.5%):
DuzonBizon Co. Ltd.	1,537	72
Iljin Materials Co. Ltd. (b)	1,318	48
SFA Engineering Corp.	2,738	85
		205
Materials (2.6%):
Hansol Paper Co. Ltd.	4,767	71
Korea Petrochemical Ind Co. Ltd.	288	40
POSCO CHEMTECH Co. Ltd.	744	42
Soulbrain Co. Ltd.	1,379	59
		212

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Real Estate (0.7%):
Korea Real Estate Investment & Trust Co. Ltd.	24,095	$59
		1,295
Luxembourg (0.7%):
Materials (0.7%):
Ternium SA, ADR	2,189	59
Malaysia (3.8%):
Energy (1.0%):
Serba Dinamik Holdings BHD	85,200	78
Financials (1.8%):
AEON Credit Service M Berhad	15,700	58
Malaysia Building Society	198,400	44
Syarikat Takaful Malaysia Keluarga BHD	53,100	49
		151
Industrials (1.0%):
Muhibbah Engineering (M) BHD	124,200	84
		313
Mexico (3.5%):
Consumer Discretionary (0.5%):
Consorcio ARA SAB de CV	161,605	42
Financials (0.7%):
Bolsa Mexicana de Valores SAB de CV	34,198	58
Industrials (0.6%):
Grupo Aeroportuario del Centro Norte SAB de CV	10,620	51
Materials (0.6%):
Grupo Cementos de Chihuahua SAB de CV	9,293	47
Real Estate (1.1%):
Concentradora Fibra Danhos S	36,696	43
Prologis Property Mexico SA de CV	30,369	47
		90
		288
Pakistan (1.1%):
Energy (0.6%):
Mari Petroleum Co. Ltd.	5,104	45
Utilities (0.5%):
The Hub Power Co. Ltd.	69,000	43
		88
Philippines (1.7%):
Consumer Discretionary (1.0%):
Bloomberry Resorts Corp.	482,800	86

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Real Estate (0.7%):
Vista Land & Lifescapes, Inc.	560,900	$58
		144
Poland (0.9%):
Industrials (0.9%):
PKP Cargo SA (b)	6,010	71
Singapore (0.8%):
Real Estate (0.8%):
Yanlord Land Group Ltd.	74,600	67
South Africa (2.9%):
Consumer Discretionary (0.5%):
Super Group Ltd. (b)	17,043	40
Energy (0.7%):
Exxaro Resources Ltd.	5,791	56
Materials (0.9%):
African Rainbow Minerals Ltd.	7,218	72
Real Estate (0.8%):
Vukile Property Fund Ltd.	48,699	68
		236
Taiwan (16.9%):
Communication Services (0.6%):
Addcn Technology Co. Ltd.	6,000	47
Consumer Discretionary (0.7%):
Lion Travel Service Co. Ltd.	19,000	54
Consumer Staples (1.0%):
TCI Co. Ltd.	5,000	84
Financials (0.7%):
King's Town Bank Co. Ltd.	64,000	60
Health Care (1.7%):
Bioteque Corp.	19,000	58
TaiDoc Technology Corp.	15,000	86
		144
Industrials (2.9%):
Kung Long Batteries Industrial Co. Ltd.	17,000	80
Shin Zu Shing Co. Ltd.	18,000	49
Turvo International Co. Ltd.	26,733	61
Wisdom Marine Lines Co. Ltd.	47,000	45
		235
Information Technology (6.9%):
Chipbond Technology Corp.	39,000	78
Chroma ATE, Inc.	11,000	42
Coretronic Corp.	40,000	50
Elan Microelectronics Corp.	32,200	79

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Merry Electronics Co. Ltd.	13,000	$52
Powertech Technology, Inc.	28,000	60
Radiant Opto-Electronics Corp.	17,000	47
Sinbon Electronics Co. Ltd.	26,000	70
Tripod Technology Corp.	34,000	89
		567
Materials (1.8%):
China General Plastics Corp.	86,473	62
Feng Hsin Steel Co. Ltd.	45,000	86
		148
Real Estate (0.6%):
Chong Hong Construction Co. Ltd.	19,000	48
		1,387
Thailand (3.0%):
Consumer Discretionary (0.7%):
Somboon Advance Technology PLC	117,300	55
Financials (0.5%):
Thanachart Capital PCL	25,600	39
Health Care (0.6%):
Bangkok Chain Hospital PCL	95,900	49
Information Technology (0.6%):
SVI PCL	312,300	47
Real Estate (0.6%):
Supalai PCL	97,000	55
		245
Turkey (3.3%):
Consumer Staples (0.8%):
Coca-Cola Icecek	10,968	64
Industrials (1.1%):
Tekfen Holding AS	23,108	90
Materials (1.4%):
Anadolu Cam Sanayii AS	68,224	35
Soda Sanayii AS	61,191	82
		117
		271
Total Common Stocks (Cost $8,131)		7,890
Preferred Stocks (0.7%)
Brazil (0.7%):
Industrials (0.7%):
Randon SA Implementos e Participacoes	23,500	56
Total Preferred Stocks (Cost $53)		56

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Rights (0.0%) (e)
Taiwan (0.0%): (e)
Information Technology (0.0%): (e)
Merry Electronics Co. Ltd. Expires 01/16/19 (b)	209	$—	(f)
Total Rights (Cost $—)		—	(f)
Exchange-Traded Funds (2.2%)
United States (2.2%):
iShares MSCI Emerging Markets Small-Cap ETF	4,257	177
Total Exchange-Traded Funds (Cost $176)		177
Collateral for Securities Loaned^ (1.0%)
United States (1.0%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (g)	15,522	16
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (g)	22,428	22
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (g)	693	1
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (g)	8,623	9
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (g)	13,796	14
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (g)	20,499	20
Total Collateral for Securities Loaned (Cost $82)		82
Total Investments (Cost $8,442) — 100.1%		8,205
Liabilities in excess of other assets — (0.1)%		(8)
NET ASSETS — 100.00%		$8,197

^  Purchased with cash collateral from securities on loan.

(a)  All securities, except those traded on exchanges in the United States (including ADRs) and Mexico were fair valued at December 31, 2018. See Note 2 for further information.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, the fair value of these securities was $175 (thousands) and amounted to 2.1% of net assets.

(d)  All or a portion of this security is on loan.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rounds to less than $1.

(g)  Rate disclosed is the daily yield on December 31, 2018.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depository Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.6%)
Australia (5.2%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	4,443	$68
Energy (0.9%):
Beach Energy Ltd.	103,698	98
Santos Ltd.	28,542	110
		208
Financials (1.6%):
Australia & New Zealand Banking Group Ltd.	4,086	70
Macquarie Group Ltd.	2,908	223
Westpac Banking Corp.	4,226	75
		368
Health Care (0.3%):
CSL Ltd.	541	71
Industrials (0.4%):
Qantas Airways Ltd.	20,305	83
Materials (1.3%):
RIO Tinto Ltd.	5,231	289
Real Estate (0.4%):
Mirvac Group	62,679	99
		1,186
Austria (1.0%):
Financials (0.8%):
Erste Group Bank AG	2,059	68
Raiffeisen Bank International AG	4,229	108
		176
Materials (0.2%):
Voestalpine AG	1,526	46
		222
Belgium (0.7%):
Financials (0.4%):
KBC Groep NV	1,542	99
Materials (0.3%):
Solvay SA	574	58
		157
Brazil (1.5%):
Financials (0.9%):
Banco Santander Brasil SA	18,300	201
Materials (0.6%):
Vale SA	10,300	135
		336

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Canada (5.8%):
Consumer Discretionary (0.4%):
Magna International, Inc.	1,939	$88
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc., Class B	1,559	78
Energy (1.5%):
EnCana Corp.	10,507	61
Gran Tierra Energy, Inc. (b)	41,003	89
Parex Resources, Inc. (b)	10,338	124
Suncor Energy, Inc.	2,396	67
		341
Financials (2.4%):
Bank of Montreal	1,560	102
Canadian Imperial Bank of Commerce	2,200	164
Industrial Alliance Insurance	2,217	71
Sun Life Financial, Inc.	3,398	113
The Bank of Nova Scotia	1,771	88
		538
Industrials (0.4%):
Air Canada (b)	4,656	88
Materials (0.8%):
Kirkland Lake Gold Ltd.	3,378	88
Teck Resources Ltd., Class B	4,820	104
		192
		1,325
China (5.5%):
Communication Services (1.2%):
China Film Co. Ltd.	44,800	94
Tencent Holdings Ltd.	4,400	176
		270
Consumer Discretionary (0.8%):
Alibaba Group Holding Ltd., ADR (b)	728	100
ANTA Sports Products Ltd.	19,000	91
		191
Financials (1.2%):
Bank of China Ltd.	240,275	103
Industrial & Commercial Bank of China Ltd.	237,250	169
		272
Health Care (0.3%):
Sinopharm Group Co. Ltd.	17,200	72
Industrials (0.8%):
China Railway Construction Corp. Ltd.	91,075	127
Zhejiang Expressway Co. Ltd., Class H	66,000	57
		184

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.3%):
Anhui Conch Cement Co. Ltd.	14,000	$68
Real Estate (0.4%):
Country Garden Holdings Co. Ltd.	70,000	85
Utilities (0.5%):
ENN Energy Holdings Ltd.	14,600	130
		1,272
Denmark (0.7%):
Consumer Staples (0.3%):
Carlsberg A/S, Class B	634	67
Utilities (0.4%):
Orsted A/S (c)	1,472	99
		166
France (7.7%):
Communication Services (0.8%):
Orange SA	6,874	112
Ubisoft Entertainment SA (b)	773	62
		174
Consumer Discretionary (1.2%):
Kering	229	107
LVMH Moet Hennessy Louis Vuitton SA	586	172
		279
Consumer Staples (1.5%):
L'Oreal SA	798	182
Pernod Ricard SA	914	150
		332
Energy (0.8%):
Total SA	3,584	189
Financials (0.7%):
AXA SA	2,740	59
BNP Paribas SA	2,001	90
		149
Health Care (0.7%):
Korian-Medica	1,934	69
Sanofi	1,047	91
		160
Industrials (1.2%):
Alstom SA	1,689	68
Teleperformance	790	127
Vinci SA	1,111	91
		286

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Information Technology (0.5%):
Alten Ltd.	735	$61
Cap Gemini SA	628	63
		124
Real Estate (0.3%):
Nexity SA	1,669	75
		1,768
Germany (5.2%):
Communication Services (0.6%):
Deutsche Telekom AG, Registered Shares	7,843	133
Consumer Discretionary (0.8%):
TUI AG	4,293	61
Volkswagen AG	751	120
		181
Financials (1.1%):
Allianz SE	551	111
Hannover Rueck SE	1,037	140
		251
Industrials (0.8%):
Deutsche Lufthansa AG	3,424	78
MTU Aero Engines Holding AG	645	117
		195
Information Technology (0.5%):
Infineon Technologies AG	2,902	58
SAP SE	736	73
		131
Real Estate (0.8%):
Deutsche Wohnen AG	2,410	110
Leg Immobilien AG	644	67
		177
Utilities (0.6%):
E.ON AG	13,233	131
		1,199
Hong Kong (3.3%):
Communication Services (0.7%):
China Unicom Hong Kong Ltd.	68,000	72
HKT Trust & HKT Ltd.	54,000	78
		150
Energy (0.6%):
CNOOC Ltd.	48,000	74
Kunlun Energy Co. Ltd.	66,000	70
		144

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.6%):
BOC Hong Kong Holdings Ltd.	18,000	$67
Hang Seng Bank	2,900	65
		132
Industrials (0.4%):
CK Hutchison Holdings Ltd.	10,500	101
Real Estate (0.7%):
CK Asset Holdings Ltd.	9,395	69
Sun Hung KAI Properties Ltd.	5,500	78
		147
Utilities (0.3%):
CLP Holdings Ltd.	6,500	74
		748
Hungary (0.5%):
Financials (0.5%):
OTP Bank Public Co. Ltd.	2,622	106
India (2.0%):
Energy (0.4%):
Reliance Industries Ltd.	6,226	100
Health Care (0.8%):
Divi's Laboratories Ltd.	4,708	100
Sanofi India Ltd.	914	83
		183
Information Technology (0.4%):
HCL Technologies Ltd.	7,097	98
Utilities (0.4%):
Power Grid Corp. of India Ltd.	27,443	78
		459
Indonesia (0.7%):
Consumer Staples (0.3%):
Japfa Comfeed Indonesia TBK PT	464,200	69
Industrials (0.4%):
PT Wijaya Karya Persero TBK	706,800	82
		151
Ireland (1.4%):
Health Care (0.8%):
ICON PLC (b)	1,466	189
Industrials (0.3%):
DCC PLC	866	66
Materials (0.3%):
Smurfit Kappa Group PLC	2,546	68
		323

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Italy (1.0%):
Utilities (1.0%):
A2A SpA	51,069	$92
Enel SpA	25,189	146
		238
Japan (18.1%):
Communication Services (1.5%):
KDDI Corp.	3,800	91
Konami Holdings Corp.	1,600	70
Nexon Co. Ltd. (b)	5,000	65
Nippon Telegraph & Telephone Corp.	3,000	122
		348
Consumer Discretionary (3.9%):
Bandai Namco Holdings, Inc.	2,000	90
Honda Motor Co. Ltd.	6,000	158
Koito Manufacturing Co. Ltd.	2,200	113
Sony Corp.	6,200	299
Suzuki Motor Corp.	1,700	86
Toyota Motor Corp.	2,800	162
		908
Consumer Staples (1.4%):
Matsumotokiyoshi Holdings Co. Ltd.	2,000	62
Nippon Suisan Kaisha Ltd.	12,200	68
Seven & i Holdings Co. Ltd.	1,800	78
Uni-Charm Corp.	3,500	113
		321
Financials (2.4%):
Chiba Bank Ltd.	10,700	60
ORIX Corp.	12,000	175
Sumitomo Mitsui Financial Group, Inc.	3,325	110
Sumitomo Mitsui Trust Holdings, Inc.	2,000	73
Tokio Marine Holdings, Inc.	3,000	142
		560
Health Care (1.9%):
Astellas Pharma, Inc.	9,300	119
Hoya Corp.	2,700	163
Shionogi & Co. Ltd.	2,700	154
		436
Industrials (3.3%):
Central Japan Railway Co.	900	190
Fuji Electric Co. Ltd.	2,400	71
ITOCHU Corp.	8,700	148
Komatsu Ltd.	3,400	73

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Mitsui & Co. Ltd.	7,000	$108
OBAYASHI Corp.	9,100	82
Taisei Corp.	1,900	81
		753
Information Technology (1.7%):
Advantest Corp.	3,400	70
Kyocera Corp.	1,400	70
Murata Manufacturing Co. Ltd.	800	108
NTT Data Corp.	7,200	79
OBIC Co. Ltd.	900	69
		396
Materials (1.0%):
Showa Denko KK (d)	1,900	56
Tosoh Corp.	4,300	56
UBE Industries Ltd.	5,500	111
		223
Real Estate (0.5%):
Daiwa House Industry Co. Ltd.	3,500	112
Utilities (0.5%):
Kansai Electric Power Co.	7,100	106
		4,163
Korea, Republic Of (3.6%):
Communication Services (0.7%):
Cheil Worldwide, Inc.	3,908	79
SK Telecom Co. Ltd., ADR	3,077	82
		161
Consumer Discretionary (0.2%):
Shinsegae, Inc.	204	47
Financials (0.8%):
Industrial Bank of Korea	8,981	113
Shinhan Financial Group Co. Ltd.	1,743	62
		175
Information Technology (1.3%):
Samsung Electro-Mechanics Co. Ltd.	1,164	109
Samsung Electronics Co. Ltd.	2,902	101
Samsung SDI Co. Ltd.	514	101
		311
Materials (0.6%):
Lotte Chemical Corp.	258	64
POSCO	306	67
		131
		825

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Luxembourg (0.6%):
Materials (0.6%):
Arcelormittal	7,166	$148
Malaysia (0.6%):
Consumer Discretionary (0.3%):
UMW Holdings BHD	52,200	69
Financials (0.3%):
CIMB Group Holdings Berhad	53,800	75
		144
Mexico (0.8%):
Consumer Discretionary (0.4%):
El Puerto de Liverpool Sab de CV	12,791	82
Consumer Staples (0.4%):
Wal-Mart de Mexico SAB de CV	34,813	89
		171
Netherlands (1.9%):
Consumer Staples (0.3%):
Koninklijke Ahold Delhaize NV	2,981	75
Financials (0.9%):
ING Groep NV	9,654	104
NN Group NV	2,728	108
		212
Industrials (0.4%):
AerCap Holdings NV (b)	2,226	88
Information Technology (0.3%):
NXP Semiconductor NV	865	64
		439
Norway (0.4%):
Financials (0.4%):
DNB ASA	5,996	96
Poland (0.3%):
Consumer Staples (0.3%):
Dino Polska SA (b) (c)	2,922	75
Portugal (0.5%):
Energy (0.5%):
Galp Energia SGPS SA	7,878	124
Russian Federation (0.8%):
Energy (0.5%):
LUKOIL PJSC, ADR	1,695	121
Financials (0.3%):
Sberbank of Russia PJSC	25,540	69
		190

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Singapore (0.9%):
Consumer Discretionary (0.4%):
Genting Singapore Ltd.	121,300	$87
Financials (0.5%):
DBS Group Holdings Ltd.	6,200	108
		195
South Africa (1.3%):
Communication Services (0.5%):
Naspers Ltd.	551	110
Financials (0.8%):
Nedbank Group Ltd.	6,175	118
Old Mutual Ltd.	50,584	79
		197
		307
Spain (1.2%):
Energy (0.5%):
Repsol SA	6,332	102
Industrials (0.7%):
ACS, Actividades de Construccion y Servicios SA	4,386	170
		272
Sweden (2.9%):
Communication Services (0.5%):
Tele2 AB	8,207	105
Financials (0.4%):
Skandinaviska Enskilda Banken AB, Class A	9,975	97
Health Care (0.3%):
Swedish Orphan Biovitrum AB (b)	3,501	76
Industrials (1.1%):
Epiroc AB, Class A (b)	7,512	71
Sandvik AB	4,435	64
Volvo AB, Class B	9,498	124
		259
Information Technology (0.3%):
Hexagon AB, B Shares	1,401	65
Materials (0.3%):
Boliden AB	2,890	63
		665
Switzerland (7.3%):
Consumer Staples (1.8%):
Nestle SA, Registered Shares	5,261	427

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (1.4%):
Partners Group Holding AG	115	$70
Swiss Life Holding AG	629	243
		313
Health Care (3.3%):
Lonza Group AG, Registered Shares	807	210
Novartis AG	3,504	300
Roche Holding AG	1,055	262
		772
Information Technology (0.4%):
Logitech International SA	2,860	90
Materials (0.4%):
Glencore PLC	22,806	85
		1,687
Taiwan (2.8%):
Consumer Staples (0.4%):
TCI Co. Ltd.	5,000	84
Financials (0.3%):
Chailease Holding Co. Ltd.	24,000	76
Information Technology (1.8%):
Delta Electronics, Inc.	18,000	76
Powertech Technology, Inc.	61,000	131
Realtek Semiconductor Corp.	19,000	88
Taiwan Semiconductor Manufacturing Co. Ltd.	16,000	116
		411
Materials (0.3%):
Formosa Chemicals & Fibre	22,000	75
		646
Turkey (0.3%):
Consumer Staples (0.3%):
BIM Birlesik Magazalar AS	4,718	78
United Kingdom (10.8%):
Communication Services (0.7%):
BT Group PLC	32,480	99
Cineworld UK Ltd.	21,591	72
		171
Consumer Discretionary (1.0%):
Barratt Developments PLC	13,486	80
Fiat DaimlerChrysler Automobiles NV (b)	5,511	79
JD Sports Fashion PLC	14,308	64
		223
Consumer Staples (2.4%):
British American Tobacco PLC	1,944	62
Diageo PLC	5,216	186

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Imperial Tobacco Group PLC	2,099	$64
Tate & Lyle PLC	10,604	89
Tesco PLC	57,952	141
		542
Energy (1.4%):
BP PLC	41,698	263
Cairn Energy PLC (b)	28,511	54
		317
Financials (2.3%):
3I Group PLC	18,942	187
HSBC Holdings PLC	9,060	75
Legal & General Group PLC	32,641	96
Lloyds Banking Group PLC	170,371	112
Royal Bank of Scotland Group	22,131	61
		531
Health Care (1.1%):
AstraZeneca PLC	1,753	131
GlaxoSmithKline PLC	7,031	134
		265
Industrials (1.1%):
Ashtead Group PLC	7,726	161
RELX PLC	4,043	84
		245
Information Technology (0.2%):
Electrocomponents PLC	8,735	56
Materials (0.6%):
Anglo American PLC	3,315	74
RPC Group PLC	7,122	59
		133
		2,483
United States (0.3%):
Consumer Discretionary (0.3%):
Carnival PLC	1,238	59
Total Common Stocks (Cost $22,970)		22,423
Preferred Stocks (0.8%)
Brazil (0.8%):
Communication Services (0.4%):
Telefonica Brasil SA	7,700	92
Energy (0.4%):
Petroleo Brasileiro SA (b)	15,100	88
Total Preferred Stocks (Cost $169)		180

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Rights (0.0%) (e)
Spain (0.0%): (e)
Energy (0.0%): (e)
Repsol SA Expires 01/10/19 @ $0.41 (b)	6,494	$3
Total Rights (Cost $3)		3
Exchange-Traded Funds (1.5%)
United States (1.5%):
iShares Core MSCI EAFE ETF	3,173	175
iShares Core MSCI Emerging Markets ETF	3,366	159
Total Exchange-Traded Funds (Cost $341)		334
Collateral for Securities Loaned^ (0.2%)
United States (0.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (f)	11,106	11
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (f)	16,048	16
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (f)	500	1
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (f)	6,170	6
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (f)	9,872	10
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (f)	14,809	15
Total Collateral for Securities Loaned (Cost $59)		59
Total Investments (Cost $23,542) — 100.1%		22,999
Liabilities in excess of other assets — (0.1)%		(24)
NET ASSETS — 100.00%		$22,975

^  Purchased with cash collateral from securities on loan.

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Canada, Ireland, Mexico, Netherlands and Spain were fair valued at December 31, 2018. See Note 2 for further information.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, the fair value of these securities was $174 (thousands) and amounted to 0.8% of net assets.

(d)  All or a portion of this security is on loan.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate disclosed is the daily yield on December 31, 2018.

(g)  Rounds to less than $1.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (99.8%)
Australia (5.8%):
Consumer Discretionary (0.4%):
The Star Entertainment Group Ltd.	1,634,816	$5,252
Consumer Staples (0.5%):
Metcash Ltd. (b)	3,819,939	6,596
Energy (0.9%):
Beach Energy Ltd.	13,428,764	12,685
Financials (0.3%):
Pendal Group Ltd. (b)	816,986	4,591
Industrials (0.8%):
Downer Edi Ltd.	1,408,346	6,707
Seven Group Holdings Ltd.	574,649	5,744
		12,451
Materials (1.9%):
CSR Ltd.	2,880,239	5,701
Northern Star Resources Ltd.	1,924,528	12,560
Orora Ltd.	2,086,700	4,516
OZ Minerals Ltd.	832,499	5,160
		27,937
Real Estate (1.0%):
Charter Hall Group	2,900,880	15,165
		84,677
Belgium (0.7%):
Real Estate (0.7%):
Warehouses De Pauw SCA	81,829	10,799
Canada (7.9%):
Communication Services (0.6%):
Entertainment One Ltd.	1,817,833	8,260
Consumer Discretionary (1.2%):
BRP, Inc.	230,425	5,966
Canada Goose Holdings, Inc. (b) (c)	267,375	11,690
		17,656
Energy (1.8%):
Enerflex Ltd.	476,322	5,576
Gran Tierra Energy, Inc. (b) (c)	2,682,547	5,856
Parex Resources, Inc. (c)	816,646	9,782
Tamarack Valley Energy Ltd. (c)	3,284,001	5,678
		26,892
Financials (0.3%):
Canadian Western Bank	238,730	4,554

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (1.3%):
Air Canada (c)	335,314	$6,377
Badger Daylighting Ltd. (b)	211,856	5,005
TFI International, Inc.	293,798	7,598
		18,980
Information Technology (0.2%):
Sierra Wireless, Inc. (b) (c)	272,976	3,666
Materials (1.0%):
Iamgold Corp. (c)	1,302,731	4,782
Kirkland Lake Gold Ltd.	394,291	10,283
		15,065
Real Estate (1.0%):
Canadian Apartment Properties REIT	238,942	7,755
Tricon Capital Group, Inc. (b)	875,385	6,214
		13,969
Utilities (0.5%):
Capital Power Corp.	357,115	6,957
		115,999
Cayman Islands (0.4%):
Consumer Discretionary (0.4%):
Nexteer Automotive Group Ltd.	4,491,000	6,401
Denmark (1.7%):
Consumer Staples (0.8%):
Royal Unibrew A/S	177,924	12,296
Health Care (0.5%):
GN Store Nord A/S	185,169	6,939
Industrials (0.4%):
DFDS A/S	146,525	5,915
		25,150
Finland (2.1%):
Communication Services (0.4%):
DNA Oyj	305,376	5,971
Industrials (1.1%):
Cramo Oyj	402,347	6,880
Valmet Oyj	433,798	8,934
		15,814
Information Technology (0.3%):
Tieto OYJ	158,431	4,278
Materials (0.3%):
Metsa Board OYJ	734,990	4,317
		30,380

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
France (7.9%):
Communication Services (0.8%):
Television Francaise	658,322	$5,338
Ubisoft Entertainment SA (c)	73,564	5,926
		11,264
Consumer Discretionary (0.6%):
Faurecia Manufacture Automoblie Parts	138,984	5,243
Seb SA	33,096	4,277
		9,520
Financials (0.4%):
SCOR SE	144,035	6,475
Health Care (0.6%):
Ipsen SA	34,261	4,432
Korian-Medica	133,466	4,750
		9,182
Industrials (2.7%):
Alstom SA	128,939	5,208
Eiffage SA	147,358	12,318
Teleperformance	133,694	21,384
		38,910
Information Technology (1.4%):
Alten Ltd.	120,525	10,047
Soitec (c)	82,604	4,780
Worldline SA (c) (d)	103,363	4,998
		19,825
Materials (0.8%):
Arkema SA	141,250	12,124
Real Estate (0.6%):
Nexity SA	197,962	8,937
		116,237
Germany (5.9%):
Communication Services (0.4%):
Scout24 AG (d)	142,035	6,516
Consumer Discretionary (0.3%):
Hugo Boss AG	87,261	5,378
Financials (0.3%):
Aareal Bank AG	130,661	4,034
Health Care (1.2%):
Carl Zeiss Meditec AG	160,082	12,490
Gerresheimer AG	76,557	5,030
		17,520
See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (1.4%):
Duerr AG	155,704	$5,483
Kloeckner & Co. Se	622,900	4,299
Koenig & Bauer AG	91,550	3,840
Rheinmetall AG	73,293	6,499
		20,121
Information Technology (0.8%):
Bechtle AG	100,222	7,806
Siltronic AG	47,609	3,960
		11,766
Real Estate (1.5%):
Alstria Office REIT AG	511,327	7,158
TAG Immobilien AG	642,284	14,627
		21,785
		87,120
Hong Kong (0.8%):
Consumer Discretionary (0.4%):
Luk Fook Holdings (International) Ltd. (b)	2,072,000	5,913
Utilities (0.4%):
Towngas China Co. Ltd.	7,745,000	5,739
		11,652
Ireland (1.2%):
Consumer Discretionary (0.3%):
Dalata Hotel Group PLC	841,691	4,566
Health Care (0.5%):
UDG Healthcare PLC	1,002,640	7,632
Industrials (0.4%):
Grafton Group PLC	692,072	5,672
		17,870
Israel (0.3%):
Financials (0.3%):
Israel Discount Bank-A	1,434,007	4,430
Italy (3.3%):
Communication Services (0.7%):
Infrastructure Wireless Italiane SpA (d)	1,452,111	9,939
Consumer Discretionary (0.6%):
Brembo SpA	471,284	4,809
Technogym SpA (d)	422,106	4,528
		9,337
Health Care (1.3%):
Amplifon SpA	838,878	13,543
Diasorin SpA	64,755	5,256
		18,799

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.7%):
A2A SpA	5,560,511	$10,027
		48,102
Japan (23.5%):
Consumer Discretionary (3.7%):
BIC Camera, Inc.	566,400	7,183
Daikyonishikawa Corp.	441,200	4,316
Keihin Corp.	409,500	6,853
Paltac Corp.	248,300	11,712
Round One Corp.	587,500	6,029
Starts Corp., Inc.	256,900	5,682
Sumitomo Forestry Co. Ltd.	557,400	7,298
Sushiro Global Holdings Ltd.	103,600	5,658
		54,731
Consumer Staples (2.2%):
Fuji Oil Co. Ltd.	284,800	9,093
Matsumotokiyoshi Holdings Co. Ltd.	242,800	7,466
Nippon Suisan Kaisha Ltd.	1,224,400	6,830
Valor Holdings Co. Ltd.	208,000	5,019
Ya-Man Ltd. (b)	334,600	4,178
		32,586
Financials (1.8%):
Aiful Corp. (b) (c)	1,828,600	4,322
North Pacific Bank Ltd.	2,121,900	5,660
The Shiga Bank Ltd.	327,600	7,638
Zenkoku Hosho Co. Ltd.	253,400	7,948
		25,568
Health Care (1.8%):
Asahi Intecc Co. Ltd.	179,300	7,586
Jcr Pharmaceuticals Co. Ltd.	102,200	4,307
Rohto Pharmaceutical Co. Ltd.	259,700	7,090
Ship Healthcare Holdings, Inc.	197,200	7,292
		26,275
Industrials (6.4%):
Daifuku Co. Ltd. (b)	136,000	6,167
Dmg Mori Co. Ltd. (b)	456,100	5,124
EN-Japan, Inc.	179,800	5,566
Kanamotoc Co. Ltd.	219,500	5,782
Kumagai Gumi Co. Ltd.	175,600	5,278
Maeda Corp.	618,100	5,773
Makino Milling Machine Co. Ltd.	127,500	4,485
Okuma Corp.	117,400	5,589
Penta-Ocean Construction Co. Ltd.	1,183,700	6,541
Ryobi Ltd. (b)	233,200	5,545
Sankyu, Inc.	140,100	6,327

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Sanwa Holdings Corp.	707,000	$8,028
Seino Holdings Co. Ltd.	563,300	7,376
Takasago Thermal Engineering Co. Ltd.	414,100	6,740
TODA Corp.	874,400	5,450
Ut Group Co. Ltd. (b) (c)	239,900	4,119
		93,890
Information Technology (3.2%):
Advantest Corp.	231,900	4,745
Horiba Ltd.	122,800	5,006
Lasertec Corp.	185,400	4,735
Net One Systems Co. Ltd.	715,500	12,622
Taiyo Yuden Co. Ltd.	453,900	6,734
TIS, Inc.	307,700	12,117
		45,959
Materials (2.5%):
Denka Co. Ltd.	202,800	5,709
Rengo Co. Ltd.	744,200	5,872
Sumitomo Bakelite Co. Ltd.	176,200	6,064
Tokai Carbon Co. Ltd. (b)	495,400	5,621
Tokyo Steel Manufacturing Co. Ltd.	946,500	7,668
Yamato Kogyo Co. Ltd.	239,500	5,599
		36,533
Real Estate (1.9%):
Japan Hotel REIT Investment Corp.	10,557	7,536
Kenedix Office Investment Corp.	1,223	7,807
Nippon Accommodations Fund, Inc.	1,737	8,391
Open House Co. Ltd.	132,800	4,472
		28,206
		343,748
Korea, Republic Of (5.5%):
Communication Services (0.3%):
AfreecaTV Co. Ltd. (c)	143,669	5,071
Consumer Discretionary (0.8%):
GS Home Shopping, Inc.	36,377	5,847
SL Corp.	295,138	5,277
		11,124
Consumer Staples (0.5%):
Maeil Dairies Co. Ltd.	96,995	6,852
Financials (0.4%):
KIWOOM Securities Co. Ltd.	93,963	6,609
Health Care (0.7%):
Chong Kun Dang Pharmaceutical Corp. (c)	68,841	6,296
Korea United Pharmaceuticals, Inc.	205,912	4,249
		10,545

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (0.4%):
LS Industrial Systems Co. Ltd.	132,252	$5,811
Information Technology (1.3%):
DuzonBizon Co. Ltd.	157,011	7,317
Seoul Semiconductor Co. Ltd.	281,881	4,911
SFA Engineering Corp.	213,726	6,639
		18,867
Materials (1.1%):
Poongsan Corp.	170,094	4,165
SKC Co. Ltd.	195,469	6,269
Soulbrain Co. Ltd.	123,936	5,294
		15,728
		80,607
Luxembourg (1.2%):
Consumer Discretionary (0.7%):
B&M European Value Retail SA	1,435,057	5,149
SAF-Holland SA	418,384	5,369
		10,518
Industrials (0.5%):
Stabilus SA	116,080	7,299
		17,817
Netherlands (2.8%):
Financials (1.5%):
ASR Nederland NV	277,075	10,962
Euronext NV (d)	183,402	10,566
		21,528
Industrials (0.7%):
Imcd NV	86,586	5,542
TKH Group NV	101,824	4,735
		10,277
Information Technology (0.2%):
Asm International NV	89,579	3,693
Materials (0.4%):
Amg Advanced Metallurgical Group NV	173,290	5,590
		41,088
New Zealand (0.6%):
Health Care (0.6%):
Summerset Group Holdings Ltd.	2,047,322	8,759
Singapore (1.1%):
Real Estate (1.1%):
Frasers Logistics & Industrial Trust	10,593,000	8,016
Mapletree Industrial Trust	5,970,821	8,376
		16,392

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Spain (2.0%):
Communication Services (0.3%):
Masmovil Ibercom SA (c)	216,762	$4,842
Consumer Discretionary (0.3%):
Melia Hotels International SA	463,910	4,363
Financials (0.7%):
Bankinter SA	638,801	5,125
Unicaja Banco SA (d)	3,234,478	4,268
		9,393
Industrials (0.3%):
Cia de Distribucion Integral Logista Holdings SA	190,695	4,771
Real Estate (0.4%):
Merlin Properties Socimi SA	438,410	5,415
		28,784
Sweden (3.2%):
Consumer Discretionary (0.4%):
Dometic Group AB (b) (d)	943,648	5,890
Financials (0.4%):
Resurs Holdings AB (d)	874,800	5,404
Health Care (0.3%):
Swedish Orphan Biovitrum AB (c)	212,993	4,658
Industrials (0.9%):
Loomis AB, Class B	229,748	7,410
Peab AB	665,183	5,449
		12,859
Materials (0.4%):
SSAB AB, B Shares	2,270,269	6,411
Real Estate (0.8%):
Wihlborgs Fastigheter AB	938,035	10,881
		46,103
Switzerland (6.5%):
Consumer Discretionary (0.4%):
Forbo Holding AG	4,166	5,866
Consumer Staples (0.9%):
Coca-Cola HBC AG	413,384	12,936
Financials (2.4%):
Helvetia Holding AG, Registered Shares	8,191	4,792
Julius Baer Group Ltd.	159,244	5,677
Swiss Life Holding AG	43,891	16,948
Vontobel Holding AG	152,640	7,835
		35,252

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Health Care (0.8%):
Siegfried Holding AG	11,862	$4,058
Straumann Holding AG	11,859	7,493
		11,551
Industrials (1.0%):
Georg Fischer AG	10,868	8,723
Wizz Air Holdings PLC (c) (d)	181,475	6,482
		15,205
Information Technology (1.0%):
Logitech International SA	440,045	13,906
		94,716
United Kingdom (15.0%):
Communication Services (1.1%):
Auto Trader Group PLC (d)	1,167,816	6,776
Cineworld UK Ltd.	2,669,371	8,962
		15,738
Consumer Discretionary (2.4%):
Bellway PLC	175,900	5,643
Coats Group PLC	5,288,461	5,495
J D Wetherspoon PLC	319,210	4,523
JD Sports Fashion PLC	2,092,684	9,317
Moneysupermarket.com Group PLC	1,253,441	4,400
Redrow PLC	843,751	5,284
		34,662
Consumer Staples (1.3%):
Nomad Foods Ltd., ADR (c)	317,946	5,316
Stock Spirits Group PLC	1,462,756	3,866
Tate & Lyle PLC	1,223,223	10,292
		19,474
Energy (0.9%):
Cairn Energy PLC (c)	2,390,216	4,560
Flex Lng Ltd. (c)	3,423,980	4,920
Hunting PLC	668,126	4,079
		13,559
Financials (2.2%):
Ashmore Group PLC	1,401,401	6,534
Beazley PLC	1,158,226	7,442
IG Group Holdings PLC	668,175	4,857
Intermediate Capital Group PLC	685,192	8,172
Onesavings Bank PLC	1,157,175	5,161
		32,166

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Health Care (0.8%):
Clinigen Group PLC	632,459	$6,110
Hikma Pharmaceuticals PLC	282,382	6,174
		12,284
Industrials (2.5%):
Costain Group PLC	917,364	3,692
Hays PLC	3,328,688	5,941
Keller Group PLC	515,973	3,251
Meggitt PLC	863,397	5,186
National Express Group PLC	1,622,202	7,736
Northgate PLC	891,514	4,288
Vesuvius PLC	1,042,956	6,731
		36,825
Information Technology (1.7%):
Aveva Group PLC	172,068	5,307
Computacenter PLC	477,672	6,127
Electrocomponents PLC	1,078,510	6,966
Spectris PLC	201,412	5,852
		24,252
Materials (0.6%):
RPC Group PLC	461,282	3,834
Synthomer PLC	1,039,488	4,732
		8,566
Real Estate (1.5%):
Londonmetric Property PLC	2,593,610	5,749
Safestore Holdings PLC	1,360,990	8,787
The Unite Group PLC	777,821	7,996
		22,532
		220,058
United States (0.4%):
Information Technology (0.4%):
Globant SA (b) (c)	108,288	6,099
Total Common Stocks (Cost $1,480,262)		1,462,988

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Collateral for Securities Loaned^ (2.2%)
United States (2.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.49% (e)	5,969,819	$5,970
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (e)	8,626,102	8,626
Fidelity Investments Prime Money Market Portfolio, Class I, 2.46% (e)	266,376	266
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.55% (e)	3,316,603	3,317
JPMorgan Prime Money Market Fund, Capital Class, 2.49% (e)	5,306,233	5,306
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.58% (e)	7,959,847	7,960
Total Collateral for Securities Loaned (Cost $31,445)		31,445
Total Investments (Cost $1,511,707) — 102.0%		1,494,433
Liabilities in excess of other assets — (2.0)%		(28,650)
NET ASSETS — 100.00%		$1,465,783

^  Purchased with cash collateral from securities on loan.

(a)  All securities, except those traded on exchanges in Argentina, Canada, Great Britain and Spain were fair valued at December 31, 2018. See Note 2 for further information.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, the fair value of these securities was $65,367 (thousands) and amounted to 4.5% of net assets.

(e)  Rate disclosed is the daily yield on December 31, 2018.

ADR — American Depositary Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (5.4%)
Ameriquest Mortgage Securities, Series 2004-R12, Class M1, 3.36%(LIBOR01M+86bps), 1/25/35, Callable 1/25/19 @ 100 (a)	$411	$408
Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30%, 5/17/21, Callable 7/15/20 @ 100	129	129
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38%, 11/15/21, Callable 11/15/19 @ 100 (b) (c) (d)	140	140
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22, Callable 8/15/20 @ 100 (b) (c)	33	33
Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36%, 3/15/21, Callable 7/15/20 @ 100 (b)	54	54
Drive Auto Recievables Trust, Series 2016-CA, Class C, 3.02%, 11/15/21, Callable 8/15/20 @ 100 (c)	769	768
DT Auto Owner Trust, Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 9/15/20 @ 100 (b) (c)	114	114
DT Auto Owner Trust, Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 1/15/21 @ 100 (c)	223	223
GM Financial Automobile Leasing Trust, Series 2017-1, Class A3, 2.06%, 5/20/20, Callable 12/20/19 @ 100	241	240
Home Equity Asset Trust, Series 2005-2, Class M5, 3.60%(LIBOR01M+110bps), 7/25/35, Callable 1/25/19 @ 100 (a)	1,000	993
Park Place Securities, Inc., Series 2004-WCW2, Class M2, 3.48%(LIBOR01M+98bps), 10/25/34, Callable 1/25/19 @ 100 (a)	140	139
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 2.77%(LIBOR01M+26bps), 4/25/35, Callable 6/25/20 @ 100 (a)	124	123
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21%, 10/15/21, Callable 6/15/20 @ 100 (b)	555	553
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100 (b) (c)	525	523
Total Asset Backed Securities (Cost $4,410)		4,440
Collateralized Mortgage Obligations (4.1%)
Commercial Mortgage Trust, Series 2012-CR5, Class A2, 1.68%, 12/10/45 (b)	8	8
Commercial Mortgage Trust, Series 2012-CR4, Class B, 3.70%, 10/15/45 (c)	615	590
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.74%, 1/10/46 (b)	320	318
Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A10, 5.25%, 3/25/35, Callable 5/25/19 @ 100 (b)	3	2
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.65%, 1/10/45 (b) (c) (d)	500	524
GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.00%, 12/25/34, Callable 5/25/25 @ 100 (b)	126	130
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45	270	266
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.74%, 12/15/45	585	570

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.72%, 3/15/47, Callable 3/1/24 @ 100 (d)	$208	$211
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A2, 2.92%, 8/15/47	757	755
Total Collateralized Mortgage Obligations (Cost $3,542)		3,374
Corporate Bonds (18.7%)
Communication Services (0.9%):
AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100 (b)	492	458
SES Global Americas Holdings GP, 5.30%, 3/25/44 (c)	304	263
		721
Consumer Discretionary (1.7%):
Hasbro, Inc., 6.35%, 3/15/40	280	294
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	585	577
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	318	304
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	160	158
		1,333
Consumer Staples (0.7%):
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	140	140
Mead Johnson Nutrition Co., 4.60%, 6/1/44, Callable 12/1/43 @ 100 (b)	239	245
Reynolds American, Inc., 6.15%, 9/15/43 (b)	175	168
		553
Energy (1.1%):
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	85	86
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	269	237
Statoil ASA, 3.95%, 5/15/43	130	124
Valero Energy Corp., 10.50%, 3/15/39	285	425
		872
Financials (7.6%):
Aflac, Inc. 2.88%, 10/15/26, Callable 7/15/26 @ 100	335	312
4.75%, 1/15/49, Callable 7/15/48 @ 100	75	77
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	204	205
Bank of America Corp. 2.33%(LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)	265	259
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	515	495
BB&T Corp. 3.95%, 3/22/22, Callable 2/22/22 @ 100	365	369
2.75%, 4/1/22, Callable 3/1/22 @ 100, MTN	480	471
Cincinnati Financial Corp., 6.13%, 11/1/34	320	373
Citigroup, Inc., 3.88%(LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (a)	235	210
JPMorgan Chase & Co. 2.95%, 10/1/26, Callable 7/1/26 @ 100	175	162
5.60%, 7/15/41	230	260

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley 2.65%, 1/27/20 (b)	$630	$627
3.13%, 7/27/26, MTN	545	503
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (c)	155	154
The Goldman Sachs Group, Inc. 2.35%, 11/15/21, Callable 11/15/20 @ 100	265	255
3.50%, 1/23/25, Callable 10/23/24 @ 100	275	260
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (b) (c)	500	495
Wells Fargo & Co. 3.45%, 2/13/23	585	574
4.90%, 11/17/45 (b)	185	180
		6,241
Health Care (1.9%):
Amgen, Inc., 6.90%, 6/1/38	125	157
Express Scripts Holding Co., 2.25%, 6/15/19 (b)	415	413
Gilead Sciences, Inc. 4.40%, 12/1/21, Callable 9/1/21 @ 100 (b)	835	860
4.80%, 4/1/44, Callable 10/1/43 @ 100	160	160
		1,590
Industrials (2.2%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19 (b)	890	910
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	115	98
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	210	212
Rockwell Automation, Inc., 6.25%, 12/1/37	155	187
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	150	145
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (b)	319	281
		1,833
Information Technology (0.7%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	192	203
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	165	161
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	215	215
		579
Materials (0.6%):
Rio Tinto Finance USA Ltd. 3.75%, 6/15/25, Callable 3/15/25 @ 100	190	190
5.20%, 11/2/40	100	111
Southern Copper Corp., 5.25%, 11/8/42 (b)	160	152
		453
Utilities (1.3%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	250	235
Consolidated Edison, Inc., 6.30%, 8/15/37	250	305
Iberdrola International BV 6.75%, 9/15/33	50	58
6.75%, 7/15/36	110	131

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	$190	$209
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (b)	159	154
		1,092
Total Corporate Bonds (Cost $15,745)		15,267
Residential Mortgage Backed Securities (0.4%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 3.83%(LIBOR01M+132bps), 10/25/32, Callable 1/25/19 @ 100 (a)	139	139
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 8/25/37 @ 100 (b) (c) (d)	200	198
Total Residential Mortgage Backed Securities (Cost $339)		337
U.S. Government Mortgage Backed Agencies (61.7%)
Federal Home Loan Mortgage Corp. 8.50%, 2/1/20 (b)	2	2
9.00%, 4/1/25 (b)	19	22
Series 4139, Class DA, 1.25%, 12/15/27 (b)	1,104	1,047
7.50%, 8/1/29 (b)	10	11
Series 4395, Class PA, 2.50%, 4/15/37 (b)	408	397
5.00%, 7/1/39 (b)	1,112	1,180
Series 4320, Class AP, 3.50%, 7/15/39 – 3/1/48 (b)	4,682	4,708
Series 3713, Class PA, 2.00%, 2/15/40 – 3/15/40 (b)	1,296	1,257
Series 4049, Class AB, 2.75%, 12/15/41 (b)	211	209
Series 4494, Class JA, 3.75%, 5/15/42 (b)	815	832
3.00%, 10/1/46	739	722
4.50%, 5/1/47 (b)	1,669	1,729
		12,116
Federal National Mortgage Association Series 1990-5, Class J, 8.20%, 1/25/20 (b)	2	2
6.00%, 2/1/37 (b)	393	435
Series 2013-33, Class UD, 2.50%, 4/25/39 – 12/25/47 (b)	826	801
Series 2013-137, Class A, 3.50%, 3/25/40 – 12/25/50 (b)	6,082	6,117
Series 2013-137, Class A, 3.50%, 3/25/40 – 12/25/50 (e)	6,400	6,398
Series 2011-21, Class PA, 4.50%, 5/25/40 (b)	953	984
Series 2011-101, Class LA, 3.00%, 10/25/40 – 1/25/49 (e)	4,400	4,291
Series 2011-101, Class LA, 3.00%, 10/25/40 – 1/25/49 (b)	5,517	5,414
Series 2013-81, Class KA, 2.75%, 9/25/42	875	855
Series 2013-44, Class PB, 1.75%, 1/25/43	840	782
4.00%, 5/1/43 – 1/25/49 (b)	4,840	4,957
4.00%, 5/1/43 – 1/25/49 (e)	4,900	4,995
Series 2015-61, Class PV, 3.50%, 5/25/44 (d)	919	929
		36,960
Government National Mortgage Association Series 2016-116, Class GA, 1.75%, 11/20/44	1,203	1,130
Total U.S. Government Mortgage Backed Agencies (Cost $50,317)		50,206

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (24.6%)
U.S. Treasury Bills, 2.39%, 5/23/19 (f)	$1,000	$991
U.S. Treasury Bonds 2.88%, 5/15/43 (b)	2,266	2,212
3.00%, 2/15/48	3,055	3,039
U.S. Treasury Notes 2.75%, 9/30/20	1,877	1,884
2.75%, 4/30/23 (b)	777	785
2.75%, 8/31/23	4,015	4,061
2.88%, 10/31/23	1,750	1,779
2.00%, 8/15/25 (b)	862	831
2.75%, 2/15/28 (b)	3,470	3,488
2.88%, 8/15/28	975	990
Total U.S. Treasury Obligations (Cost $19,692)		20,060
Total Investments (Cost $94,045) — 114.9%		93,684
Liabilities in excess of other assets — (14.9)%		(12,149)
NET ASSETS — 100.00%		$81,535

(a)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2018.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2018, the fair value of these securities was $4,025 (thousands) and amounted to 4.9% of net assets.

(d)  The rate for certain asset backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2018.

(e)  Security purchased on a when-issued basis.

(f)  Rate represents the effective yield at December 31, 2018.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of December 31, 2018, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of December 31, 2018, based on the last reset date of the security

MTN — Medium Term Note

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Future	23	3/29/19	$2,607,885	$2,637,813	$29,928

Futures Contracts Sold
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Future	31	3/20/19	$3,726,674	$3,782,484	$(55,810)
2-Year U.S. Treasury Note Future	8	3/29/19	1,688,348	1,698,501	(10,153)
30-Year U.S. Treasury Bond Future	17	3/20/19	2,376,484	2,482,000	(105,516)
					$(171,479)

Total unrealized appreciation	$29,928
Total unrealized depreciation	(171,479)
Total net unrealized appreciation(depreciation)	$(141,551)

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)
(Amounts not in thousands)

Underlying Instrument	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at December 31, 2018 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 31	5.00%	12/20/23	Daily	4.46%	$7,500,000	$153,189	$545,700	$(392,511)

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2018

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
ASSETS:
Investments, at value (Cost $131,574, $72,487 and $2,212,804)	$125,988	(a)	$67,189	(b)	$2,143,922 (c)
Cash and cash equivalents	1,193		3,129		20,743
Interest and dividends receivable	100		141		3,060
Receivable for capital shares issued	656		347		7,116
Receivable for investments sold	727		242		6,009
Receivable from Adviser	2		46		44
Prepaid expenses	33		11		74
Total Assets	128,699		71,105		2,180,968
LIABILITIES:
Payables:
Collateral received on loaned securities	10,642		2,358		109,847
Investments purchased	—		1,452		17,411
Capital shares redeemed	927		84		12,853
Accrued expenses and other payables:
Investment advisory fees	106		43		1,544
Administration fees	6		4		111
Custodian fees	1		1		18
Transfer agent fees	49		5		499
Chief Compliance Officer fees	—	(d)	—	(d)	2
Trustees' fees	48		—	(d)	41
12b-1 fees	9		1		24
Other accrued expenses	24		18		189
Total Liabilities	11,812		3,966		142,539
NET ASSETS:
Capital	120,561		73,192		2,124,242
Total distributable earnings/(loss)	(3,674)		(6,053)		(85,813)
Net Assets	$116,887		$67,139		$2,038,429
Net Assets
Class A Shares	$49,216		$5,364		$149,722
Class C Shares	7,130		—		11,345
Class R Shares	2,823		—		10,259
Class R6 Shares	—		45,075		979,067
Class Y Shares	57,718		16,700		888,036
Total	$116,887		$67,139		$2,038,429
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,699		354		5,336
Class C Shares	354		—		469
Class R Shares	103		—		377
Class R6 Shares	—		2,955		33,610
Class Y Shares	1,807		1,095		30,656
Total	3,963		4,404		70,448
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$28.97		$15.14		$28.06
Class C Shares (f)	20.14		—		24.21
Class R Shares	27.31		—		27.18
Class R6 Shares	—		15.25		29.13
Class Y Shares	31.94		15.26		28.97
Maximum Sales Charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$30.74		$16.07		$29.77

(a)  Includes $10,304 of securities on loan.

(b)  Includes $2,289 of securities on loan.

(c)  Includes $107,294 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2018

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Integrity Small/Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
ASSETS:
Investments, at value (Cost $132,338, $340,424 and $58,847)	$120,295	(a)	$348,332	(b)	$206,622	(c)
Cash and cash equivalents	1,611		7,621		217
Deposits with brokers for futures contracts	—		—		127
Interest and dividends receivable	177		513		242
Receivable for capital shares issued	619		188		571
Receivable for investments sold	446		54		183
Variation margin receivable on open futures contracts	—		—		3
Receivable from Adviser	33		2		—
Prepaid expenses	12		40		32
Total Assets	123,193		356,750		207,997
LIABILITIES:
Payables:
Collateral received on loaned securities	6,469		3,006		1,325
Investments purchased	910		1,374		—
Capital shares redeemed	184		637		170
Accrued expenses and other payables:
Investment advisory fees	81		232		36
Administration fees	6		19		11
Custodian fees	1		3		2
Transfer agent fees	1		210		54
Chief Compliance Officer fees	—	(d)	—	(d)	—	(d)
Trustees' fees	—	(d)	263		51
12b-1 fees	—	(d)	38		14
Other accrued expenses	24		55		30
Total Liabilities	7,676		5,837		1,693
NET ASSETS:
Capital	129,706		337,354		58,330
Total distributable earnings/(loss)	(14,189)		13,559		147,974
Net Assets	$115,517		$350,913		$206,304
Net Assets
Class A Shares	$3,024		$312,726		$162,458
Class C Shares	—		10,600		—
Class R Shares	—		245		14,418
Class R6 Shares	80,641		—		—
Class Y Shares	31,852		27,342		29,428
Total	$115,517		$350,913		$206,304
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	212		9,367		9,046
Class C Shares	—		408		—
Class R Shares	—		8		805
Class R6 Shares	5,602		—		—
Class Y Shares	2,219		750		1,627
Total	8,033		10,533		11,478
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$14.24		$33.38		$17.96
Class C Shares (f)	—		25.98		—
Class R Shares	—		31.17		17.91
Class R6 Shares	14.40		—		—
Class Y Shares	14.36		36.48		18.09
Maximum Sales Charge — Class A Shares	5.75%		5.75%		2.50%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$15.10		$35.42		$18.42

(a)  Includes $6,231 of securities on loan.

(b)  Includes $2,993 of securities on loan.

(c)  Includes $1,300 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2018

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund		Victory Trivalent Emerging Markets Small-Cap Fund
ASSETS:
Investments, at value (Cost $1,747,890, $7,645 and $8,442)	$2,205,097	(a)	$7,916	(b)	$8,205	(c)
Foreign currency, at value (Cost $—, $— and $6)	—		—		6
Cash and cash equivalents	7,334		150		—
Interest and dividends receivable	2,430		3		19
Receivable for capital shares issued	12,068		2		—
Receivable for investments sold	—		—		136
Receivable from Adviser	6		1		15
Prepaid expenses	74		—	(d)	6
Total Assets	2,227,009		8,072		8,387
LIABILITIES:
Payables:
Collateral received on loaned securities	68,880		751		82
Custodian	—		—		54
Investments purchased	31		—		4
Capital shares redeemed	13,288		—		1
Accrued foreign capital gains taxes	—		—		3
Accrued expenses and other payables:
Investment advisory fees	1,480		6		8
Administration fees	122		—	(d)	—	(d)
Custodian fees	25		—	(d)	10
Transfer agent fees	952		—	(d)	3
Chief Compliance Officer fees	2		—	(d)	—	(d)
Trustees' fees	58		—	(d)	—
12b-1 fees	52		—	(d)	—	(d)
Other accrued expenses	294		14		25
Total Liabilities	85,184		771		190
NET ASSETS:
Capital	1,668,601		7,149		9,254
Total distributable earnings/(loss)	473,224		152		(1,057)
Net Assets	$2,141,825		$7,301		$8,197
Net Assets
Class A Shares	$313,928		$143		$1,052
Class C Shares	31,321		—		—
Class I Shares	—		7,098		—
Class R Shares	17,727		—		—
Class R6 Shares	708,742		—		—
Class Y Shares	1,070,107		60		7,145
Total	$2,141,825		$7,301		$8,197
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	16,304		14		98
Class C Shares	2,317		—		—
Class I Shares	—		666		—
Class R Shares	996		—		—
Class R6 Shares	32,610		—		—
Class Y Shares	50,436		6		664
Total	102,663		686		762
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$19.25		$10.54		$10.76
Class C Shares (f)	13.52		—		—
Class I Shares	—		10.65		—
Class R Shares	17.80		—		—
Class R6 Shares	21.73		—		—
Class Y Shares	21.22		10.58		10.76
Maximum Sales Charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$20.43		$11.18		$11.42

(a)  Includes $67,766 of securities on loan.

(b)  Includes $740 of securities on loan.

(c)  Includes $75 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2018

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Trivalent International Fund-Core Equity		Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
ASSETS:
Investments, at value (Cost $23,542, $1,511,707 and $94,045)	$22,999	(a)	$1,494,433	(b)	$93,684
Cash and cash equivalents	124		5,982		1,604
Deposits with brokers for futures contracts	—		—		548
Deposits with brokers for swap agreements	—		—		655
Interest and dividends receivable	41		3,711		419
Receivable for capital shares issued	9		5,293		162
Receivable for investments sold	312		—		—
Variation margin receivable on open swap agreements	—		—		9
Reclaims receivable	48		1,404		—
Receivable from Adviser	36		466		6
Prepaid expenses	53		108		29
Total Assets	23,622		1,511,397		97,116
LIABILITIES:
Payables:
Collateral received on loaned securities	59		31,445		—
Foreign currency	6		—	(c)	—
Investments purchased	438		—		15,384
Capital shares redeemed	9		12,344		33
Variation margin on open futures contracts	—		—		15
Accrued expenses and other payables:
Investment advisory fees	16		1,199		27
Administration fees	1		79		4
Custodian fees	13		75		—	(c)
Transfer agent fees	4		378		12
Chief Compliance Officer fees	—	(c)	1		—	(c)
Trustees' fees	73		18		84
12b-1 fees	1		13		2
Other accrued expenses	27		62		20
Total Liabilities	647		45,614		15,581
NET ASSETS:
Capital	28,925		1,524,809		88,712
Total distributable earnings/(loss)	(5,950)		(59,026)		(7,177)
Net Assets	$22,975		$1,465,783		$81,535
Net Assets
Class A Shares	$4,906		$105,980		$11,785
Class C Shares	501		4,536		898
Class I Shares	1,991		723,118		—
Class R6 Shares	5,030		33,517		24,875
Class Y Shares	10,547		598,632		43,977
Total	$22,975		$1,465,783		$81,535
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	809		9,415		1,289
Class C Shares	83		411		98
Class I Shares	328		63,864		—
Class R6 Shares	826		2,945		2,716
Class Y Shares	1,744		53,059		4,802
Total	3,790		129,694		8,905
Net asset value, offering (except Class A Shares) and redemption price per share: (d)
Class A Shares	$6.06		$11.26		$9.14
Class C Shares (e)	6.05		11.03		9.21
Class I Shares	6.08		11.32		—
Class R6 Shares	6.09		11.38		9.16
Class Y Shares	6.05		11.28		9.16
Maximum Sales Charge — Class A Shares	5.75%		5.75%		2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$6.43		$11.94		$9.33

(a)  Includes $56 of securities on loan.

(b)  Includes $43,731 of securities on loan.

(c)  Rounds to less than $1.

(d)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(e)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2018

(Amounts in Thousands)  (Unaudited)

	Victory Integrity Discovery Fund	Victory Integrity Mid-Cap Value Fund	Victory Integrity Small-Cap Value Fund
Investment Income:
Dividends	$1,011	$920	$27,366
Interest	43	18	301
Securities lending (net of fees)	59	3	310
Foreign tax withholding	—	(1)	(52)
Total Income	1,113	940	27,925
Expenses:
Investment advisory fees	743	275	10,724
Administration fees	45	22	762
12b-1 fees — Class A Shares	78	6	245
12b-1 fees — Class C Shares	46	—	77
12b-1 fees — Class R Shares	9	—	34
Custodian fees	3	2	48
Transfer agent fees — Class A Shares	50	4	366
Transfer agent fees — Class C Shares	6	—	11
Transfer agent fees — Class R Shares	7	—	32
Transfer agent fees — Class R6 Shares	—	— (a)	5
Transfer agent fees — Class Y Shares	62	28	981
Trustees' fees	6	3	104
Chief Compliance Officer fees	1	— (a)	10
Legal and audit fees	9	6	85
State registration and filing fees	28	23	57
Other expenses	14	18	167
Total Expenses	1,107	387	13,708
Expenses waived/reimbursed by Adviser	(4)	(135)	(97)
Net Expenses	1,103	252	13,611
Net Investment Income (Loss)	10	688	14,314
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	7,872	607	72,141
Net change in unrealized appreciation/depreciation on investments	(40,515)	(12,511)	(573,030)
Net realized/unrealized gains (losses) on investments	(32,643)	(11,904)	(500,889)
Change in net assets resulting from operations	$(32,633)	$(11,216)	$(486,575)

(a)  Rounds to less than $1.
See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2018

(Amounts in Thousands)  (Unaudited)

	Victory Integrity Small/Mid-Cap Value Fund	Victory Munder Multi-Cap Fund	Victory S&P 500 Index Fund
Investment Income:
Dividends	$1,531	$3,346	$2,302
Interest	26	69	16
Securities lending (net of fees)	8	13	5
Foreign tax withholding	(2)	—	—
Total Income	1,563	3,428	2,323
Expenses:
Investment advisory fees	505	1,570	233
Administration fees	38	127	71
12b-1 fees — Class A Shares	4	461	145
12b-1 fees — Class C Shares	—	82	—
12b-1 fees — Class R Shares	—	1	42
Custodian fees	3	8	5
Transfer agent fees — Class A Shares	2	434	76
Transfer agent fees — Class C Shares	—	29	—
Transfer agent fees — Class R Shares	—	1	7
Transfer agent fees — Class R6 Shares	— (a)	—	—
Transfer agent fees — Class Y Shares	24	19	2
Trustees' fees	5	11	9
Chief Compliance Officer fees	— (a)	2	1
Legal and audit fees	8	17	11
State registration and filing fees	24	32	24
Interest expense on interfund lending	—	—	— (a)
Other expenses	24	55	26
Total Expenses	637	2,849	652
Expenses waived/reimbursed by Adviser	(95)	(5)	—
Net Expenses	542	2,844	652
Net Investment Income (Loss)	1,021	584	1,671
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(872)	5,214	8,028
Net realized gains (losses) from futures transactions	—	—	(287)
Net change in unrealized appreciation/depreciation on investments	(21,989)	(51,908)	(25,031)
Net change in unrealized appreciation/depreciation on futures transactions	—	—	6
Net realized/unrealized gains (losses) on investments	(22,861)	(46,694)	(17,284)
Change in net assets resulting from operations	$(21,840)	$(46,110)	$(15,613)

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2018

(Amounts in Thousands)  (Unaudited)

	Victory Munder Mid-Cap Core Growth Fund	Victory Munder Small Cap Growth Fund		Victory Trivalent Emerging Markets Small-Cap Fund
Investment Income:
Dividends	$13,425	$17		$171
Interest	87	2		1
Securities lending (net of fees)	391	5		2
Foreign tax withholding	—	—		(25)
Total Income	13,903	24		149
Expenses:
Investment advisory fees	11,176	41		48
Administration fees	906	3		3
12b-1 fees — Class A Shares	606	—	(a)	1
12b-1 fees — Class C Shares	226	—		—
12b-1 fees — Class R Shares	58	—		—
Custodian fees	61	1		21
Transfer agent fees — Class A Shares	503	—	(a)	1
Transfer agent fees — Class C Shares	30	—		—
Transfer agent fees — Class I Shares	—	—	(a)	—
Transfer agent fees — Class R Shares	37	—		—
Transfer agent fees — Class R6 Shares	1	—		—
Transfer agent fees — Class Y Shares	1,527	—	(a)	5
Trustees' fees	133	—	(a)	— (a)
Chief Compliance Officer fees	13	—	(a)	— (a)
Legal and audit fees	99	5		14
State registration and filing fees	67	3		3
Interest expense on interfund lending	7	—	(a)	—
Other expenses	238	5		14
Total Expenses	15,688	58		110
Expenses waived/reimbursed by Adviser	(17)	(2)		(44)
Net Expenses	15,671	56		66
Net Investment Income (Loss)	(1,768)	(32)		83
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions and foreign currency translations	379,912	287		(773)
Foreign taxes on realized gains	—	—		(3)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(751,069)	(1,530)		(602)
Net change in accrued foreign taxes on unrealized gains	—	—		3
Net realized/unrealized gains (losses) on investments	(371,157)	(1,243)		(1,375)
Change in net assets resulting from operations	$(372,925)	$(1,275)		$(1,292)

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2018

(Amounts in Thousands)  (Unaudited)

	Victory Trivalent International Fund-Core Equity	Victory Trivalent International Small-Cap Fund	Victory INCORE Total Return Bond Fund
Investment Income:
Dividends	$320	$14,396	$—
Interest	1	158	1,389
Securities lending (net of fees)	2	174	— (a)
Foreign tax withholding	(37)	(1,628)	—
Total Income	286	13,100	1,389
Expenses:
Investment advisory fees	103	8,089	174
Administration fees	8	530	26
12b-1 fees — Class A Shares	8	151	15
12b-1 fees — Class C Shares	2	29	5
Custodian fees	19	155	3
Transfer agent fees — Class A Shares	8	176	13
Transfer agent fees — Class C Shares	1	4	1
Transfer agent fees — Class I Shares	— (a)	431	—
Transfer agent fees — Class R6 Shares	— (a)	1	— (a)
Transfer agent fees — Class Y Shares	1	440	12
Trustees' fees	1	70	2
Chief Compliance Officer fees	— (a)	7	— (a)
Legal and audit fees	10	57	8
State registration and filing fees	33	77	27
Interest expense on interfund lending	— (a)	1	— (a)
Other expenses	16	143	7
Total Expenses	210	10,361	293
Expenses waived/reimbursed by Adviser	(115)	(1,249)	(20)
Net Expenses	95	9,112	273
Net Investment Income (Loss)	191	3,988	1,116
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions and foreign currency translations	(278)	(30,927)	(1,057)
Net realized gains (losses) from futures transactions	—	—	(286)
Net realized gains (losses) from swap transactions	—	—	104
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,424)	(341,758)	1,435
Net change in unrealized appreciation/depreciation on futures transactions	—	—	(166)
Net change in unrealized appreciation/depreciation on swap transactions	—	—	(399)
Net realized/unrealized gains (losses) on investments	(3,702)	(372,685)	(369)
Change in net assets resulting from operations	$(3,511)	$(368,697)	$747

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)		(unaudited)		(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$10	$(527)	$688	$780	$14,314	$7,704
Net realized gains (losses) from investment transactions	7,872	16,187	607	3,935	72,141	252,059
Net change in unrealized appreciation (depreciation) on investments	(40,515)	5,957	(12,511)	1,834	(573,030)	57,352
Change in net assets resulting from operations	(32,633)	21,617	(11,216)	6,549	(486,575)	317,115
Distributions to Shareholders: (a)
Class A Shares	(7,176)	(6,533)	(344)	(113)	(19,964)	(12,707)
Class C Shares	(1,331)	(2,217)	—	—	(1,740)	(1,794)
Class R Shares	(416)	(394)	—	—	(1,388)	(937)
Class R6 Shares	—	—	(3,355)	(157)	(132,215)	(55,128)
Class Y Shares	(7,675)	(6,619)	(1,186)	(2,390)	(119,134)	(80,983)
Change in net assets resulting from distributions to shareholders	(16,598)	(15,763)	(4,885)	(2,660)	(274,441)	(151,549)
Change in net assets resulting from capital transactions	6,863	618	12,369	14,754	139,240	32,609
Change in net assets	(42,368)	6,472	(3,732)	18,643	(621,776)	198,175
Net Assets:
Beginning of period	159,255	152,783	70,871	52,228	2,660,205	2,462,030
End of period	$116,887	$159,255	$67,139	$70,871	$2,038,429	$2,660,205

(a)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 11 in the Notes to Financial Statements).

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)		(unaudited)		(unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$4,371	$17,473	$2,558	$1,896	$21,320	$52,055
Distributions reinvested	6,337	5,743	341	112	15,897	9,666
Cost of shares redeemed	(8,482)	(43,675)	(635)	(813)	(52,231)	(72,742)
Total Class A Shares	$2,226	$(20,459)	$2,264	$1,195	$(15,014)	$(11,021)
Class C Shares
Proceeds from shares issued	$1,573	$2,112	$—	$—	$841	$2,005
Distributions reinvested	1,211	2,098	—	—	1,688	1,746
Cost of shares redeemed	(2,200)	(9,877)	—	—	(3,177)	(15,045)
Total Class C Shares	$584	$(5,667)	$—	$—	$(648)	$(11,294)
Class R Shares
Proceeds from shares issued	$482	$2,398	$—	$—	$2,077	$4,730
Distributions reinvested	319	232	—	—	1,050	639
Cost of shares redeemed	(258)	(1,531)	—	—	(3,870)	(6,631)
Total Class R Shares	$543	$1,099	$—	$—	$(743)	$(1,262)
Class R6 Shares
Proceeds from shares issued	$—	$—	$51,514	$5,915	$455,011	$197,268
Distributions reinvested	—	—	3,354	157	131,665	53,470
Cost of shares redeemed	—	—	(3,968)	(924)	(157,547)	(242,407)
Total Class R6 Shares	$—	$—	$50,900	$5,148	$429,129	$8,331
Class Y Shares
Proceeds from shares issued	$14,741	$45,135	$6,492	$22,833	$280,024	$333,196
Distributions reinvested	6,287	5,745	1,151	2,370	107,455	72,545
Cost of shares redeemed	(17,518)	(25,235)	(48,438)	(16,792)	(660,963)	(357,886)
Total Class Y Shares	$3,510	$25,645	$(40,795)	$8,411	$(273,484)	$47,855
Change in net assets resulting from capital transactions	$6,863	$618	$12,369	$14,754	$139,240	$32,609

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Discovery Fund		Victory Integrity Mid-Cap Value Fund		Victory Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)		(unaudited)		(unaudited)
Share Transactions:
Class A Shares
Issued	114	425	146	99	609	1,323
Reinvested	220	141	22	6	564	243
Redeemed	(222)	(1,057)	(36)	(43)	(1,373)	(1,843)
Total Class A Shares	112	(491)	132	62	(200)	(277)
Class C Shares
Issued	64	67	—	—	26	57
Reinvested	61	69	—	—	69	50
Redeemed	(82)	(324)	—	—	(99)	(434)
Total Class C Shares	43	(188)	—	—	(4)	(327)
Class R Shares
Issued	13	59	—	—	60	123
Reinvested	12	6	—	—	38	16
Redeemed	(7)	(38)	—	—	(104)	(171)
Total Class R Shares	18	27	—	—	(6)	(32)
Class R6 Shares
Issued	—	—	2,602	314	10,857	4,837
Reinvested	—	—	216	8	4,473	1,298
Redeemed	—	—	(213)	(48)	(4,335)	(5,939)
Total Class R6 Shares	—	—	2,605	274	10,995	196
Class Y Shares
Issued	360	995	354	1,194	7,742	8,229
Reinvested	198	130	74	122	3,678	1,773
Redeemed	(431)	(566)	(2,428)	(879)	(16,346)	(8,837)
Total Class Y Shares	127	559	(2,000)	437	(4,926)	1,165
Change in Shares	300	(93)	737	773	5,859	725

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Integrity Small/ Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)		(unaudited)		(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,021	$514	$584	$(635)	$1,671	$3,207
Net realized gains (losses) from investment transactions	(872)	4,656	5,214	59,812	7,741	25,822
Net change in unrealized appreciation (depreciation) on investments	(21,989)	2,457	(51,908)	(3,577)	(25,025)	1,098
Change in net assets resulting from operations	(21,840)	7,627	(46,110)	55,600	(15,613)	30,127
Distributions to Shareholders: (a)
Class A Shares	(133)	(37)	(51,484)	(18,795)	(16,995)	(29,469)
Class C Shares	—	—	(2,164)	(3,551)	—	—
Class R Shares	—	—	(42)	(29)	(1,445)	(2,452)
Class R6 Shares	(3,646)	(34)	—	—	—	—
Class Y Shares	(1,460)	(1,140)	(4,322)	(1,654)	(2,988)	(3,540)
Change in net assets resulting from distributions to shareholders	(5,239)	(1,211)	(58,012)	(24,029)	(21,428)	(35,461)
Change in net assets resulting from capital transactions	22,655	57,694	28,464	(28,516)	13,831	(1,177)
Change in net assets	(4,424)	64,110	(75,658)	3,055	(23,210)	(6,511)
Net Assets:
Beginning of period	119,941	55,831	426,571	423,516	229,514	236,025
End of period	$115,517	$119,941	$350,913	$426,571	$206,304	$229,514

(a)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 11 in the Notes to Financial Statements).

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Small/ Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)		(unaudited)		(unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,136	$906	$12,469	$43,309	$10,280	$18,458
Distributions reinvested	133	37	43,987	15,715	15,069	25,965
Cost of shares redeemed	(542)	(490)	(25,626)	(51,996)	(26,310)	(39,831)
Total Class A Shares	$727	$453	$30,830	$7,028	$(961)	$4,592
Class C Shares
Proceeds from shares issued	$—	$—	$625	$1,732	$—	$—
Distributions reinvested	—	—	1,880	3,424	—	—
Cost of shares redeemed	—	—	(6,683)	(47,984)	—	—
Total Class C Shares	$—	$—	$(4,178)	$(42,828)	$—	$—
Class R Shares
Proceeds from shares issued	$—	$—	$120	$303	$1,645	$5,345
Distributions reinvested	—	—	41	25	1,445	2,452
Cost of shares redeemed	—	—	(268)	(451)	(3,242)	(5,853)
Total Class R Shares	$—	$—	$(107)	$(123)	$(152)	$1,944
Class R6 Shares
Proceeds from shares issued	$78,264	$24,935	$—	$—	$—	$—
Distributions reinvested	3,640	34	—	—	—	—
Cost of shares redeemed	(5,194)	(2)	—	—	—	—
Total Class R6 Shares	$76,710	$24,967	$—	$—	$—	$—
Class Y Shares
Proceeds from shares issued	$14,710	$43,136	$3,347	$11,927	$14,679	$3,156
Distributions reinvested	1,442	1,135	2,912	1,148	2,800	2,838
Cost of shares redeemed	(70,934)	(11,997)	(4,340)	(5,668)	(2,535)	(13,707)
Total Class Y Shares	$(54,782)	$32,274	$1,919	$7,407	$14,944	$(7,713)
Change in net assets resulting from capital transactions	$22,655	$57,694	$28,464	$(28,516)	$13,831	$(1,177)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Integrity Small/ Mid-Cap Value Fund		Victory Munder Multi-Cap Fund		Victory S&P 500 Index Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)		(unaudited)		(unaudited)
Share Transactions:
Class A Shares
Issued	69	52	320	952	489	835
Reinvested	9	2	1,330	336	826	1,218
Redeemed	(35)	(29)	(601)	(1,141)	(1,217)	(1,772)
Total Class A Shares	43	25	1,049	147	98	281
Class C Shares
Issued	—	—	22	45	—	—
Reinvested	—	—	73	89	—	—
Redeemed	—	—	(186)	(1,292)	—	—
Total Class C Shares	—	—	(91)	(1,158)	—	—
Class R Shares
Issued	—	—	3	7	77	240
Reinvested	—	—	1	1	80	115
Redeemed	—	—	(6)	(11)	(146)	(260)
Total Class R Shares	—	—	(2)	(3)	11	95
Class R6 Shares
Issued	4,271	1,385	—	—	—	—
Reinvested	251	2	—	—	—	—
Redeemed	(308)	— (a)	—	—	—	—
Total Class R6 Shares	4,214	1,387	—	—	—	—
Class Y Shares
Issued	826	2,444	71	246	670	139
Reinvested	100	62	81	23	153	132
Redeemed	(3,842)	(679)	(95)	(115)	(116)	(613)
Total Class Y Shares	(2,916)	1,827	57	154	707	(342)
Change in Shares	1,341	3,239	1,013	(860)	816	34

(a)  Rounds to less than 1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund		Victory Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)		(unaudited)		(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(1,768)	$(2,442)	$(32)	$(42)	$83	$84
Net realized gains (losses) from investment transactions	379,912	521,973	287	763	(776)	805
Net change in unrealized appreciation (depreciation) on investments	(751,069)	(55,756)	(1,530)	826	(599)	(534)
Change in net assets resulting from operations	(372,925)	463,775	(1,275)	1,547	(1,292)	355
Distributions to Shareholders: (a)
Class A Shares	(117,402)	(104,767)	(19)	(1)	(88)	(21)
Class C Shares	(14,701)	(29,546)	—	—	—	—
Class I Shares	—	—	(836)	(40)	—	—
Class R Shares	(6,699)	(5,532)	—	—	—	—
Class R6 Shares	(230,461)	(124,281)	—	—	—	—
Class Y Shares	(376,677)	(397,335)	(7)	—	(593)	(151)
Change in net assets resulting from distributions to shareholders	(745,940)	(661,461)	(862)	(41)	(681)	(172)
Change in net assets resulting from capital transactions	(319,258)	(168,499)	1,676	68	1,146	3,257
Change in net assets	(1,438,123)	(366,185)	(461)	1,574	(827)	3,440
Net Assets:
Beginning of period	3,579,948	3,946,133	7,762	6,188	9,024	5,584
End of period	$2,141,825	$3,579,948	$7,301	$7,762	$8,197	$9,024

(a)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 11 in the Notes to Financial Statements).

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund		Victory Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)		(unaudited)		(unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$33,910	$146,726	$11	$67	$215	$752
Distributions reinvested	101,918	91,860	19	1	88	20
Cost of shares redeemed	(221,675)	(288,148)	(17)	(4)	(234)	(213)
Total Class A Shares	$(85,847)	$(49,562)	$13	$64	$69	$559
Class C Shares
Proceeds from shares issued	$3,142	$3,998	$—	$—	$—	$—
Distributions reinvested	13,039	27,760	—	—	—	—
Cost of shares redeemed	(16,498)	(113,829)	—	—	—	—
Total Class C Shares	$(317)	$(82,071)	$—	$—	$—	$—
Class I Shares
Proceeds from shares issued	$—	$—	$695	$—	$—	$—
Distributions reinvested	—	—	836	40	—	—
Cost of shares redeemed	—	—	—	(36)	—	—
Total Class I Shares	$—	$—	$1,531	$4	$—	$—
Class R Shares
Proceeds from shares issued	$1,996	$5,157	$—	$—	$—	$—
Distributions reinvested	6,473	5,241	—	—	—	—
Cost of shares redeemed	(6,942)	(15,368)	—	—	—	—
Total Class R Shares	$1,527	$(4,970)	$—	$—	$—	$—
Class R6 Shares
Proceeds from shares issued	$448,425	$145,169	$—	$—	$—	$—
Distributions reinvested	228,789	121,716	—	—	—	—
Cost of shares redeemed	(292,470)	(310,142)	—	—	—	—
Total Class R6 Shares	$384,744	$(43,257)	$—	$—	$—	$—
Class Y Shares
Proceeds from shares issued	$128,809	$364,880	$1,195	$—	$882	$3,959
Distributions reinvested	350,758	371,740	7	—	592	151
Cost of shares redeemed	(1,098,932)	(725,259)	(1,070)	—	(397)	(1,412)
Total Class Y Shares	$(619,365)	$11,361	$132	$—	$1,077	$2,698
Change in net assets resulting from capital transactions	$(319,258)	$(168,499)	$1,676	$68	$1,146	$3,257

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Munder Mid-Cap Core Growth Fund		Victory Munder Small Cap Growth Fund			Victory Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018		Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)		(unaudited)			(unaudited)
Share Transactions:
Class A Shares
Issued	1,318	4,136	1	6		17	50
Reinvested	5,322	2,679	2	—	(a)	8	1
Redeemed	(7,002)	(7,821)	(2)	—	(a)	(19)	(15)
Total Class A Shares	(362)	(1,006)	1	6		6	36
Class C Shares
Issued	162	136	—	—		—	—
Reinvested	969	996	—	—		—	—
Redeemed	(680)	(3,969)	—	—		—	—
Total Class C Shares	451	(2,837)	—	—		—	—
Class I Shares
Issued	—	—	48	—		—	—
Reinvested	—	—	78	3		—	—
Redeemed	—	—	—	(3)		—	—
Total Class I Shares	—	—	126	—	(a)	—	—
Class R Shares
Issued	73	146	—	—		—	—
Reinvested	365	160	—	—		—	—
Redeemed	(230)	(437)	—	—		—	—
Total Class R Shares	208	(131)	—	—		—	—
Class R6 Shares
Issued	11,774	3,650	—	—		—	—
Reinvested	10,587	3,291	—	—		—	—
Redeemed	(8,103)	(7,846)	—	—		—	—
Total Class R6 Shares	14,258	(905)	—	—		—	—
Class Y Shares
Issued	4,110	9,393	85	—		73	268
Reinvested	16,623	10,196	1	—	(a)	54	11
Redeemed	(31,190)	(18,688)	(85)	—		(34)	(103)
Total Class Y Shares	(10,457)	901	1	—	(a)	93	176
Change in Shares	4,098	(3,978)	128	6		99	212

(a)  Rounds to less than 1.
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Trivalent International Fund-Core Equity		Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)		(unaudited)		(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$191	$469	$3,988	$16,077	$1,116	$2,353
Net realized gains (losses) from investment transactions	(278)	779	(30,927)	48,310	(1,239)	(420)
Net change in unrealized appreciation (depreciation) on investments	(3,424)	462	(341,758)	98,548	870	(2,229)
Change in net assets resulting from operations	(3,511)	1,710	(368,697)	162,935	747	(296)
Distributions to Shareholders: (a)
Class A Shares	(200)	(445)	(3,262)	(2,234)	(199)	(405)
Class C Shares	(16)	(47)	(105)	(54)	(12)	(40)
Class I Shares	(85)	(27)	(25,515)	(12,350)	—	—
Class R6 Shares	(215)	(141)	(1,115)	(623)	(458)	(394)
Class Y Shares	(463)	(1,057)	(20,518)	(9,866)	(851)	(2,346)
Change in net assets resulting from distributions to shareholders	(979)	(1,717)	(50,515)	(25,127)	(1,520)	(3,185)
Change in net assets resulting from capital transactions	134	4,815	92,778	536,657	(9,328)	(4,486)
Change in net assets	(4,356)	4,808	(326,434)	674,465	(10,101)	(7,967)
Net Assets:
Beginning of period	27,331	22,523	1,792,217	1,117,752	91,636	99,603
End of period	$22,975	$27,331	$1,465,783	$1,792,217	$81,535	$91,636

(a)  Current and prior year distributions to shareholders have been reclassified and conform to amended GAAP presentation under Regulation S-X (See Item 11 in the Notes to Financial Statements).

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Trivalent International Fund-Core Equity		Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)		(unaudited)		(unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$561	$4,118	$34,214	$96,006	$923	$1,834
Distributions reinvested	171	385	3,045	2,090	161	329
Cost of shares redeemed	(3,501)	(1,454)	(25,571)	(82,043)	(1,786)	(3,686)
Total Class A Shares	$(2,769)	$3,049	$11,688	$16,053	$(702)	$(1,523)
Class C Shares
Proceeds from shares issued	$195	$161	$509	$2,219	$59	$255
Distributions reinvested	14	40	93	48	11	38
Cost of shares redeemed	(82)	(550)	(947)	(1,802)	(137)	(1,330)
Total Class C Shares	$127	$(349)	$(345)	$465	$(67)	$(1,037)
Class I Shares
Proceeds from shares issued	$4	$2,276	$151,447	$335,704	$—	$—
Distributions reinvested	84	27	12,640	5,067	—	—
Cost of shares redeemed	(291)	(21)	(102,856)	(77,903)	—	—
Total Class I Shares	$(203)	$2,282	$61,231	$262,868	$—	$—
Class R6 Shares
Proceeds from shares issued	$208	$5,013	$9,226	$13,576	$405	$19,851
Distributions reinvested	215	141	1,115	620	458	394
Cost of shares redeemed	(407)	(646)	(7,177)	(8,370)	(1,219)	(1,082)
Total Class R6 Shares	$16	$4,508	$3,164	$5,826	$(356)	$19,163
Class Y Shares
Proceeds from shares issued	$3,279	$947	$167,278	$362,273	$121	$6,981
Distributions reinvested	435	990	17,845	7,971	701	2,034
Cost of shares redeemed	(751)	(6,612)	(168,083)	(118,799)	(9,025)	(30,104)
Total Class Y Shares	$2,963	$(4,675)	$17,040	$251,445	$(8,203)	$(21,089)
Change in net assets resulting from capital transactions	$134	$4,815	$92,778	$536,657	$(9,328)	$(4,486)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Trivalent International Fund-Core Equity		Victory Trivalent International Small-Cap Fund		Victory INCORE Total Return Bond Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)		(unaudited)		(unaudited)
Share Transactions:
Class A Shares
Issued	83	539	2,529	6,899	101	196
Reinvested	28	51	270	145	18	35
Redeemed	(487)	(190)	(1,884)	(5,715)	(197)	(392)
Total Class A Shares	(376)	400	915	1,329	(78)	(161)
Class C Shares
Issued	30	21	39	155	6	27
Reinvested	3	5	8	3	1	4
Redeemed	(12)	(72)	(76)	(128)	(14)	(142)
Total Class C Shares	21	(46)	(29)	30	(7)	(111)
Class I Shares
Issued	1	300	11,517	22,819	—	—
Reinvested	14	4	1,114	348	—	—
Redeemed	(40)	(3)	(8,195)	(5,383)	—	—
Total Class I Shares	(25)	301	4,436	17,784	—	—
Class R6 Shares
Issued	30	658	674	927	44	2,125
Reinvested	35	19	98	42	50	42
Redeemed	(56)	(84)	(524)	(579)	(134)	(113)
Total Class R6 Shares	9	593	248	390	(40)	2,054
Class Y Shares
Issued	452	125	12,676	24,880	13	730
Reinvested	71	131	1,580	549	77	216
Redeemed	(116)	(876)	(13,328)	(8,186)	(992)	(3,227)
Total Class Y Shares	407	(620)	928	17,243	(902)	(2,281)
Change in Shares	36	628	6,498	36,776	(1,027)	(499)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Integrity Discovery Fund
	Class A Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$42.75	$41.01	$32.71	$38.13		$37.51	$35.12
Investment Activities:
Net investment income (loss) (a)	(0.01)	(0.16)	(0.19)	(0.09)		(0.24)	(0.38)
Net realized and unrealized gains (losses) on investments	(9.02)	6.40	10.10	(2.73)		4.22	8.01
Total from Investment Activities	(9.03)	6.24	9.91	(2.82)		3.98	7.63
Distributions to Shareholders:
Net realized gains from investments	(4.75)	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)
Total Distributions to Shareholders	(4.75)	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.05		—	—
Net Asset Value, End of Period	$28.97	$42.75	$41.01	$32.71		$38.13	$37.51
Total Return (excludes sales charge) (b)	(21.06)%	15.76%	30.36%	(7.34	)%(c)	11.32%	21.75%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$49,216	$67,840	$85,228	$48,759		$60,621	$82,905
Ratio of net expenses to average net assets (d)	1.54%	1.54%	1.55%	1.60%		1.70%	1.83%
Ratio of net investment income (loss) to average net assets (d)	(0.05)%	(0.39)%	(0.50)%	(0.27)%		(0.66)%	(1.00)%
Portfolio turnover (b) (e)	16%	45%	110%	42%		38%	62%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Integrity Discovery Fund
	Class C Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$31.69	$31.69	$25.76	$30.85		$31.20	$30.16
Investment Activities:
Net investment income (loss) (a)	(0.13)	(0.34)	(0.38)	(0.28)		(0.43)	(0.55)
Net realized and unrealized gains (losses) on investments	(6.67)	4.84	7.92	(2.21)		3.44	6.83
Total from Investment Activities	(6.80)	4.50	7.54	(2.49)		3.01	6.28
Distributions to Shareholders:
Net realized gains from investments	(4.75)	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)
Total Distributions to Shareholders	(4.75)	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.05		—	—
Net Asset Value, End of Period	$20.14	$31.69	$31.69	$25.76		$30.85	$31.20
Total Return (excludes contingent deferred sales charge) (b)	(21.41)%	14.88%	29.33%	(8.04	)%(c)	10.41%	20.86%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,130	$9,871	$15,796	$14,096		$16,989	$17,532
Ratio of net expenses to average net assets (d)	2.37%	2.32%	2.36%	2.38%		2.50%	2.58%
Ratio of net investment income (loss) to average net assets (d)	(0.87)%	(1.10)%	(1.28)%	(1.05)%		(1.45)%	(1.75)%
Portfolio turnover (b) (e)	16%	45%	110%	42%		38%	62%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Integrity Discovery Fund
	Class R Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$40.76	$39.49	$31.71	$37.21		$36.81	$34.63
Investment Activities:
Net investment income (loss) (a)	(0.11)	(0.28)	(0.37)	(0.24)		(0.36)	(0.46)
Net realized and unrealized gains (losses) on investments	(8.59)	6.05	9.76	(2.66)		4.12	7.88
Total from Investment Activities	(8.70)	5.77	9.39	(2.90)		3.76	7.42
Distributions to Shareholders:
Net realized gains from investments	(4.75)	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)
Total Distributions to Shareholders	(4.75)	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.05		—	—
Net Asset Value, End of Period	$27.31	$40.76	$39.49	$31.71		$37.21	$36.81
Total Return (b)	(21.28)%	15.15%	29.67%	(7.76	)%(c)	10.88%	21.46%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,823	$3,465	$2,291	$1,696		$1,232	$921
Ratio of net expenses to average net assets (d)	2.08%	2.08%	2.08%	2.08%		2.08%	2.08%
Ratio of net investment income (loss) to average net assets (d)	(0.58)%	(0.70)%	(0.99)%	(0.75)%		(1.00)%	(1.24)%
Ratio of gross expenses to average net assets (d) (e)	2.33%	2.27%	2.56%	2.39%		2.75%	2.08%
Portfolio turnover (b) (f)	16%	45%	110%	42%		38%	62%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Integrity Discovery Fund
	Class Y Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$46.47	$44.11	$35.02	$40.52		$39.55	$36.72
Investment Activities:
Net investment income (loss) (a)	0.04	(0.05)	(0.13)	(0.01)		(0.15)	(0.29)
Net realized and unrealized gains (losses) on investments	(9.82)	6.91	10.83	(2.89)		4.48	8.36
Total from Investment Activities	(9.78)	6.86	10.70	(2.90)		4.33	8.07
Distributions to Shareholders:
Net investment income	—	— (b)	—	—		—	—
Net realized gains from investments	(4.75)	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)
Total Distributions to Shareholders	(4.75)	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.05		—	—
Net Asset Value, End of Period	$31.94	$46.47	$44.11	$35.02		$40.52	$39.55
Total Return (c)	(20.99)%	16.08%	30.62%	(7.10	)%(d)	11.60%	22.08%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$57,718	$78,079	$49,468	$27,622		$36,217	$22,279
Ratio of net expenses to average net assets (e)	1.30%	1.28%	1.38%	1.35%		1.45%	1.58%
Ratio of net investment income (loss) to average net assets (e)	0.20%	(0.12)%	(0.30)%	(0.03)%		(0.39)%	(0.75)%
Portfolio turnover (c) (f)	16%	45%	110%	42%		38%	62%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Integrity Mid-Cap Value Fund
	Class A Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$19.17	$17.91	$15.43	$15.54	$15.83	$12.59
Investment Activities:
Net investment income (loss) (a)	0.15	0.19	0.03	0.07	(0.02)	(0.04)
Net realized and unrealized gains (losses) on investments	(3.00)	1.84	2.45	(0.01)	0.16	3.56
Total from Investment Activities	(2.85)	2.03	2.48	0.06	0.14	3.52
Distributions to Shareholders:
Net investment income	(0.19)	(0.15)	—	(0.04)	—	—
Net realized gains from investments	(0.99)	(0.62)	—	(0.13)	(0.43)	(0.28)
Total Distributions to Shareholders	(1.18)	(0.77)	—	(0.17)	(0.43)	(0.28)
Net Asset Value, End of Period	$15.14	$19.17	$17.91	$15.43	$15.54	$15.83
Total Return (excludes sales charge) (b)	(14.92)%	11.32%	16.07%	0.41%	0.84%	28.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,364	$4,255	$2,864	$11,086	$10,396	$4,283
Ratio of net expenses to average net assets (c)	1.00%	1.09%	1.35%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (c)	1.56%	1.01%	0.19%	0.44%	(0.14)%	(0.27)%
Ratio of gross expenses to average net assets (c) (d)	1.52%	1.67%	1.94%	1.63%	2.10%	4.75%
Portfolio turnover (b) (e)	37%	73%	68%	71%	58%	51%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Integrity Mid-Cap Value Fund
	Class R6 Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$19.30	$18.02	$15.53	$14.38
Investment Activities:
Net investment income (loss) (b)	0.18	0.22	0.12	0.06
Net realized and unrealized gains (losses) on investments	(3.01)	1.87	2.43	1.30
Total from Investment Activities	(2.83)	2.09	2.55	1.36
Distributions to Shareholders:
Net investment income	(0.23)	(0.19)	(0.06)	(0.08)
Net realized gains from investments	(0.99)	(0.62)	—	(0.13)
Total Distributions to Shareholders	(1.22)	(0.81)	(0.06)	(0.21)
Net Asset Value, End of Period	$15.25	$19.30	$18.02	$15.53
Total Return (c)	(14.76)%	11.68%	16.42%	9.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$45,075	$6,750	$1,375	$726
Ratio of net expenses to average net assets (d)	0.60%	0.77%	0.89%	1.04%
Ratio of net investment income (loss) to average net assets (d)	1.90%	1.14%	0.71%	0.75%
Ratio of gross expenses to average net assets (d) (e)	0.88%	1.17%	3.01%	3.10%
Portfolio turnover (c) (f)	37%	73%	68%	71%

(a)  Class R6 Shares of the Fund commenced operations on December 15, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Integrity Mid-Cap Value Fund
	Class Y Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$19.34	$18.06	$15.58	$15.65	$15.89	$12.61
Investment Activities:
Net investment income (loss) (a)	0.18	0.24	0.13	0.13	0.01	(0.01)
Net realized and unrealized gains (losses) on investments	(3.03)	1.85	2.43	(0.02)	0.18	3.57
Total from Investment Activities	(2.85)	2.09	2.56	0.11	0.19	3.56
Distributions to Shareholders:
Net investment income	(0.24)	(0.19)	(0.08)	(0.05)	—	—
Net realized gains from investments	(0.99)	(0.62)	—	(0.13)	(0.43)	(0.28)
Total Distributions to Shareholders	(1.23)	(0.81)	(0.08)	(0.18)	(0.43)	(0.28)
Net Asset Value, End of Period	$15.26	$19.34	$18.06	$15.58	$15.65	$15.89
Total Return (b)	(14.83)%	11.58%	16.43%	0.73%	1.15%	28.48%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,700	$59,866	$47,989	$8,442	$4,507	$3,133
Ratio of net expenses to average net assets (c)	0.75%	0.84%	0.89%	1.15%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (c)	1.89%	1.25%	0.74%	0.85%	0.08%	(0.09)%
Ratio of gross expenses to average net assets (c) (d)	1.20%	1.13%	1.18%	1.15%	1.75%	4.80%
Portfolio turnover (b) (e)	37%	73%	68%	71%	58%	51%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Integrity Small-Cap Value Fund
	Class A Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$40.06	$37.70	$30.72	$33.48	$32.77	$25.95
Investment Activities:
Net investment income (loss) (a)	0.14	(0.04)	(0.08)	0.01	(0.03)	(0.13)
Net realized and unrealized gains (losses) on investments	(7.95)	4.76	7.06	(2.31)	0.74	6.97
Total from Investment Activities	(7.81)	4.72	6.98	(2.30)	0.71	6.84
Distributions to Shareholders:
Net investment income	—	—	—	—	—	(0.02)
Net realized gains from investments	(4.19)	(2.36)	—	(0.46)	—	—
Total Distributions to Shareholders	(4.19)	(2.36)	—	(0.46)	—	(0.02)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	— (b)	—	—
Net Asset Value, End of Period	$28.06	$40.06	$37.70	$30.72	$33.48	$32.77
Total Return (excludes sales charge) (c)	(19.55)%	12.55%	22.72%	(6.87)%	2.17%	26.36%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$149,722	$221,775	$219,113	$216,492	$246,351	$168,289
Ratio of net expenses to average net assets (d)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (d)	0.74%	(0.10)%	(0.22)%	0.04%	(0.08)%	(0.44)%
Ratio of gross expenses to average net assets (d) (e)	1.58%	1.54%	1.52%	1.57%	1.53%	1.52%
Portfolio turnover (c) (f)	39%	70%	58%	47%	38%	92%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Integrity Small-Cap Value Fund
	Class C Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$35.40	$33.76	$27.69	$30.45	$30.03	$23.94
Investment Activities:
Net investment income (loss) (a)	0.01	(0.24)	(0.28)	(0.19)	(0.25)	(0.33)
Net realized and unrealized gains (losses) on investments	(7.01)	4.24	6.35	(2.11)	0.67	6.42
Total from Investment Activities	(7.00)	4.00	6.07	(2.30)	0.42	6.09
Distributions to Shareholders:
Net realized gains from investments	(4.19)	(2.36)	—	(0.46)	—	—
Total Distributions to Shareholders	(4.19)	(2.36)	—	(0.46)	—	—
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	— (b)	—	—
Net Asset Value, End of Period	$24.21	$35.40	$33.76	$27.69	$30.45	$30.03
Total Return (excludes contingent deferred sales charge) (c)	(19.84)%	11.86%	21.92%	(7.56)%	1.40%	25.44%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,345	$16,746	$27,015	$27,987	$28,090	$25,035
Ratio of net expenses to average net assets (d)	2.18%	2.13%	2.16%	2.22%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets (d)	0.04%	(0.70)%	(0.89)%	(0.68)%	(0.85)%	(1.20)%
Ratio of gross expenses to average net assets (d) (e)	2.18%	2.13%	2.16%	2.22%	2.25%	2.28%
Portfolio turnover (c) (f)	39%	70%	58%	47%	38%	92%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Integrity Small-Cap Value Fund
	Class R Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$39.02	$36.86	$30.11	$33.00	$32.29	$25.61
Investment Activities:
Net investment income (loss) (a)	0.09	(0.13)	(0.16)	(0.06)	(0.12)	(0.21)
Net realized and unrealized gains (losses) on investments	(7.74)	4.65	6.91	(2.37)	0.83	6.89
Total from Investment Activities	(7.65)	4.52	6.75	(2.43)	0.71	6.68
Distributions to Shareholders:
Net realized gains from investments	(4.19)	(2.36)	—	(0.46)	—	—
Total Distributions to Shareholders	(4.19)	(2.36)	—	(0.46)	—	—
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	— (b)	—	—
Net Asset Value, End of Period	$27.18	$39.02	$36.86	$30.11	$33.00	$32.29
Total Return (c)	(19.66)%	12.29%	22.42%	(7.36)%	2.20%	26.08%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,259	$14,952	$15,317	$15,042	$11,850	$5,350
Ratio of net expenses to average net assets (d)	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (d)	0.48%	(0.35)%	(0.46)%	(0.19)%	(0.37)%	(0.70)%
Ratio of gross expenses to average net assets (d) (e)	2.01%	1.89%	2.06%	1.96%	2.02%	1.75%
Portfolio turnover (c) (f)	39%	70%	58%	47%	38%	92%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Integrity Small-Cap Value Fund
	Class R6 Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$41.51	$38.86	$31.60	$34.31	$33.43	$26.41
Investment Activities:
Net investment income (loss) (a)	0.25	0.18	0.12	0.18	0.13	(0.01)
Net realized and unrealized gains (losses) on investments	(8.25)	4.92	7.28	(2.38)	0.75	7.11
Total from Investment Activities	(8.00)	5.10	7.40	(2.20)	0.88	7.10
Distributions to Shareholders:
Net investment income	(0.19)	(0.09)	(0.14)	(0.05)	—	(0.08)
Net realized gains from investments	(4.19)	(2.36)	—	(0.46)	—	—
Total Distributions to Shareholders	(4.38)	(2.45)	(0.14)	(0.51)	—	(0.08)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	— (b)	—	—
Net Asset Value, End of Period	$29.13	$41.51	$38.86	$31.60	$34.31	$33.43
Total Return (c)	(19.33)%	13.17%	23.40%	(6.41)%	2.63%	26.89%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$979,067	$938,831	$871,150	$608,927	$423,831	$286,897
Ratio of net expenses to average net assets (d)	0.95%	0.95%	0.96%	1.00%	1.04%	1.07%
Ratio of net investment income (loss) to average net assets (d)	1.26%	0.45%	0.33%	0.57%	0.37%	(0.02)%
Ratio of gross expenses to average net assets (d) (e)	0.95%	0.95%	0.96%	1.00%	1.04%	1.07%
Portfolio turnover (c) (f)	39%	70%	58%	47%	38%	92%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Integrity Small-Cap Value Fund
	Class Y Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$41.25	$38.63	$31.45	$34.15	$33.33	$26.35
Investment Activities:
Net investment income (loss) (a)	0.22	0.11	0.05	0.13	0.07	(0.06)
Net realized and unrealized gains (losses) on investments	(8.20)	4.89	7.23	(2.37)	0.75	7.10
Total from Investment Activities	(7.98)	5.00	7.28	(2.24)	0.82	7.04
Distributions to Shareholders:
Net investment income	(0.11)	(0.02)	(0.10)	— (b)	—	(0.06)
Net realized gains from investments	(4.19)	(2.36)	—	(0.46)	—	—
Total Distributions to Shareholders	(4.30)	(2.38)	(0.10)	(0.46)	—	(0.06)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	— (b)	—	—
Net Asset Value, End of Period	$28.97	$41.25	$38.63	$31.45	$34.15	$33.33
Total Return (c)	(19.41)%	13.01%	23.14%	(6.54)%	2.46%	26.72%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$888,036	$1,467,901	$1,329,435	$981,741	$726,193	$537,362
Ratio of net expenses to average net assets (d)	1.13%	1.12%	1.15%	1.15%	1.20%	1.25%
Ratio of net investment income (loss) to average net assets (d)	1.12%	0.28%	0.13%	0.40%	0.22%	(0.19)%
Ratio of gross expenses to average net assets (d) (e)	1.13%	1.12%	1.15%	1.15%	1.20%	1.27%
Portfolio turnover (c) (f)	39%	70%	58%	47%	38%	92%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Integrity Small/Mid-Cap Value Fund
	Class A Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$17.75	$16.04	$13.26	$14.08	$15.15	$12.18
Investment Activities:
Net investment income (loss) (a)	0.12	0.07	0.02	0.02	(0.05)	(0.08)
Net realized and unrealized gains (losses) on investments	(2.99)	1.89	2.76	(0.81)	(0.14)	3.27
Total from Investment Activities	(2.87)	1.96	2.78	(0.79)	(0.19)	3.19
Distributions to Shareholders:
Net investment income	(0.12)	(0.05)	—	(0.03)	—	—
Net realized gains from investments	(0.52)	(0.20)	—	—	(0.88)	(0.22)
Total Distributions to Shareholders	(0.64)	(0.25)	—	(0.03)	(0.88)	(0.22)
Net Asset Value, End of Period	$14.24	$17.75	$16.04	$13.26	$14.08	$15.15
Total Return (excludes sales charge) (b)	(16.15)%	12.16%	20.97%	(5.59)%	(1.34)%	26.29%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,024	$2,996	$2,304	$716	$516	$511
Ratio of net expenses to average net assets (c)	1.13%	1.13%	1.21%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (c)	1.34%	0.42%	0.13%	0.13%	(0.35)%	(0.55)%
Ratio of gross expenses to average net assets (c) (d)	1.67%	1.74%	2.40%	2.15%	3.71%	3.60%
Portfolio turnover (b) (e)	35%	77%	65%	60%	57%	50%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Integrity Small/Mid-Cap Value Fund
	Class R6 Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$17.96	$16.20	$13.35	$14.17	$14.41
Investment Activities:
Net investment income (loss) (b)	0.12	0.05	0.03	0.05	0.02
Net realized and unrealized gains (losses) on investments	(3.00)	1.99	2.82	(0.81)	(0.26)
Total from Investment Activities	(2.88)	2.04	2.85	(0.76)	(0.24)
Distributions to Shareholders:
Net investment income	(0.16)	(0.08)	—	(0.06)	—
Net realized gains from investments	(0.52)	(0.20)	—	—	—
Total Distributions to Shareholders	(0.68)	(0.28)	—	(0.06)	—
Net Asset Value, End of Period	$14.40	$17.96	$16.20	$13.35	$14.17
Total Return (c)	(16.03)%	12.54%	21.35%	(5.33)%	(1.67)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$80,641	$24,926	$18	$3,381	$3,586
Ratio of net expenses to average net assets (d)	0.83%	0.83%	1.09%	1.21%	1.21%
Ratio of net investment income (loss) to average net assets (d)	1.42%	0.28%	0.20%	0.40%	0.48%
Ratio of gross expenses to average net assets (d) (e)	0.91%	1.26%	1.96%	1.58%	3.21%
Portfolio turnover (c) (f)	35%	77%	65%	60%	57%

(a)  Class R6 Shares of the Fund commenced operations on March 4, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Integrity Small/Mid-Cap Value Fund
	Class Y Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$17.92	$16.17	$13.35	$14.16	$15.20	$12.19
Investment Activities:
Net investment income (loss) (a)	0.17	0.12	0.06	0.05	(0.01)	(0.04)
Net realized and unrealized gains (losses) on investments	(3.05)	1.91	2.78	(0.81)	(0.15)	3.27
Total from Investment Activities	(2.88)	2.03	2.84	(0.76)	(0.16)	3.23
Distributions to Shareholders:
Net investment income	(0.16)	(0.08)	(0.02)	(0.05)	—	—
Net realized gains from investments	(0.52)	(0.20)	—	—	(0.88)	(0.22)
Total Distributions to Shareholders	(0.68)	(0.28)	(0.02)	(0.05)	(0.88)	(0.22)
Net Asset Value, End of Period	$14.36	$17.92	$16.17	$13.35	$14.16	$15.20
Total Return (b)	(16.06)%	12.51%	21.25%	(5.34)%	(1.14)%	26.60%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$31,852	$92,019	$53,509	$18,918	$18,821	$9,184
Ratio of net expenses to average net assets (c)	0.88%	0.88%	0.96%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (c)	1.90%	0.67%	0.38%	0.37%	(0.04)%	(0.30)%
Ratio of gross expenses to average net assets (c) (d)	1.10%	1.13%	1.21%	1.26%	1.70%	3.35%
Portfolio turnover (b) (e)	35%	77%	65%	60%	57%	50%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Munder Multi-Cap Fund
	Class A Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018		Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$44.99	$41.77		$35.58	$44.91		$40.23	$30.81
Investment Activities:
Net investment income (loss) (a)	0.07	(0.03)		0.02	0.01		(0.12)	(0.15)
Net realized and unrealized gains (losses) on investments	(5.26)	5.71		6.17	(1.58)		4.93	9.57
Total from Investment Activities	(5.19)	5.68		6.19	(1.57)		4.81	9.42
Distributions to Shareholders:
Net investment income	—	—	(b)	—	—		—	—
Net realized gains from investments	(6.42)	(2.46)		—	(7.80)		(0.13)	—
Total Distributions to Shareholders	(6.42)	(2.46)		—	(7.80)		(0.13)	—
Capital Contributions from Prior Custodian (See Note 8)	—	—		—	0.04		—	—
Net Asset Value, End of Period	$33.38	$44.99		$41.77	$35.58		$44.91	$40.23
Total Return (excludes sales charge) (c)	(11.39)%	13.37	%(d)	17.40%	(4.01	)%(e)	11.96%	30.57%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$312,726	$374,259		$341,279	$318,712		$378,192	$381,584
Ratio of net expenses to average net assets (f)	1.35%	1.36%		1.38%	1.46%		1.49%	1.63%
Ratio of net investment income (loss) to average net assets (f)	0.29%	(0.07)%		0.04%	0.03%		(0.28)%	(0.41)%
Portfolio turnover (c) (g)	44%	123%		109%	117%		118%	124%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  During the year ended June 30, 2018, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.22%.

(e)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 8).

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Munder Multi-Cap Fund
	Class C Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018		Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$36.81	$34.82		$29.90	$39.29		$35.50	$27.39
Investment Activities:
Net investment income (loss) (a)	(0.13)	(0.34)		(0.26)	(0.27)		(0.41)	(0.37)
Net realized and unrealized gains (losses) on investments	(4.28)	4.79		5.18	(1.36)		4.33	8.48
Total from Investment Activities	(4.41)	4.45		4.92	(1.63)		3.92	8.11
Distributions to Shareholders:
Net realized gains from investments	(6.42)	(2.46)		—	(7.80)		(0.13)	—
Total Distributions to Shareholders	(6.42)	(2.46)		—	(7.80)		(0.13)	—
Capital Contributions from Prior Custodian (See Note 8)	—	—		—	0.04		—	—
Net Asset Value, End of Period	$25.98	$36.81		$34.82	$29.90		$39.29	$35.50
Total Return (excludes contingent deferred sales charge) (b)	(11.81)%	12.48	%(c)	16.45%	(4.82	)%(d)	11.05%	29.61%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,600	$18,383		$57,690	$68,112		$81,474	$81,717
Ratio of net expenses to average net assets (e)	2.30%	2.16%		2.21%	2.28%		2.31%	2.38%
Ratio of net investment income (loss) to average net assets (e)	(0.71)%	(0.91)%		(0.80)%	(0.79)%		(1.10)%	(1.16)%
Portfolio turnover (b) (f)	44%	123%		109%	117%		118%	124%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  During the year ended June 30, 2018, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.22%.

(d)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 8).

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Munder Multi-Cap Fund
	Class R Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018		Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$42.61	$39.88		$34.13	$43.57		$39.18	$30.09
Investment Activities:
Net investment income (loss) (a)	(0.07)	(0.25)		(0.17)	(0.16)		(0.27)	(0.22)
Net realized and unrealized gains (losses) on investments	(4.95)	5.44		5.92	(1.52)		4.79	9.31
Total from Investment Activities	(5.02)	5.19		5.75	(1.68)		4.52	9.09
Distributions to Shareholders:
Net realized gains from investments	(6.42)	(2.46)		—	(7.80)		(0.13)	—
Total Distributions to Shareholders	(6.42)	(2.46)		—	(7.80)		(0.13)	—
Capital Contributions from Prior Custodian (See Note 8)	—	—		—	0.04		—	—
Net Asset Value, End of Period	$31.17	$42.61		$39.88	$34.13		$43.57	$39.18
Total Return (b)	(11.63)%	12.76	%(c)	16.85%	(4.43	)%(d)	11.51%	30.24%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$245	$426		$515	$1,276		$1,144	$800
Ratio of net expenses to average net assets (e)	1.88%	1.88%		1.88%	1.88%		1.88%	1.88%
Ratio of net investment income (loss) to average net assets (e)	(0.31)%	(0.58)%		(0.47)%	(0.41)%		(0.65)%	(0.64)%
Ratio of gross expenses to average net assets (e) (f)	4.62%	3.63%		3.01%	2.48%		2.19%	1.88%
Portfolio turnover (b) (g)	44%	123%		109%	117%		118%	124%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  During the year ended June 30, 2018, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.22%.

(d)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 8).

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Munder Multi-Cap Fund
	Class Y Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018		Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$48.41	$44.62		$37.86	$47.10		$42.05	$32.13
Investment Activities:
Net investment income (loss) (a)	0.16	0.14		0.17	0.20		0.02	(0.06)
Net realized and unrealized gains (losses) on investments	(5.67)	6.11		6.59	(1.68)		5.16	9.98
Total from Investment Activities	(5.51)	6.25		6.76	(1.48)		5.18	9.92
Distributions to Shareholders:
Net realized gains from investments	(6.42)	(2.46)		—	(7.80)		(0.13)	—
Total Distributions to Shareholders	(6.42)	(2.46)		—	(7.80)		(0.13)	—
Capital Contributions from Prior Custodian (See Note 8)	—	—		—	0.04		—	—
Net Asset Value, End of Period	$36.48	$48.41		$44.62	$37.86		$47.10	$42.05
Total Return (b)	(11.24)%	13.81	%(c)	17.86%	(3.61	)%(d)	12.32%	30.87%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$27,342	$33,503		$24,032	$20,477		$25,409	$23,806
Ratio of net expenses to average net assets (e)	0.99%	1.00%		1.01%	1.01%		1.16%	1.38%
Ratio of net investment income (loss) to average net assets (e)	0.64%	0.29%		0.42%	0.47%		0.04%	(0.15)%
Portfolio turnover (b) (g)	44%	123%		109%	117%		118%	124%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  During the year ended June 30, 2018, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.22%.

(d)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 8).

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory S&P 500 Index Fund
	Class A Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$21.52	$22.20	$20.54	$22.24		$22.75	$19.73
Investment Activities:
Net investment income (loss) (a)	0.16	0.31	0.31	0.34		0.31	0.27
Net realized and unrealized gains (losses) on investments	(1.68)	2.65	3.08	0.36		1.24	4.30
Total from Investment Activities	(1.52)	2.96	3.39	0.70		1.55	4.57
Distributions to Shareholders:
Net investment income	(0.18)	(0.31)	(0.34)	(0.35)		(0.32)	(0.28)
Net realized gains from investments	(1.86)	(3.33)	(1.39)	(2.07)		(1.74)	(1.27)
Total Distributions to Shareholders	(2.04)	(3.64)	(1.73)	(2.42)		(2.06)	(1.55)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.02		—	—
Net Asset Value, End of Period	$17.96	$21.52	$22.20	$20.54		$22.24	$22.75
Total Return (excludes sales charge) (b)	(7.10)%	13.73%	17.16%	3.49	%(c)	6.76%	23.73%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$162,458	$192,530	$192,390	$186,089		$205,737	$208,223
Ratio of net expenses to average net assets (d)	0.55%	0.55%	0.58%	0.58%		0.64%	0.73%
Ratio of net investment income (loss) to average net assets (d)	1.45%	1.38%	1.47%	1.66%		1.37%	1.28%
Ratio of gross expenses to average net assets (d)	0.55%	0.55%	0.58%	0.58%		0.64%	0.83%
Portfolio turnover (b) (e)	2%	2%	4%	4%		4%	3%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.09% for the year ended June 30, 2016 (See Note 8).

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory S&P 500 Index Fund
	Class R Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$21.47	$22.15	$20.51	$22.23		$22.73	$19.71
Investment Activities:
Net investment income (loss) (a)	0.11	0.21	0.22	0.25		0.22	0.20
Net realized and unrealized gains (losses) on investments	(1.67)	2.66	3.06	0.35		1.24	4.30
Total from Investment Activities	(1.56)	2.87	3.28	0.60		1.46	4.50
Distributions to Shareholders:
Net investment income	(0.14)	(0.22)	(0.25)	(0.27)		(0.22)	(0.21)
Net realized gains from investments	(1.86)	(3.33)	(1.39)	(2.07)		(1.74)	(1.27)
Total Distributions to Shareholders	(2.00)	(3.55)	(1.64)	(2.34)		(1.96)	(1.48)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.02		—	—
Net Asset Value, End of Period	$17.91	$21.47	$22.15	$20.51		$22.23	$22.73
Total Return (b)	(7.32)%	13.31%	16.59%	3.03	%(c)	6.35%	23.33%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$14,418	$17,052	$15,487	$13,221		$14,423	$14,399
Ratio of net expenses to average net assets (d)	0.96%	0.97%	1.03%	1.02%		1.03%	1.08%
Ratio of net investment income (loss) to average net assets (d)	1.03%	0.97%	1.02%	1.23%		0.96%	0.94%
Portfolio turnover (b) (e)	2%	2%	4%	4%		4%	3%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.09% for the year ended June 30, 2016 (See Note 8).

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory S&P 500 Index Fund
	Class Y Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$21.66	$22.31	$20.64	$22.33		$22.83	$19.80
Investment Activities:
Net investment income (loss) (a)	0.18	0.35	0.36	0.39		0.36	0.31
Net realized and unrealized gains (losses) on investments	(1.69)	2.67	3.08	0.36		1.24	4.30
Total from Investment Activities	(1.51)	3.02	3.44	0.75		1.60	4.61
Distributions to Shareholders:
Net investment income	(0.20)	(0.34)	(0.38)	(0.39)		(0.36)	(0.31)
Net realized gains from investments	(1.86)	(3.33)	(1.39)	(2.07)		(1.74)	(1.27)
Total Distributions to Shareholders	(2.06)	(3.67)	(1.77)	(2.46)		(2.10)	(1.58)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.02		—	—
Net Asset Value, End of Period	$18.09	$21.66	$22.31	$20.64		$22.33	$22.83
Total Return (b)	(7.01)%	13.96%	17.33%	3.74	%(c)	6.94%	23.88%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$29,428	$19,932	$28,148	$35,777		$40,122	$36,863
Ratio of net expenses to average net assets (d)	0.38%	0.39%	0.40%	0.38%		0.45%	0.58%
Ratio of net investment income (loss) to average net assets (d)	1.63%	1.57%	1.66%	1.86%		1.57%	1.44%
Portfolio turnover (b) (e)	2%	2%	4%	4%		4%	3%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.09% for the year ended June 30, 2016 (See Note 8).

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Munder Mid-Cap Core Growth Fund
	Class A Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$34.56	$37.21	$35.99	$43.31	$43.91	$36.60
Investment Activities:
Net investment income (loss) (a)	(0.06)	(0.11)	(0.08)	(0.08)	(0.12)	(0.17)
Net realized and unrealized gains (losses) on investments	(4.85)	4.55	5.79	(3.36)	4.35	8.27
Total from Investment Activities	(4.91)	4.44	5.71	(3.44)	4.23	8.10
Distributions to Shareholders:
Net investment income	—	—	—	—	— (b)	—
Net realized gains from investments	(10.40)	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)
Total Distributions to Shareholders	(10.40)	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	— (b)	—	—
Net Asset Value, End of Period	$19.25	$34.56	$37.21	$35.99	$43.31	$43.91
Total Return (excludes sales charge) (c)	(14.05)%	12.08%	17.18%	(7.94)%	10.03%	22.24%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$313,928	$575,926	$657,496	$970,418	$1,266,891	$1,457,999
Ratio of net expenses to average net assets (d)	1.31%	1.28%	1.31%	1.32%	1.32%	1.32%
Ratio of net investment income (loss) to average net assets (d)	(0.38)%	(0.29)%	(0.21)%	(0.21)%	(0.27)%	(0.41)%
Ratio of gross expenses to average net assets (d) (e)	1.31%	1.28%	1.31%	1.34%	1.33%	1.32%
Portfolio turnover (c) (f)	39%	50%	55%	40%	27%	37%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Munder Mid-Cap Core Growth Fund
	Class C Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$27.98	$31.54	$31.34	$38.51	$39.81	$33.49
Investment Activities:
Net investment income (loss) (a)	(0.14)	(0.29)	(0.27)	(0.29)	(0.38)	(0.43)
Net realized and unrealized gains (losses) on investments	(3.92)	3.82	4.96	(3.00)	3.91	7.54
Total from Investment Activities	(4.06)	3.53	4.69	(3.29)	3.53	7.11
Distributions to Shareholders:
Net investment income	—	—	—	—	— (b)	—
Net realized gains from investments	(10.40)	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)
Total Distributions to Shareholders	(10.40)	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	— (b)	—	—
Net Asset Value, End of Period	$13.52	$27.98	$31.54	$31.34	$38.51	$39.81
Total Return (excludes contingent deferred sales charge) (c)	(14.31)%	11.28%	16.43%	(8.58)%	9.26%	21.34%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$31,321	$52,210	$148,305	$200,199	$253,359	$247,748
Ratio of net expenses to average net assets (d)	2.02%	1.96%	1.97%	2.00%	2.02%	2.07%
Ratio of net investment income (loss) to average net assets (d)	(1.09)%	(0.94)%	(0.88)%	(0.89)%	(0.96)%	(1.16)%
Portfolio turnover (c) (e)	39%	50%	55%	40%	27%	37%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Munder Mid-Cap Core Growth Fund
	Class R Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$32.91	$35.82	$34.89	$42.22	$43.02	$35.96
Investment Activities:
Net investment income (loss) (a)	(0.10)	(0.20)	(0.16)	(0.17)	(0.22)	(0.26)
Net realized and unrealized gains (losses) on investments	(4.61)	4.38	5.58	(3.28)	4.25	8.11
Total from Investment Activities	(4.71)	4.18	5.42	(3.45)	4.03	7.85
Distributions to Shareholders:
Net realized gains from investments	(10.40)	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)
Total Distributions to Shareholders	(10.40)	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	— (b)	—	—
Net Asset Value, End of Period	$17.80	$32.91	$35.82	$34.89	$42.22	$43.02
Total Return (c)	(14.15)%	11.79%	16.87%	(8.19)%	9.76%	21.94%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$17,727	$25,939	$32,913	$39,928	$56,807	$63,454
Ratio of net expenses to average net assets (d)	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%
Ratio of net investment income (loss) to average net assets (d)	(0.62)%	(0.58)%	(0.47)%	(0.46)%	(0.51)%	(0.65)%
Ratio of gross expenses to average net assets (d) (e)	1.71%	1.65%	1.64%	1.62%	1.68%	1.57%
Portfolio turnover (c) (f)	39%	50%	55%	40%	27%	37%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Munder Mid-Cap Core Growth Fund
	Class R6 Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$37.36	$39.55	$37.82	$45.11	$45.38	$37.66
Investment Activities:
Net investment income (loss) (a)	0.02	0.06	0.10	0.10	0.08	0.03
Net realized and unrealized gains (losses) on investments	(5.25)	4.84	6.12	(3.51)	4.51	8.49
Total from Investment Activities	(5.23)	4.90	6.22	(3.41)	4.59	8.52
Distributions to Shareholders:
Net investment income	—	—	—	—	(0.03)	(0.01)
Net realized gains from investments	(10.40)	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)
Total Distributions to Shareholders	(10.40)	(7.09)	(4.49)	(3.88)	(4.86)	(0.80)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	— (b)	—	—
Net Asset Value, End of Period	$21.73	$37.36	$39.55	$37.82	$45.11	$45.38
Total Return (c)	(13.84)%	12.56%	17.73%	(7.54)%	10.51%	22.75%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$708,742	$685,568	$761,607	$752,971	$735,002	$478,718
Ratio of net expenses to average net assets (d)	0.85%	0.84%	0.85%	0.87%	0.89%	0.89%
Ratio of net investment income (loss) to average net assets (d)	0.13%	0.15%	0.26%	0.25%	0.18%	0.08%
Ratio of gross expenses to average net assets (d) (e)	0.85%	0.84%	0.85%	0.87%	0.90%	0.89%
Portfolio turnover (c) (f)	39%	50%	55%	40%	27%	37%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Munder Mid-Cap Core Growth Fund
	Class Y Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$36.79	$39.10	$37.51	$44.85	$45.22	$37.58
Investment Activities:
Net investment income (loss) (a)	(0.02)	(0.01)	0.02	0.02	(0.01)	(0.07)
Net realized and unrealized gains (losses) on investments	(5.15)	4.79	6.06	(3.48)	4.48	8.50
Total from Investment Activities	(5.17)	4.78	6.08	(3.46)	4.47	8.43
Distributions to Shareholders:
Net investment income	—	—	—	—	(0.01)	—
Net realized gains from investments	(10.40)	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)
Total Distributions to Shareholders	(10.40)	(7.09)	(4.49)	(3.88)	(4.84)	(0.79)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	— (b)	—	—
Net Asset Value, End of Period	$21.22	$36.79	$39.10	$37.51	$44.85	$45.22
Total Return (c)	(13.89)%	12.38%	17.49%	(7.71)%	10.29%	22.55%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,070,107	$2,240,305	$2,345,812	$2,965,306	$4,026,757	$4,021,165
Ratio of net expenses to average net assets (d)	1.05%	1.01%	1.04%	1.06%	1.07%	1.07%
Ratio of net investment income (loss) to average net assets (d)	(0.13)%	(0.02)%	0.06%	0.05%	(0.01)%	(0.16)%
Ratio of gross expenses to average net assets (d) (e)	1.05%	1.01%	1.05%	1.06%	1.08%	1.07%
Portfolio turnover (c) (f)	39%	50%	55%	40%	27%	37%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Munder Small Cap Growth Fund
	Class A Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.81	$11.14	$8.59	$10.47	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.06)	(0.10)	(0.05)	(0.07)	(0.01)
Net realized and unrealized gains (losses) on investments	(1.79)	2.84	2.60	(1.81)	0.48
Total from Investment Activities	(1.85)	2.74	2.55	(1.88)	0.47
Distributions to Shareholders:
Net realized gains from investments	(1.42)	(0.07)	—	—	—
Total Distributions to Shareholders	(1.42)	(0.07)	—	—	—
Net Asset Value, End of Period	$10.54	$13.81	$11.14	$8.59	$10.47
Total Return (excludes sales charge) (c)	(13.36)%	24.73%	29.69%	(17.96)%	4.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$143	$174	$83	$49	$52
Ratio of net expenses to average net assets (d)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets (d)	(0.90)%	(0.86)%	(0.52)%	(0.73)%	(0.50)%
Ratio of gross expenses to average net assets (d) (e)	2.18%	2.69%	4.67%	11.23%	7.95%
Portfolio turnover (c) (f)	62%	62%	56%	55%	6%

(a) Class A Shares of the Fund commenced operations on May 1, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Munder Small Cap Growth Fund
	Class I Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.92	$11.21	$8.62	$10.48	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.05)	(0.07)	(0.01)	(0.05)	— (c)
Net realized and unrealized gains (losses) on investments	(1.80)	2.85	2.60	(1.81)	0.48
Total from Investment Activities	(1.85)	2.78	2.59	(1.86)	0.48
Distributions to Shareholders:
Net realized gains from investments	(1.42)	(0.07)	—	—	—
Total Distributions to Shareholders	(1.42)	(0.07)	—	—	—
Net Asset Value, End of Period	$10.65	$13.92	$11.21	$8.62	$10.48
Total Return (d)	(13.26)%	24.94%	30.05%	(17.75)%	4.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,098	$7,518	$6,049	$4,337	$4,346
Ratio of net expenses to average net assets (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets (e)	(0.65)%	(0.61)%	(0.12)%	(0.51)%	(0.23)%
Ratio of gross expenses to average net assets (e) (f)	1.18%	1.31%	1.37%	2.49%	1.28%
Portfolio turnover (d) (g)	62%	62%	56%	55%	6%

(a)  Class I Shares of the Fund commenced operations on May 1, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Munder Small Cap Growth Fund
	Class Y Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.88	$11.18	$8.61	$10.48	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.05)	(0.09)	(0.02)	(0.05)	(0.01)
Net realized and unrealized gains (losses) on investments	(1.83)	2.86	2.59	(1.82)	0.49
Total from Investment Activities	(1.88)	2.77	2.57	(1.87)	0.48
Distributions to Shareholders:
Net realized gains from investments	(1.42)	(0.07)	—	—	—
Total Distributions to Shareholders	(1.42)	(0.07)	—	—	—
Net Asset Value, End of Period	$10.58	$13.88	$11.18	$8.61	$10.48
Total Return (c)	(13.53)%	24.92%	29.85%	(17.84)%	4.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$60	$70	$56	$43	$52
Ratio of net expenses to average net assets (d)	1.23%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (d)	(0.76)%	(0.71)%	(0.22)%	(0.59)%	(0.35)%
Ratio of gross expenses to average net assets (d) (e)	1.23%	2.98%	3.98%	13.34%	7.70%
Portfolio turnover (c) (f)	62%	62%	56%	55%	6%

(a)  Class Y Shares of the Fund commenced operations on May 1, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Trivalent Emerging Markets Small-Cap Fund
	Class A Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.62	$12.34	$10.40	$11.48	$11.39	$10.00
Investment Activities:
Net investment income (loss) (b)	0.11	0.12	0.13	0.10	0.07	0.09
Net realized and unrealized gains (losses) on investments	(2.03)	1.51	1.90	(1.13)	0.08	1.35
Total from Investment Activities	(1.92)	1.63	2.03	(1.03)	0.15	1.44
Distributions to Shareholders:
Net investment income	(0.16)	(0.11)	(0.09)	(0.05)	(0.06)	(0.05)
Net realized gains from investments	(0.78)	(0.24)	—	—	—	—
Total Distributions to Shareholders	(0.94)	(0.35)	(0.09)	(0.05)	(0.06)	(0.05)
Net Asset Value, End of Period	$10.76	$13.62	$12.34	$10.40	$11.48	$11.39
Total Return (excludes sales charge) (c)	(14.04)%	13.12%	19.71%	(8.93)%	1.35%	14.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,052	$1,257	$690	$278	$361	$236
Ratio of net expenses to average net assets (d)	1.73%	1.73%	1.73%	1.73%	1.73%	1.73%
Ratio of net investment income (loss) to average net assets (d)	1.68%	0.86%	1.16%	0.95%	0.62%	0.82%
Ratio of gross expenses to average net assets (d) (e)	2.93%	3.46%	4.46%	1.74%	7.74%	13.77%
Portfolio turnover (c) (f)	42%	93%	81%	104%	97%	106%

(a)  Class A Shares of the Fund commenced operations on July 2, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Trivalent Emerging Markets Small-Cap Fund
	Class Y Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.62	$12.38	$10.43	$11.51	$11.41	$10.00
Investment Activities:
Net investment income (loss) (b)	0.12	0.17	0.12	0.13	0.11	0.12
Net realized and unrealized gains (losses) on investments	(2.03)	1.50	1.94	(1.13)	0.06	1.35
Total from Investment Activities	(1.91)	1.67	2.06	(1.00)	0.17	1.47
Distributions to Shareholders:
Net investment income	(0.17)	(0.19)	(0.11)	(0.08)	(0.07)	(0.06)
Net realized gains from investments	(0.78)	(0.24)	—	—	—	—
Total Distributions to Shareholders	(0.95)	(0.43)	(0.11)	(0.08)	(0.07)	(0.06)
Net Asset Value, End of Period	$10.76	$13.62	$12.38	$10.43	$11.51	$11.41
Total Return (c)	(13.92)%	13.38%	20.01%	(8.69)%	1.54%	14.79%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,145	$7,767	$4,894	$3,671	$3,877	$2,211
Ratio of net expenses to average net assets (d)	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%
Ratio of net investment income (loss) to average net assets (d)	1.97%	1.22%	1.08%	1.29%	1.00%	1.10%
Ratio of gross expenses to average net assets (d) (e)	2.46%	3.02%	3.46%	2.40%	4.90%	13.11%
Portfolio turnover (c) (f)	42%	93%	81%	104%	97%	106%

(a)  Class Y Shares of the Fund commenced operations on July 3, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Trivalent International Fund-Core Equity
	Class A Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015		Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$7.28	$7.21	$6.18	$7.01		$7.21		$6.11
Investment Activities:
Net investment income (loss) (a)	0.05	0.13	0.08	0.08		0.09		0.10
Net realized and unrealized gains (losses) on investments	(1.02)	0.44	1.07	(0.86)		(0.22)		1.36
Total from Investment Activities	(0.97)	0.57	1.15	(0.78)		(0.13)		1.46
Distributions to Shareholders:
Net investment income	(0.13)	(0.13)	(0.12)	(0.10)		(0.07)		(0.15)
Net realized gains from investments	(0.12)	(0.37)	—	—		—		(0.21)
Total Distributions to Shareholders	(0.25)	(0.50)	(0.12)	(0.10)		(0.07)		(0.36)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.05		—		—
Net Asset Value, End of Period	$6.06	$7.28	$7.21	$6.18		$7.01		$7.21
Total Return (excludes sales charge) (b)	(13.28)%	7.74%	18.95%	(10.43	)%(c)	(1.72)%		24.25%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,906	$8,620	$5,658	$4,687		$5,885		$6,156
Ratio of net expenses to average net assets (d)	0.95%	1.11%	1.38%	1.47%		1.48	%(e)	1.47%
Ratio of net investment income (loss) to average net assets (d)	1.29%	1.71%	1.22%	1.31%		1.33%		1.48%
Ratio of gross expenses to average net assets (d) (f)	1.98%	1.91%	2.27%	1.80%		2.25%		2.46%
Portfolio turnover (b) (g)	30%	51%	91%	61%		61%		61%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016 (See Note 8).

(d)  Annualized for periods less than one year.

(e)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets of the year is 1.47%.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Trivalent International Fund-Core Equity
	Class C Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015		Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$7.22	$7.16	$6.14	$6.96		$7.16		$6.06
Investment Activities:
Net investment income (loss) (a)	0.02	0.05	0.03	0.04		0.04		0.05
Net realized and unrealized gains (losses) on investments	(1.00)	0.45	1.07	(0.86)		(0.22)		1.36
Total from Investment Activities	(0.98)	0.50	1.10	(0.82)		(0.18)		1.41
Distributions to Shareholders:
Net investment income	(0.07)	(0.07)	(0.08)	(0.05)		(0.02)		(0.10)
Net realized gains from investments	(0.12)	(0.37)	—	—		—		(0.21)
Total Distributions to Shareholders	(0.19)	(0.44)	(0.08)	(0.05)		(0.02)		(0.31)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.05		—		—
Net Asset Value, End of Period	$6.05	$7.22	$7.16	$6.14		$6.96		$7.16
Total Return (excludes contingent deferred sales charge) (b)	(13.49)%	6.81%	18.01%	(11.08	)%(c)	(2.50)%		23.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$501	$449	$773	$1,111		$1,283		$1,361
Ratio of net expenses to average net assets (d)	1.70%	1.87%	2.14%	2.22%		2.23	%(e)	2.22%
Ratio of net investment income (loss) to average net assets (d)	0.55%	0.64%	0.42%	0.63%		0.57%		0.74%
Ratio of gross expenses to average net assets (d) (f)	5.25%	3.61%	2.97%	2.33%		3.64%		3.21%
Portfolio turnover (b) (g)	30%	51%	91%	61%		61%		61%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016 (See Note 8).

(d)  Annualized for periods less than one year.

(e)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets of the year is 2.22%.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Trivalent International Fund-Core Equity
	Class I Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015		Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$7.29	$7.23	$6.20	$7.03		$7.22		$6.12
Investment Activities:
Net investment income (loss) (a)	0.06	0.24	0.12	0.11		0.28		0.14
Net realized and unrealized gains (losses) on investments	(1.01)	0.34	1.06	(0.85)		(0.37)		1.36
Total from Investment Activities	(0.95)	0.58	1.18	(0.74)		(0.09)		1.50
Distributions to Shareholders:
Net investment income	(0.14)	(0.15)	(0.15)	(0.14)		(0.10)		(0.19)
Net realized gains from investments	(0.12)	(0.37)	—	—		—		(0.21)
Total Distributions to Shareholders	(0.26)	(0.52)	(0.15)	(0.14)		(0.10)		(0.40)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.05		—		—
Net Asset Value, End of Period	$6.08	$7.29	$7.23	$6.20		$7.03		$7.22
Total Return (b)	(12.93)%	8.07%	19.47%	(9.92	)%(c)	(1.24)%		24.84%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,991	$2,575	$378	$192		$246		$1
Ratio of net expenses to average net assets (d)	0.60%	0.72%	0.90%	0.96%		0.98	%(e)	0.96%
Ratio of net investment income (loss) to average net assets (d)	1.62%	3.17%	1.84%	1.78%		3.96%		2.07%
Ratio of gross expenses to average net assets (d) (f)	1.73%	2.67%	6.48%	4.02%		8.04%		2.08%
Portfolio turnover (b) (g)	30%	51%	91%	61%		61%		61%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016 (See Note 8).

(d)  Annualized for periods less than one year.

(e)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets of the year is 0.96%.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Trivalent International Fund-Core Equity
	Class R6 Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$7.31	$7.23	$6.21	$7.03		$6.94
Investment Activities:
Net investment income (loss) (b)	0.06	0.21	0.11	0.12		0.10
Net realized and unrealized gains (losses) on investments	(1.01)	0.39	1.07	(0.86)		(0.01)
Total from Investment Activities	(0.95)	0.60	1.18	(0.74)		0.09
Distributions to Shareholders:
Net investment income	(0.15)	(0.15)	(0.16)	(0.13)		—
Net realized gains from investments	(0.12)	(0.37)	—	—		—
Total Distributions to Shareholders	(0.27)	(0.52)	(0.16)	(0.13)		—
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.05		—
Net Asset Value, End of Period	$6.09	$7.31	$7.23	$6.21		$7.03
Total Return (c)	(12.98)%	8.14%	19.39%	(9.86	)%(d)	1.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,030	$5,975	$1,628	$1,575		$1,743
Ratio of net expenses to average net assets (e)	0.55%	0.71%	0.91%	0.96%		0.98	%(f)
Ratio of net investment income (loss) to average net assets (e)	1.66%	2.71%	1.63%	1.86%		4.22%
Ratio of gross expenses to average net assets (e) (g)	1.43%	1.71%	2.44%	2.19%		2.70%
Portfolio turnover (c) (h)	30%	51%	91%	61%		61%

(a)  Class R6 Shares of the Fund commenced operations on March 4, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016 (See Note 8).

(e)  Annualized for periods less than one year.

(f)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets of the year is 0.96%.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Trivalent International Fund-Core Equity
	Class Y Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015		Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$7.26	$7.20	$6.17	$7.00		$7.21		$6.11
Investment Activities:
Net investment income (loss) (a)	0.05	0.12	0.09	0.10		0.11		0.12
Net realized and unrealized gains (losses) on investments	(1.00)	0.46	1.08	(0.86)		(0.23)		1.36
Total from Investment Activities	(0.95)	0.58	1.17	(0.76)		(0.12)		1.48
Distributions to Shareholders:
Net investment income	(0.14)	(0.15)	(0.14)	(0.12)		(0.09)		(0.17)
Net realized gains from investments	(0.12)	(0.37)	—	—		—		(0.21)
Total Distributions to Shareholders	(0.26)	(0.52)	(0.14)	(0.12)		(0.09)		(0.38)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.05		—		—
Net Asset Value, End of Period	$6.05	$7.26	$7.20	$6.17		$7.00		$7.21
Total Return (b)	(13.11)%	8.01%	19.28%	(10.19	)%(c)	(1.61)%		24.57%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,547	$9,712	$14,086	$12,958		$18,877		$21,551
Ratio of net expenses to average net assets (d)	0.70%	0.87%	1.14%	1.22%		1.23	%(e)	1.22%
Ratio of net investment income (loss) to average net assets (d)	1.50%	1.62%	1.39%	1.53%		1.54%		1.75%
Ratio of gross expenses to average net assets (d) (f)	1.38%	1.49%	1.58%	1.28%		1.73%		2.21%
Portfolio turnover (b) (g)	30%	51%	91%	61%		61%		61%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016 (See Note 8).

(d)  Annualized for periods less than one year.

(e)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets of the year is 1.22%.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Trivalent International Small-Cap Fund
	Class A Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$14.46	$12.87	$10.67	$11.86	$11.59	$8.89
Investment Activities:
Net investment income (loss) (a)	0.01	0.10	0.11	0.10	0.12	0.13
Net realized and unrealized gains (losses) on investments	(2.86)	1.72	2.22	(1.05)	0.28	2.73
Total from Investment Activities	(2.85)	1.82	2.33	(0.95)	0.40	2.86
Distributions to Shareholders:
Net investment income	(0.09)	(0.15)	(0.13)	(0.10)	(0.13)	(0.16)
Net realized gains from investments	(0.26)	(0.08)	—	(0.14)	—	—
Total Distributions to Shareholders	(0.35)	(0.23)	(0.13)	(0.24)	(0.13)	(0.16)
Net Asset Value, End of Period	$11.26	$14.46	$12.87	$10.67	$11.86	$11.59
Total Return (excludes sales charge) (b)	(19.68)%	14.14%	22.04%	(8.13)%	3.62%	32.35%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$105,980	$122,933	$92,295	$78,511	$68,475	$24,062
Ratio of net expenses to average net assets (c)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (c)	0.17%	0.68%	0.99%	0.88%	1.08%	1.24%
Ratio of gross expenses to average net assets (c) (d)	1.60%	1.56%	1.52%	1.75%	1.71%	1.66%
Portfolio turnover (b) (e)	27%	62%	55%	85%	70%	54%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Trivalent International Small-Cap Fund
	Class C Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$14.12	$12.58	$10.42	$11.62	$11.37	$8.73
Investment Activities:
Net investment income (loss) (a)	(0.04)	— (b)	0.02	0.02	0.03	0.05
Net realized and unrealized gains (losses) on investments	(2.79)	1.67	2.18	(1.04)	0.30	2.67
Total from Investment Activities	(2.83)	1.67	2.20	(1.02)	0.33	2.72
Distributions to Shareholders:
Net investment income	—	(0.05)	(0.04)	(0.04)	(0.08)	(0.08)
Net realized gains from investments	(0.26)	(0.08)	—	(0.14)	—	—
Total Distributions to Shareholders	(0.26)	(0.13)	(0.04)	(0.18)	(0.08)	(0.08)
Net Asset Value, End of Period	$11.03	$14.12	$12.58	$10.42	$11.62	$11.37
Total Return (excludes contingent deferred sales charge) (c)	(20.03)%	13.28%	21.14%	(8.87)%	2.97%	31.28%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,536	$6,211	$5,161	$5,788	$4,472	$2,186
Ratio of net expenses to average net assets (d)	2.10%	2.10%	2.10%	2.10%	2.06%	2.10%
Ratio of net investment income (loss) to average net assets (d)	(0.61)%	(0.03)%	0.17%	0.22%	0.25%	0.47%
Ratio of gross expenses to average net assets (d) (e)	2.40%	2.36%	2.47%	2.36%	2.70%	2.41%
Portfolio turnover (c) (f)	27%	62%	55%	85%	70%	54%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Trivalent International Small-Cap Fund
	Class I Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$14.58	$12.96	$10.75	$11.93	$11.64	$8.94
Investment Activities:
Net investment income (loss) (a)	0.04	0.18	0.17	0.16	0.14	0.14
Net realized and unrealized gains (losses) on investments	(2.90)	1.71	2.21	(1.07)	0.32	2.77
Total from Investment Activities	(2.86)	1.89	2.38	(0.91)	0.46	2.91
Distributions to Shareholders:
Net investment income	(0.14)	(0.19)	(0.17)	(0.13)	(0.17)	(0.21)
Net realized gains from investments	(0.26)	(0.08)	—	(0.14)	—	—
Total Distributions to Shareholders	(0.40)	(0.27)	(0.17)	(0.27)	(0.17)	(0.21)
Net Asset Value, End of Period	$11.32	$14.58	$12.96	$10.75	$11.93	$11.64
Total Return (b)	(19.56)%	14.60%	22.45%	(7.74)%	4.12%	32.75%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$723,118	$866,643	$539,822	$378,011	$316,834	$225,237
Ratio of net expenses to average net assets (c)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets (c)	0.56%	1.22%	1.45%	1.41%	1.24%	1.29%
Ratio of gross expenses to average net assets (c) (d)	1.15%	1.14%	1.16%	1.18%	1.17%	1.26%
Portfolio turnover (b) (e)	27%	62%	55%	85%	70%	54%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Trivalent International Small-Cap Fund
	Class R6 Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$14.65	$13.02	$10.80	$11.99	$11.69	$8.98
Investment Activities:
Net investment income (loss) (a)	0.03	0.15	0.18	0.17	0.17	0.19
Net realized and unrealized gains (losses) on investments	(2.91)	1.73	2.20	(1.10)	0.28	2.72
Total from Investment Activities	(2.88)	1.88	2.38	(0.93)	0.45	2.91
Distributions to Shareholders:
Net investment income	(0.13)	(0.17)	(0.16)	(0.12)	(0.15)	(0.20)
Net realized gains from investments	(0.26)	(0.08)	—	(0.14)	—	—
Total Distributions to Shareholders	(0.39)	(0.25)	(0.16)	(0.26)	(0.15)	(0.20)
Net Asset Value, End of Period	$11.38	$14.65	$13.02	$10.80	$11.99	$11.69
Total Return (b)	(19.64)%	14.49%	22.28%	(7.90)%	4.01%	32.58%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$33,517	$39,497	$30,033	$13,179	$5,654	$559
Ratio of net expenses to average net assets (c)	1.08%	1.08%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets (c)	0.43%	1.01%	1.50%	1.51%	1.49%	1.74%
Ratio of gross expenses to average net assets (c) (d)	1.08%	1.08%	1.16%	1.30%	1.73%	1.27%
Portfolio turnover (b) (e)	27%	62%	55%	85%	70%	54%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Trivalent International Small-Cap Fund
	Class Y Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$14.52	$12.91	$10.71	$11.89	$11.61	$8.90
Investment Activities:
Net investment income (loss) (a)	0.03	0.15	0.15	0.18	0.12	0.12
Net realized and unrealized gains (losses) on investments	(2.88)	1.71	2.21	(1.10)	0.31	2.78
Total from Investment Activities	(2.85)	1.86	2.36	(0.92)	0.43	2.90
Distributions to Shareholders:
Net investment income	(0.13)	(0.17)	(0.16)	(0.12)	(0.15)	(0.19)
Net realized gains from investments	(0.26)	(0.08)	—	(0.14)	—	—
Total Distributions to Shareholders	(0.39)	(0.25)	(0.16)	(0.26)	(0.15)	(0.19)
Net Asset Value, End of Period	$11.28	$14.52	$12.91	$10.71	$11.89	$11.61
Total Return (b)	(19.63)%	14.45%	22.27%	(7.87)%	3.90%	32.75%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$598,632	$756,933	$450,441	$360,989	$172,761	$134,099
Ratio of net expenses to average net assets (c)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets (c)	0.40%	1.05%	1.26%	1.64%	1.07%	1.15%
Ratio of gross expenses to average net assets (c) (d)	1.17%	1.19%	1.32%	1.37%	1.35%	1.44%
Portfolio turnover (b) (e)	27%	62%	55%	85%	70%	54%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory INCORE Total Return Bond Fund
	Class A Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$9.21	$9.54	$9.79	$9.79		$10.08	$9.75
Investment Activities:
Net investment income (loss) (a)	0.11	0.20	0.23	0.29		0.36	0.35
Net realized and unrealized gains (losses) on investments	(0.03)	(0.24)	(0.14)	0.02		(0.36)	0.31
Total from Investment Activities	0.08	(0.04)	0.09	0.31		—	0.66
Distributions to Shareholders:
Net investment income	(0.15)	(0.29)	(0.34)	(0.32)		(0.29)	(0.33)
Total Distributions to Shareholders	(0.15)	(0.29)	(0.34)	(0.32)		(0.29)	(0.33)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.01		—	—
Net Asset Value, End of Period	$9.14	$9.21	$9.54	$9.79		$9.79	$10.08
Total Return (excludes sales charge) (b)	0.91%	(0.49)%	0.97%	3.34	%(c)	(0.06)%	6.93%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,785	$12,592	$14,569	$15,908		$18,529	$24,336
Ratio of net expenses to average net assets (d)	0.85%	0.85%	0.85%	0.85%		0.85%	0.85%
Ratio of net investment income (loss) to average net assets (d)	2.37%	2.15%	2.35%	3.04%		3.56%	3.57%
Ratio of gross expenses to average net assets (d) (e)	1.09%	1.11%	1.07%	1.08%		1.14%	1.21%
Portfolio turnover (b) (f) (g)	75%	110%	210%	423%		259%	262%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.05% for the year ended June 30, 2016. (See Note 8).

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  The portfolio turnover rates excluding mortgage dollar roll transactions were 103%, 57%, 64%, 62%, and 98% for the years ended June 30, 2018, June 30, 2017, June 30, 2016, June 30, 2015 and June 30, 2014, respectively.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Total Return Bond Fund
	Class C Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$9.28	$9.60	$9.86	$9.86		$10.16	$9.82
Investment Activities:
Net investment income (loss) (a)	0.08	0.14	0.15	0.22		0.28	0.29
Net realized and unrealized gains (losses) on investments	(0.03)	(0.25)	(0.14)	0.02		(0.37)	0.30
Total from Investment Activities	0.05	(0.11)	0.01	0.24		(0.09)	0.59
Distributions to Shareholders:
Net investment income	(0.12)	(0.21)	(0.27)	(0.25)		(0.21)	(0.26)
Total Distributions to Shareholders	(0.12)	(0.21)	(0.27)	(0.25)		(0.21)	(0.26)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.01		—	—
Net Asset Value, End of Period	$9.21	$9.28	$9.60	$9.86		$9.86	$10.16
Total Return (excludes contingent deferred sales charge) (b)	0.52%	(1.12)%	0.13%	2.56	%(c)	(0.87)%	6.19%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$898	$973	$2,073	$3,256		$3,601	$4,941
Ratio of net expenses to average net assets (d)	1.60%	1.60%	1.60%	1.60%		1.60%	1.60%
Ratio of net investment income (loss) to average net assets (d)	1.62%	1.43%	1.60%	2.29%		2.80%	2.89%
Ratio of gross expenses to average net assets (d) (e)	2.89%	2.31%	1.61%	2.00%		2.02%	1.96%
Portfolio turnover (b) (f) (g)	75%	110%	210%	423%		259%	262%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.05% for the year ended June 30, 2016. (See Note 8).

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  The portfolio turnover rates excluding mortgage dollar roll transactions were 103%, 57%, 64%, 62%, and 98% for the years ended June 30, 2018, June 30, 2017, June 30, 2016, June 30, 2015 and June 30, 2014, respectively.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Total Return Bond Fund
	Class R6 Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.23	$9.55	$9.81	$9.81		$10.02
Investment Activities:
Net investment income (loss) (b)	0.12	0.22	0.25	0.31		0.10
Net realized and unrealized gains (losses) on investments	(0.02)	(0.23)	(0.14)	0.02		(0.21)
Total from Investment Activities	0.10	(0.01)	0.11	0.33		(0.11)
Distributions to Shareholders:
Net investment income	(0.17)	(0.31)	(0.37)	(0.34)		(0.10)
Total Distributions to Shareholders	(0.17)	(0.31)	(0.37)	(0.34)		(0.10)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.01		—
Net Asset Value, End of Period	$9.16	$9.23	$9.55	$9.81		$9.81
Total Return (c)	1.06%	(0.12)%	1.19%	3.60	%(d)	(1.16)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$24,875	$25,438	$6,698	$2,456		$1,418
Ratio of net expenses to average net assets (e)	0.47%	0.58%	0.58%	0.58%		0.58%
Ratio of net investment income (loss) to average net assets (e)	2.67%	2.37%	2.63%	3.25%		2.93%
Ratio of gross expenses to average net assets (e) (f)	0.47%	0.62%	0.91%	1.59%		1.51%
Portfolio turnover (c) (g) (h)	75%	110%	210%	423%		259%

(a)  Class R6 Shares of the Fund commenced operations on March 4, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.05% for the year ended June 30, 2016. (See Note 8).

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  The portfolio turnover rates excluding mortgage dollar roll transactions were 103%, 57%, 64%, 62%, and 98% for the years ended June 30, 2018, June 30, 2017, June 30, 2016, June 30, 2015 and June 30, 2014, respectively.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Total Return Bond Fund
	Class Y Shares
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period	$9.23	$9.55	$9.81	$9.81		$10.10	$9.77
Investment Activities:
Net investment income (loss) (a)	0.12	0.23	0.25	0.32		0.36	0.38
Net realized and unrealized gains (losses) on investments	(0.03)	(0.24)	(0.14)	0.01		(0.34)	0.31
Total from Investment Activities	0.09	(0.01)	0.11	0.33		0.02	0.69
Distributions to Shareholders:
Net investment income	(0.16)	(0.31)	(0.37)	(0.34)		(0.31)	(0.36)
Total Distributions to Shareholders	(0.16)	(0.31)	(0.37)	(0.34)		(0.31)	(0.36)
Capital Contributions from Prior Custodian (See Note 8)	—	—	—	0.01		—	—
Net Asset Value, End of Period	$9.16	$9.23	$9.55	$9.81		$9.81	$10.10
Total Return (b)	1.02%	(0.13)%	1.17%	3.59	%(c)	0.18%	7.18%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$43,977	$52,633	$76,263	$78,705		$89,310	$54,345
Ratio of net expenses to average net assets (d)	0.64%	0.59%	0.60%	0.60%		0.60%	0.60%
Ratio of net investment income (loss) to average net assets (d)	2.60%	2.43%	2.61%	3.29%		3.59%	3.83%
Ratio of gross expenses to average net assets (d) (e)	0.64%	0.59%	0.62%	0.61%		0.71%	0.96%
Portfolio turnover (b) (f) (g)	75%	110%	210%	423%		259%	262%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.05% for the year ended June 30, 2016. (See Note 8).

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  The portfolio turnover rates excluding mortgage dollar roll transactions were 103%, 57%, 64%, 62%, and 98% for the years ended June 30, 2018, June 30, 2017, June 30, 2016, June 30, 2015 and June 30, 2014, respectively.

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements December 31, 2018

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company named "The Victory Portfolios," which was organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following 12 Funds (collectively, the "Funds" and individually, a "Fund").

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory Integrity Discovery Fund	Integrity Discovery Fund	Classes A, C, R and Y
Victory Integrity Mid-Cap Value Fund	Integrity Mid-Cap Value Fund	Classes A, R6 and Y
Victory Integrity Small-Cap Value Fund	Integrity Small-Cap Value Fund	Classes A, C, R, R6 and Y
Victory Integrity Small/Mid-Cap Value Fund	Integrity Small/Mid-Cap Value Fund	Classes A, R6 and Y
Victory Munder Multi-Cap Fund	Munder Multi-Cap Fund	Classes A, C, R and Y
Victory S&P 500 Index Fund	S&P 500 Index Fund	Classes A, R and Y
Victory Munder Mid-Cap Core Growth Fund	Munder Mid-Cap Core Growth Fund	Classes A, C, R, R6 and Y
Victory Munder Small Cap Growth Fund	Munder Small Cap Growth Fund	Classes A, I and Y
Victory Trivalent Emerging Markets Small-Cap Fund	Trivalent Emerging Markets Small-Cap Fund	Classes A and Y
Victory Trivalent International Fund-Core Equity	Trivalent International Fund-Core Equity	Classes A, C, I, R6 and Y
Victory Trivalent International Small-Cap Fund	Trivalent International Small-Cap Fund	Classes A, C, I, R6 and Y
Victory INCORE Total Return Bond Fund	INCORE Total Return Bond Fund	Classes A, C, R6 and Y

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements, are valued at the mean between the current bid and ask prices. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

A summary of the valuations as of December 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Integrity Discovery Fund
Common Stocks	$115,346	$—	$—	$—	$115,346	$—
Collateral for Securities Loaned	10,642	—	—	—	10,642	—
Total	125,988	—	—	—	125,988	—
Integrity Mid-Cap Value Fund
Common Stocks	64,831	—	—	—	64,831	—
Collateral for Securities Loaned	2,358	—	—	—	2,358	—
Total	67,189	—	—	—	67,189	—
Integrity Small-Cap Value Fund
Common Stocks	2,018,101	—	—	—	2,018,101	—
Exchange-Traded Funds	15,974	—	—	—	15,974	—
Collateral for Securities Loaned	109,847	—	—	—	109,847	—
Total	2,143,922	—	—	—	2,143,922	—
Integrity Small/Mid-Cap Value Fund
Common Stocks	112,418	—	—	—	112,418	—
Exchange-Traded Funds	1,408	—	—	—	1,408	—
Collateral for Securities Loaned	6,469	—	—	—	6,469	—
Total	120,295	—	—	—	120,295	—
Munder Multi-Cap Fund
Common Stocks	338,318	—	—	—	338,318	—
Exchange-Traded Funds	7,008	—	—	—	7,008	—
Collateral for Securities Loaned	3,006	—	—	—	3,006	—
Total	348,332	—	—	—	348,332	—
S&P 500 Index Fund
Common Stocks	205,297	—	—	—	205,297	—
Collateral for Securities Loaned	1,325	—	—	—	1,325	—
Futures Contracts	—	(19)	—	—	—	(19)
Total	206,622	(19)	—	—	206,622	(19)
Munder Mid-Cap Core Growth Fund
Common Stocks	2,102,919	—	—	—	2,102,919	—
Exchange-Traded Funds	33,298	—	—	—	33,298	—
Collateral for Securities Loaned	68,880	—	—	—	68,880	—
Total	2,205,097	—	—	—	2,205,097	—
Munder Small Cap Growth Fund
Common Stocks	7,155	—	—	—	7,155	—
Warrants	10	—	—	—	10	—
Collateral for Securities Loaned	751	—	—	—	751	—
Total	7,916	—	—	—	7,916	—

Victory Portfolios	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Trivalent Emerging Markets Small-Cap Fund
Common Stocks	$409	(a)	$—	$7,481	$—	$7,890	$—
Preferred Stocks	—		—	56	—	56	—
Rights	—		—	—	—	—	—
Exchange-Traded Funds	177		—	—	—	177	—
Collateral for Securities Loaned	82		—	—	—	82	—
Total	668		—	7,537	—	8,205	—
Trivalent International Fund-Core Equity
Common Stocks	2,018	(b)	—	20,405	—	22,423	—
Preferred Stocks	—		—	180	—	180	—
Rights	3		—	—	—	3	—
Exchange-Traded Funds	334		—	—	—	334	—
Collateral for Securities Loaned	59		—	—	—	59	—
Total	2,414		—	20,585	—	22,999	—
Trivalent International Small-Cap Fund
Common Stocks	123,996	(c)	—	1,338,992	—	1,462,988	—
Collateral for Securities Loaned	31,445		—	—	—	31,445	—
Total	155,441		—	1,338,992	—	1,494,433	—
INCORE Total Return Bond Fund
Asset Backed Securities	—		—	4,440	—	4,440	—
Collateralized Mortgage Obligations	—		—	3,374	—	3,374	—
Corporate Bonds	—		—	15,267	—	15,267	—
Residential Mortgage Backed Securities	—		—	337	—	337	—
U.S. Government Mortgage Backed Agencies	—		—	50,206	—	50,206	—
U.S. Treasury Obligations	—		—	20,060	—	20,060	—
Credit Default Swap	—		—	—	(393)	—	(393)
Futures Contracts	—		(142)	—	—	—	(142)
Total	—		(142)	93,684	(393)	93,684	(535)

^  Other Financial investments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)  All securities categorized as Mexico and all ADRs.

(b)  All securities categorized as Canada, Ireland, Mexico, Netherlands, Spain and all ADRs.

(c)  All securities categorized as Argentina, Canada, Great Britain, and Spain.

For the period ended December 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security

Victory Portfolios	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities.

Real Estate Investment Trusts ("REITS"):

The Funds may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any

Victory Portfolios	Notes to Financial Statements — continued December 31, 2018

  (Unaudited)

appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2018, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. As of December 31, 2018, the Funds had open futures contracts. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

As of December 31, 2018, the S&P 500 Index Fund and Total Return Bond Fund entered into Futures Contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Credit Derivatives:

The INCORE Total Return Bond Fund may enter into credit derivatives, including centrally-cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund's Statement of Additional Information.

Credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

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The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market". The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

As of December 31, 2018, the INCORE Total Return Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2018 (in thousands):

	Assets		Liabilities
Fund	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Receivable on Open Swap Agreements*	Variation Margin Payable on Open Futures Contracts*	Variation Margin Payable on Open Swap Agreements*
Equity Risk Exposure:
S&P Index 500 Fund	$—	$—	$19	$—
Credit Risk Exposure:
INCORE Total Return Bond Fund	—	—	—	393
Interest Rate Risk Exposure:
INCORE Total Return Bond Fund	—	—	142	—

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*  Includes cumulative appreciation/depreciation of futures contracts and credit default swap agreements as reported on the Schedules of Portfolio Investments. Only current day's variation margin for both futures contracts and credit default swap agreements are reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended December 31, 2018 (in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
Fund	Net Realized Gains (Losses) from Futures Transactions	Net Realized Gains (Losses) from Swap Transactions	Net Change in Unrealized Appreciation/ Depreciation on Futures Transactions	Net Change in Unrealized Appreciation/ Depreciation on Swap Transactions
Equity Risk Exposure:
S&P Index 500 Fund	$(287)	$—	$6	$—
Credit Risk Exposure:
INCORE Total Return Bond Fund	—	104	—	(399)
Interest Rate Risk Exposure:
INCORE Total Return Bond Fund	(286)	—	(166)	—

All open derivative positions at period end are reflected in each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The

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Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table (in thousands) is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of December 31, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
Integrity Discovery Fund	$10,304	$10,642	$—	$—	$—	$338
Integrity Mid-Cap Value Fund	2,289	2,358	—	—	—	69
Integrity Small-Cap Value Fund	107,294	109,847	—	—	—	2,553
Integrity Small/Mid-Cap Value Fund	6,231	6,469	—	—	—	238
Munder Multi-Cap Fund	2,993	3,006	—	—	—	13
S&P500 Index Fund	1,300	1,325	—	—	—	25
Munder Mid-Cap Core Growth Fund	67,766	68,880	—	—	—	1,114
Munder Small Cap Growth Fund	740	751	—	—	—	11
Trivalent Emerging Markets Small-Cap Fund	75	82	—	—	—	7
Trivalent International Fund-Core Equity	56	59	—	—	—	3
Trivalent International Small-Cap Fund	43,731	31,445	728	77	12,976	1,495

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

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Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Each of the Funds (except for INCORE Total Return Bond Fund and S&P 500 Index Fund) intend to declare and distribute net investment income at least annually, if any. INCORE Total Return Bond Fund declares and pays dividends from net investment income monthly, if any. S&P 500 Index Fund declares and pays dividends from net investment income quarterly, if any. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss, distribution reclassification, and deemed distribution due to shareholder redemptions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Mortgage Dollar Rolls:

The INCORE Total Return Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchased with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in mortgage dollar roll income on the Fund's Statement of Operations. For the six months ended December 31, 2018, there were no mortgage dollar roll transactions.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

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Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended December 31, 2018, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2018 were as follows (in thousands):

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Integrity Discovery Fund	$22,742	$28,121	$—	$—
Integrity Mid-Cap Value Fund	33,393	26,209	—	—
Integrity Small-Cap Value Fund	943,882	1,055,424	—	—
Integrity Small/Mid-Cap Value Fund	63,912	42,516	—	—
Munder Multi-Cap Fund	179,461	241,871	—	—
S&P 500 Index Fund	3,731	8,501	—	—
Munder Mid-Cap Core Growth Fund	1,136,088	2,211,119	—	—
Munder Small Cap Growth Fund	6,476	5,657	—	—
Trivalent Emerging Markets Small-Cap Fund	4,139	3,558	—	—
Trivalent International Fund-Core Equity Fund	7,612	8,014	—	—
Trivalent International Small-Cap Fund	522,433	453,485	—	—
INCORE Total Return Bond Fund	14,035	26,678	48,204	48,510

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware Corporation and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

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Flat Rate
Integrity Discovery Fund	1.00%
Munder Small Cap Growth Fund	0.85%
Trivalent Emerging Markets Small-Cap Fund	1.10%
INCORE Total Return Bond Fund	0.40%
Adviser Fee Tier Rate
S&P 500 Index Fund
Up to $250 million	0.20%
$250 million — $500 million	0.12%
Over $500 million	0.07%
Integrity Small-Cap Value Fund
Up to $300 million	0.90%
Over $300 million	0.85%
Integrity Small/Mid-Cap Value Fund
Up to $300 million	0.80%
Over $300 million	0.75%
Integrity Mid-Cap Value
Up to $500 million	0.75%
Over $500 million	0.70%
Munder Multi-Cap Fund
Up to $1 billion	0.75%
$1 billion — $2 billion	0.72%
Over $2 billion	0.70%
Trivalent International Small-Cap Fund
Up to $1 billion	0.95%
Over $1 billion	0.90%
Trivalent International Fund-Core Equity
Up to $1 billion	0.80%
Over $1 billion	0.75%
Munder Mid-Cap Core Growth Fund
Up to $6 billion	0.75%
$6 billion — $8 billion	0.70%
Over $8 billion	0.65%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

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The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. Funds in the Trust, Victory Variable Insurance Funds, Victory Institutional Funds and Victory Portfolios II (collectively, the "Victory Funds Complex"), in the aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, except for S&P 500 Index Fund, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.15% of the average daily net assets of Class A Shares of S&P 500 Index Fund. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended December 31, 2018, the Distributor received approximately $39 thousand from commissions earned on sales of Class A Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of December 31, 2018, the expense limits (excluding voluntary waivers) are as follows:

	In effect July 1, 2018 until October 31, 2019
	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares	Class Y Shares
Integrity Discovery Fund	N/A	N/A	N/A	2.08%	N/A	N/A
Integrity Mid-Cap Value Fund	1.00%	N/A	N/A	N/A	0.60%	0.75%
Integrity Small-Cap Value Fund	1.50%	N/A	N/A	1.75%	N/A	N/A
Integrity Small/Mid-Cap Value Fund	1.13%	N/A	N/A	N/A	0.83%	0.88%
Munder Multi-Cap Fund	N/A	N/A	N/A	1.88%	N/A	N/A
S&P 500 Index Fund	N/A	N/A	N/A	N/A	N/A	N/A
Munder Mid-Cap Core Growth Fund	1.32%	N/A	N/A	1.57%	N/A	N/A
Munder Small Cap Growth Fund	1.40%	N/A	1.15%	N/A	N/A	1.25%
Trivalent Emerging Markets Small-Cap Fund	1.73%	N/A	N/A	N/A	N/A	1.48%
Trivalent International Fund-Core Equity	0.95%	1.70%	0.60%	N/A	0.55%	0.70%
Trivalent International Small-Cap Fund	1.35%	2.10%	0.95%	N/A	1.10%	1.10%
INCORE Total Return Bond Fund	0.85%	1.60%	N/A	N/A	0.58%	0.60%

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The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

As of December 31, 2018, the following amounts are available to be repaid to the Adviser (in thousands).

	Expires 6/30/19	Expires 6/30/20	Expires 6/30/21	Expires 6/30/22	Total
Integrity Discovery Fund	$4	$10	$6	$4	$24
Integrity Mid-Cap Value Fund	22	137	195	135	489
Integrity Small-Cap Value Fund	191	102	108	97	498
Integrity Small/Mid-Cap Value Fund	17	114	222	95	448
Munder Multi-Cap Fund	6	12	9	5	32
Munder Mid-Cap Core Growth Fund	201	276	23	17	517
Munder Small Cap Growth Fund	65	16	13	2	96
Trivalent Emerging Markets Small-Cap Fund	31	91	113	44	279
Trivalent International Fund-Core Equity	54	153	206	115	528
Trivalent International Small-Cap Fund	1,836	1,935	2,107	1,249	7,127
INCORE Total Return Bond Fund	77	67	52	20	216

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2018.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal.

5. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and

Victory Portfolios	Notes to Financial Statements — continued December 31, 2018

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listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

The INCORE Total Return Bond Fund is subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuers' credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The current agreement was amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended December 31, 2018, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest accrued by each Fund during the period is presented on the Statements of Operations under Interest expense on line of credit.

The Funds did not utilize or participate in the Line of Credit during the six months ended December 31, 2018.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current

Victory Portfolios	Notes to Financial Statements — continued December 31, 2018

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repurchase agreement rate and the current bank loan rate. Interest accrued by each Fund during the period is presented on the Statements of Operations under Interest expense on interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2018 were as follows (in thousands):

	Borrower or Lender	Amount Outstanding at December 31, 2018	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
S&P 500 Index Fund	Borrower	$—	$189	1	2.51%	$189
Munder Mid-Cap Core Growth Fund	Borrower	—	7,724	11	2.80%	19,475
Munder Small Cap Growth Fund	Borrower	—	860	1	2.89%	860
Trivalent International Fund-Core Equity	Borrower	—	243	6	2.86%	291
Trivalent International Small-Cap Fund	Borrower	—	9,504	2	2.77%	10,080
INCORE Total Return Bond Fund	Borrower	—	861	1	2.76%	861

*  For the six months ended December 31, 2018, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending June 30, 2019.

The tax character of distributions during the most recent fiscal year ended June 30, 2018, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Year Ended June 30, 2018
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Integrity Discovery Fund	$5,572	$10,191	$15,763	$15,763
Integrity Mid-Cap Value Fund	1,197	1,463	2,660	2,660
Integrity Small-Cap Value Fund	13,924	137,625	151,549	151,549
Integrity Small/Mid-Cap Value Fund	352	859	1,211	1,211
Munder Multi-Cap Fund	—	24,029	24,029	24,029
S&P 500 Index Fund	3,445	32,016	35,461	35,461
Munder Mid-Cap Core Growth Fund	41,987	619,474	661,461	661,461
Munder Small Cap Growth Fund	—	41	41	41
Trivalent Emerging Markets Small-Cap Fund	75	97	172	172
Trivalent International Fund-Core Equity	609	1,108	1,717	1,717
Trivalent International Small-Cap Fund	17,238	7,889	25,127	25,127
INCORE Total Return Bond Fund	3,185	—	3,185	3,185

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As of the most recent tax year ended June 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
Integrity Discovery Fund	$851	$10,382	$11,233	$—	$—	$34,324	$45,557
Integrity Mid-Cap Value Fund	1,154	1,768	2,922	—	—	7,126	10,048
Integrity Small-Cap Value Fund	30,793	153,845	184,638	—	—	490,565	675,203
Integrity Small/Mid-Cap Value Fund	253	2,886	3,139	—	—	9,751	12,890
Munder Multi-Cap Fund	23,717	34,296	58,013	—	—	59,668	117,681
S&P 500 Index Fund	368	13,398	13,766	—	—	171,249	185,015
Munder Mid-Cap Core Growth Fund	—	425,550	425,550	—	(25,227)	1,191,766	1,592,089
Munder Small Cap Growth Fund	178	319	497	—	—	1,792	2,289
Trivalent Emerging Markets Small-Cap Fund	55	553	608	—	—	308	916
Trivalent International Fund-Core Equity	—	—	—	(4,211)	—	2,751	(1,460)
Trivalent International Small-Cap Fund	17,127	33,386	50,513	—	—	309,673	360,186
INCORE Total Return Bond Fund	206	—	206	(4,258)	—	(2,352)	(6,404)

*  Under the current tax law, net investment losses realized after October 31 or December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses are as follows.

**  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

As of the most recent tax year ended June 30, 2018, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2018

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CLCFs subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years (in thousands):

Expiration Year
2019
Trivalent International Fund-Core Equity	$989

CLCFs not subject to expiration (in thousands):

	Short-Term Amount	Long-Term Amount	Total
Trivalent International Fund-Core Equity	$2,476	$—	$2,476
INCORE Total Return Bond Fund	790	3,468	4,258

CLCFs not subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years (in thousands):

	Short-Term Amount	Long-Term Amount	Total
Trivalent International Fund-Core Equity	$746	$—	$746

At December 31, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Integrity Discovery Fund	$132,091	$15,092	$(21,195)	$(6,103)
Integrity Mid-Cap Value Fund	72,612	2,961	(8,384)	(5,423)
Integrity Small-Cap Value Fund	2,220,978	208,016	(285,072)	(77,056)
Integrity Small/Mid-Cap Value Fund	132,609	4,394	(16,708)	(12,314)
Munder Multi-Cap Fund	341,439	36,834	(29,941)	6,893
S&P 500 Index Fund	59,827	149,703	(2,927)	146,776
Munder Mid-Cap Core Growth Fund	1,763,036	566,154	(124,093)	442,061
Munder Small Cap Growth Fund	7,675	1,359	(1,118)	241
Trivalent Emerging Markets Small-Cap Fund	8,512	620	(927)	(307)
Trivalent International Fund-Core Equity	23,685	1,488	(2,174)	(686)
Trivalent International Small-Cap Fund	1,530,430	154,579	(190,576)	(35,997)
INCORE Total Return Bond Fund	94,651	474	(1,975)	(1,501)

8. Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

Victory Portfolios	Notes to Financial Statements — continued December 31, 2018

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9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

	Shareholder	Percent
Integrity Mid-Cap Value Fund	Edward D. Jones & Co., L.P.	62.0%
Integrity Small/Mid-Cap Value Fund	Edward D. Jones & Co., L.P.	50.1%
Integrity Small-Cap Value	National Financial Services	26.6%
Munder Small Cap Growth Fund	Brian S. Matuszak	35.2%
Munder Small Cap Growth Fund	Tony Y. Dong	49.9%
Trivalent Emerging Markets Small-Cap Fund	Gerlach Nominee & Co., LLC	26.3%
Trivalent Emerging Markets Small-Cap Fund	Matrix Trust Company	46.9%
Trivalent International Fund-Core Equity	Comerica Bank	39.0%
INCORE Total Return Bond Fund	Comerica Bank	44.7%

10. Legal & Regulatory Matters:

Hundreds of former Tribune Company shareholders, including the predecessor fund to the S&P 500 Index Fund, have been named as defendants in two cases arising out of the Tribune Company's 2007 leveraged buyout transaction ("LBO"). In Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the "FitzSimons action"), the plaintiff asserts claims against certain insiders, shareholders, professional advisers, and others involved in the LBO. Separately, the complaint also seeks to obtain from former alleged Tribune shareholders any proceeds they received in connection with the LBO.

In June 2011, certain Tribune creditors filed numerous additional actions asserting state law constructive fraudulent conveyance claims (the "SLCFC actions") against specifically-named former alleged Tribune shareholders and, in some cases, putative defendant classes comprised of former Tribune shareholders.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding entitled In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the "MDL Proceeding"). On August 2, 2013, the plaintiff in the FitzSimons action filed a Fifth Amended Complaint. On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action. The Court has not yet issued a decision on the motions.

On September 23, 2013, the District Court granted the defendants' motion to dismiss the SLCFC actions on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs in the SLCFC actions filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the Second Circuit affirmed the dismissal. On April 12, 2016, the plaintiffs filed a petition seeking rehearing en banc before the appeals court, which denied the petition on July 22, 2016. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit's decision that the safe harbor of Section 546(e) of the Bankruptcy Code applied to their claims. The Supreme Court has not yet granted or denied the petition for certiorari.

The predecessor fund to the Victory S&P 500 Index Fund has been named as a defendant in the FitzSimons action because it was among a class of defendants that tendered Tribune shares in the LBO. The complaints, however, allege no misconduct by the Fund. The value of the proceeds received by the Fund was approximately $357,000. At this time, the Fund cannot predict with any reasonable certainty the probable outcome of these proceedings. Consequently, management is unable to estimate the possible loss that may result.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2018

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11. Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduced a new regulatory reporting form for investment companies — Form N-PORT. The Funds' compliance date for Form N-PORT was June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Funds were required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds' adoption of this amendment has no effect on the Funds' net assets or results of operations.

In March 2017, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management does not believe that adoption of ASU 2017-08 will materially impact the Funds' financial statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Funds have early adopted ASU 2018-13 with the financial statements prepared as of December 31, 2018.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain disclosure requirements effective under Regulation S-X. The Funds' adoption of these amendments, effective with the financial statements prepared as of December 31, 2018 had no effect on the Funds' net assets or results of operations. As a result of adopting these amendments, the distributions to shareholders in the June 30, 2018 Statements of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation, which includes all distributions to each class of shareholders, other than tax basis return of capital distributions, in one line item per share class. Distributions to shareholders for the year ended June 30, 2018 from net investment income and net realized gains in the Funds were as follows (in thousands):

	Integrity Discovery Fund	Integrity Mid-Cap Value Fund	Integrity Small-Cap Value Fund	Integrity Small/Mid-Cap Value Fund
Distributions to Shareholders:
From net investment income:
Class A Shares	$—	$(22)	$—	$(7)
Class C Shares	—	—	—	—
Class R Shares	—	—	—	—
Class R6 Shares	—	(37)	(2,115)	(10)
Class Y Shares	(1)	(570)	(582)	(335)
From net realized gains:
Class A Shares	(6,533)	(91)	(12,707)	(30)
Class C Shares	(2,217)	—	(1,794)	—
Class R Shares	(394)	—	(937)	—
Class R6 Shares	—	(120)	(53,013)	(24)
Class Y Shares	(6,618)	(1,820)	(80,401)	(805)

Victory Portfolios	Notes to Financial Statements — continued December 31, 2018

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	Munder Multi-Cap Fund	S&P 500 Index Fund	Munder Mid-Cap Core Growth Fund	Munder Small Cap Growth Fund
Distributions to Shareholders:
From net investment income:
Class A Shares	$— (a)	$(2,758)	$—	$—
Class C Shares	—	—	—	—
Class R Shares	—	(170)	—	—
Class R6 Shares	—	—	—	—
Class Y Shares	—	(340)	—	—
From net realized gains:
Class A Shares	(18,795)	(26,711)	(104,767)	(1)
Class C Shares	(3,551)	—	(29,546)	—
Class I shares	—	—	—	(40)
Class R Shares	(29)	(2,282)	(5,532)	—
Class R6 Shares	—	—	(124,281)	—
Class Y Shares	(1,654)	(3,200)	(397,335)	— (a)

(a) Rounds to less than $1

	Trivalent Emerging Markets Small-Cap Fund	Trivalent International Fund	Trivalent International Small-Cap Fund	INCORE Total Return Bond Fund
Distributions to Shareholders:
From net investment income:
Class A Shares	$(7)	$(119)	$(1,435)	$(405)
Class C Shares	—	(8)	(20)	(40)
Class I Shares	—	(8)	(8,652)	—
Class R Shares	—	—	—	—
Class R6 Shares	—	(42)	(424)	(394)
Class Y Shares	(68)	(311)	(6,707)	(2,346)
From net realized gains:
Class A Shares	(14)	(326)	(799)	—
Class C Shares	—	(39)	(34)	—
Class I Shares		(19)	(3,698)	—
Class R Shares	—	—	—	—
Class R6 Shares	—	(99)	(199)	—
Class Y Shares	(83)	(746)	(3,159)	—

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued.

Pursuant to a Plan of Liquidation approved by the Board, Munder Multi-Cap Fund Class R liquidated at the close of business on January 25, 2019.

Victory Portfolios	Supplemental Information December 31, 2018

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 42 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	May 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 71	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

Victory Portfolios	Supplemental Information — continued December 31, 2018

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016) and Managing Partner (August 2014-January 2016), Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Portfolios	Supplemental Information — continued December 31, 2018

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	December 1997	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust expects to file a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT beginning March 1, 2019. Prior to that date, the Trust has filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Port and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 through December 31, 2018.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/18	Actual Ending Account Value 12/31/18	Hypothetical Ending Account Value 12/31/18	Actual Expenses Paid During Period 7/1/18- 12/31/18*	Hypothetical Expenses Paid During Period 7/1/18- 12/31/18*	Annualized Expense Ratio During Period 7/1/18- 12/31/18
Integrity Discovery Fund
Class A Shares	$1,000.00	$789.40	$1,017.44	$6.95	$7.83	1.54%
Class C Shares	1,000.00	785.90	1,013.26	10.67	12.03	2.37%
Class R Shares	1,000.00	787.20	1,014.72	9.37	10.56	2.08%
Class Y Shares	1,000.00	790.10	1,018.65	5.87	6.61	1.30%

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	Beginning Account Value 7/1/18	Actual Ending Account Value 12/31/18	Hypothetical Ending Account Value 12/31/18	Actual Expenses Paid During Period 7/1/18- 12/31/18*	Hypothetical Expenses Paid During Period 7/1/18- 12/31/18*	Annualized Expense Ratio During Period 7/1/18- 12/31/18
Integrity Mid-Cap Value
Class A Shares	$1,000.00	$850.80	$1,020.16	$4.67	$5.09	1.00%
Class R6 Shares	1,000.00	852.40	1,022.18	2.80	3.06	0.60%
Class Y Shares	1,000.00	851.70	1,021.42	3.50	3.82	0.75%
Integrity Small-Cap Value
Class A Shares	1,000.00	804.50	1,017.64	6.82	7.63	1.50%
Class C Shares	1,000.00	801.60	1,014.22	9.90	11.07	2.18%
Class R Shares	1,000.00	803.40	1,016.38	7.95	8.89	1.75%
Class R6 Shares	1,000.00	806.70	1,020.42	4.33	4.84	0.95%
Class Y Shares	1,000.00	805.90	1,019.51	5.14	5.75	1.13%
Integrity Small-Mid Value
Class A Shares	1,000.00	838.50	1,019.51	5.24	5.75	1.13%
Class R6 Shares	1,000.00	839.70	1,021.02	3.85	4.23	0.83%
Class Y Shares	1,000.00	839.40	1,020.77	4.08	4.48	0.88%
Munder Multi-Cap Fund
Class A Shares	1,000.00	886.10	1,018.40	6.42	6.87	1.35%
Class C Shares	1,000.00	881.90	1,013.61	10.91	11.67	2.30%
Class R Shares	1,000.00	883.70	1,015.73	8.93	9.55	1.88%
Class Y Shares	1,000.00	887.60	1,020.21	4.71	5.04	0.99%
S&P 500 Index Fund
Class A Shares	1,000.00	929.00	1,022.43	2.67	2.80	0.55%
Class R Shares	1,000.00	926.80	1,020.37	4.66	4.89	0.96%
Class Y Shares	1,000.00	929.90	1,023.29	1.85	1.94	0.38%
Munder Mid-Cap Core Growth
Class A Shares	1,000.00	859.50	1,018.60	6.14	6.67	1.31%
Class C Shares	1,000.00	856.90	1,015.02	9.45	10.26	2.02%
Class R Shares	1,000.00	858.50	1,017.29	7.35	7.98	1.57%
Class R6 Shares	1,000.00	861.60	1,020.92	3.99	4.33	0.85%
Class Y Shares	1,000.00	861.10	1,019.91	4.93	5.35	1.05%
Munder Small Cap Growth Fund
Class A Shares	1,000.00	866.40	1,018.15	6.59	7.12	1.40%
Class I Shares	1,000.00	867.40	1,019.41	5.41	5.85	1.15%
Class Y Shares	1,000.00	864.70	1,019.00	5.78	6.26	1.23%
Trivalent Emerging Markets Small-Cap
Class A Shares	1,000.00	859.60	1,016.48	8.11	8.79	1.73%
Class Y Shares	1,000.00	860.80	1,017.74	6.94	7.53	1.48%
Trivalent International Core Equity
Class A Shares	1,000.00	867.20	1,020.42	4.47	4.84	0.95%
Class C Shares	1,000.00	865.10	1,016.64	7.99	8.64	1.70%
Class I Shares	1,000.00	870.70	1,022.18	2.83	3.06	0.60%
Class R6 Shares	1,000.00	870.20	1,022.43	2.59	2.80	0.55%
Class Y Shares	1,000.00	868.90	1,021.68	3.30	3.57	0.70%

Victory Portfolios	Supplemental Information — continued December 31, 2018

  (Unaudited)

	Beginning Account Value 7/1/18	Actual Ending Account Value 12/31/18	Hypothetical Ending Account Value 12/31/18	Actual Expenses Paid During Period 7/1/18- 12/31/18*	Hypothetical Expenses Paid During Period 7/1/18- 12/31/18*	Annualized Expense Ratio During Period 7/1/18- 12/31/18
Trivalent International Small-Cap
Class A Shares	$1,000.00	$803.20	$1,018.40	$6.14	$6.87	1.35%
Class C Shares	1,000.00	799.70	1,014.62	9.53	10.66	2.10%
Class I Shares	1,000.00	804.40	1,020.42	4.32	4.84	0.95%
Class R6 Shares	1,000.00	803.60	1,019.76	4.91	5.50	1.08%
Class Y Shares	1,000.00	803.70	1,019.66	5.00	5.60	1.10%
INCORE Total Return Bond Fund
Class A Shares	1,000.00	1,009.10	1,020.92	4.30	4.33	0.85%
Class C Shares	1,000.00	1,005.20	1,017.14	8.09	8.13	1.60%
Class R6 Shares	1,000.00	1,010.60	1,022.84	2.38	2.40	0.47%
Class Y Shares	1,000.00	1,010.20	1,021.98	3.24	3.26	0.64%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios	Supplemental Information — continued December 31, 2018

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2018. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at a meeting on October 23, 2018. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. In addition, in 2017 the Independent Trustees, through their counsel, retained an independent consultant to assist with a review of the overall process for conducting the annual review of these advisory arrangements. The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's gross management fees and total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by an independent consultant, FUSE Research Network, LLC ("FUSE"), and a peer group of funds with similar investment strategies selected by FUSE from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of each Fund's peer group, including FUSE's selection of a broad universe of funds using the standard Retail Morningstar Categories, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to FUSE's methodology as compared to the prior year, including as a result of input from the Adviser, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board also noted that the breakpoints in the advisory fee

Victory Portfolios	Supplemental Information — continued December 31, 2018

  (Unaudited)

schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board noted that, except for the Integrity Discovery Fund, Munder Small Cap Growth Fund, Trivalent Emerging Markets Small-Cap Fund and INCORE Total Return Bond Fund, each Fund's advisory fee structure contained at least one breakpoint. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund, except with for the S&P 500 Index Fund, to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Integrity Discovery Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one- and three-year periods, outperformed the benchmark index for the five- and ten-year periods, underperformed the peer group of the one-year period, and outperformed the peer group for the three-, five, and ten-year periods.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Mid-Cap Value Fund

Noting that the Fund commenced operations in 2011, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group for the one- and three-year periods, underperformed the benchmark index for the five-year period, and outperformed the peer group for the five-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Small-Cap Value Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group for the three- and five-year periods, underperformed the benchmark index for the one-year period, outperformed the peer group for the one-year period, and outperformed the both the benchmark index and the peer group for the ten-year period. The Board discussed with management how the Fund's longer term performance can be maintained.

Victory Portfolios	Supplemental Information — continued December 31, 2018

  (Unaudited)

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Small/Mid-Cap Value Fund

Noting that the Fund commenced operations in 2011, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group for the one-year period, underperformed the benchmark index for the three- and five-year periods, outperformed the peer group for the three-year period and underperformed the peer group for the five-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Multi-Cap Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group for the one- and three-year periods, outperformed both the benchmark index and the peer group for the ten-year period, underperformed the peer group for the five-year period, and outperformed the benchmark index for the five-year period. The Board brought the Fund's recent underperformance to management's attention and discussed with the Adviser the Fund's investment strategy and market conditions.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

S&P 500 Index Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods, noting that the Fund's investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of the Fund is net of expenses, while the performance of the benchmark index is gross returns and as a result, the Fund generally will underperform its benchmark due to fees and expenses. The Board considered the fact that the Fund matched the peer group performance for the one- and three-year periods, but underperformed the peer group for the five- and ten-year periods. The Board also considered the Fund's tracking error as a factor in evaluating performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; and (3) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Mid-Cap Core Growth Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group for all of

Victory Portfolios	Supplemental Information — continued December 31, 2018

  (Unaudited)

the periods reviewed. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser the Fund's investment strategy and market conditions.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Small Cap Growth Fund

Noting that the Fund commenced operations in 2015, the Board compared the Fund's Class A performance for the one- and three-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund outperformed the benchmark index for the one-year period, underperformed the benchmark index for the three-year period, underperformed the peer group for the one-year period, and matched the performance of the peer group for the three-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent Emerging Markets Small-Cap Fund

Noting that the Fund commenced operations in 2013, the Board compared the Fund's Class A performance for the one- and three-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group for both of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent International Fund — Core Equity

The Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group for the one- and five-year periods, underperformed the benchmark index but outperformed the peer group for the three-year period, and underperformed both the benchmark index and the peer group for the ten-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent International Small-Cap Fund

The Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed, except the three-year period, and outperformed the peer group for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee was compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness

Victory Portfolios	Supplemental Information — continued December 31, 2018

  (Unaudited)

to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Total Return Bond Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2018, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group for all of the periods reviewed. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-MUNDER-SAR (12/18)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)                       Not applicable.

(b)                       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)                       The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Change in the registrant’s independent public accountant is attached hereto.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 7, 2019

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 7, 2019